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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Peter T. Fariel, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 88.3%
CALIFORNIA — 84.9%
CA Alameda County Industrial Development Authority
	Alson-Thornton LLC,
	Autumn Press, Inc.,
	Series 2004, AMT,
	LOC: Wells Fargo Bank N.A.
	0.220% 11/01/29 (12/01/11) (a)(b)	1,752,000	1,752,000
CA Alameda Public Financing Authority
	Alameda Point Improvement,
	Series 2003 A,
	LOC: Union Bank N.A.,
	LOC: California State Teachers Retirement System
	0.130% 12/01/33 (12/07/11) (a)(b)	7,800,000	7,800,000
CA Alameda-Contra Costa Schools Financing Authority
	Capital Improvement Refinancing,
	Series 2010 N,
	LOC: City National Bank,
	LOC: FHLB
	0.140% 08/01/30 (12/01/11) (a)(b)	4,080,000	4,080,000
CA Barstow
	Desert Visa Apartments,
	Series 1991,
	LOC: FHLB
	0.160% 12/01/20 (12/07/11) (a)(b)	2,300,000	2,300,000
CA BB&T Municipal Trust
	Anaheim California Public Financing Authority,
	Series 2007-2011,
	LOC: Branch Banking & Trust
	0.150% 09/01/22 (12/01/11) (a)(b)	11,605,000	11,605,000
	San Jose California Redevelopment Agency,
	Series 2007-2023,
	LOC: Branch Banking & Trust
	0.150% 02/01/24 (12/01/11) (a)(b)	26,610,000	26,610,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.120% 02/01/25 (12/01/11) (a)(b)	5,755,000	5,755,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.120% 10/15/29 (12/01/11) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
	Series 2002 A,
	Pre-refunded 05/01/12:
	5.375% 05/01/18	2,000,000	2,063,148
	Insured: NPFGC
	6.000% 05/01/13	2,380,000	2,458,987
	Series 2003 Y,
	5.000% 12/01/11	1,675,000	1,675,000
	Series 2009-2991,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LIQ FAC: Morgan Stanley Bank
	0.170% 12/01/28 (12/01/11) (a)(b)(c)	2,760,000	2,760,000
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.220% 02/01/37 (12/01/11) (a)(b)	10,000,000	10,000,000
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.270% 11/01/38 (12/01/11) (a)(b)	8,070,000	8,070,000
	0.300% 04/01/48 (12/01/11) (a)(b)(c)	3,585,000	3,585,000
	El Camino California Hospital District,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.200% 08/01/29 (12/01/11) (a)(b)	10,000,000	10,000,000
	Elk Grove California Finance Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.270% 09/01/29 (12/01/11) (a)(b)	4,005,000	4,005,000
	Golden State TOB Securitization,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.270% 06/01/35 (12/01/11) (a)(b)	1,640,000	1,640,000
	Sacramento California City Financing Authority,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.270% 12/01/31 (12/01/11) (a)(b)	1,760,000	1,760,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.100% 12/01/19 (12/01/11) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.100% 12/01/19 (12/01/11) (a)(b)	7,000,000	7,000,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	1.000% 06/01/26 (12/01/11) (b)(d)	7,000,000	7,000,000
CA Educational Facilities Authority
	Stanford University,
	0.220% 03/22/12	4,400,000	4,400,000
CA Foothill-De Anza Community College District
	Series 2007-1884,
	GTY AGMT: Wells Fargo Bank N.A.
	0.140% 08/01/31 (12/01/11) (a)(b)	4,360,000	4,360,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.120% 02/15/31 (12/01/11) (a)(b)	5,095,000	5,095,000
CA Hayward Housing Authority
	Huntwood Terrace Associates,
	Series 1993,
	LOC: State Street Bank & Trust Co.
	0.120% 03/01/27 (12/07/11) (a)(b)	1,850,000	1,850,000
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,
	Series 2008 B2:
	0.170% 02/06/12	5,000,000	5,000,000
	0.230% 11/15/45 (06/07/12) (b)(d)	5,000,000	5,000,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.120% 08/01/26 (12/01/11) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Columbia College,
	Hollywood Project,
	Series 2010,
	LOC: Rabobank N.A.
	0.140% 10/01/40 (12/01/11) (a)(b)	5,135,000	5,135,000
	San Francisco Ballet Association,
	Series 2008,
	LOC: FHLB
	0.230% 08/01/38 (12/01/11) (a)(b)	10,600,000	10,600,000
CA Irvine Ranch Water District
	Series 2011 A1,
	0.180% 10/01/37 (12/01/11) (b)(d)	17,105,000	17,105,000
	Series 2011 A2,
	0.180% 10/01/37 (12/01/11) (b)(d)	13,680,000	13,680,000
CA Las Lomitas Elementary School District
	Series 2002,
	Election of 2001,
	Pre-refunded 07/01/12,
	5.500% 07/01/22	1,000,000	1,040,545
CA Los Angeles County
	Tax & Revenue Anticipation Notes:
	Series 2011 A,
	2.500% 02/29/12	7,000,000	7,037,281
	Series 2011 B,
	2.500% 03/30/12	7,000,000	7,049,508
	Series 2011 C,
	2.500% 06/29/12	7,500,000	7,590,145
CA Los Angeles Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 08/01/12	7,000,000	7,080,358
CA Metropolitan Water District of Southern California
	Series 2011 A-3,
	0.160% 07/01/36 (12/01/11) (b)(d)	7,500,000	7,500,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.160% 07/01/22 (12/01/11) (a)(b)	2,590,000	2,590,000
CA Municipal Improvement Corp.
	1.350% 12/01/11	2,000,000	2,000,000
CA Oakland Redevelopment Agency
	Multi-Family Housing,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.340% 10/01/50 (12/01/11) (a)(b)	10,000,000	10,000,000
CA Oakland-Alameda County Coliseum Authority
	Coliseum Project,
	Series 2000 C-1,
	LOC: Bank of New York,
	LOC: California State Teachers Retirement System
	0.110% 02/01/25 (12/07/11) (a)(b)	9,600,000	9,600,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.120% 03/01/49 (12/01/11) (a)(b)	1,375,000	1,375,000
CA Orange County
	0.140% 12/08/11	15,000,000	15,000,000
	Tax & Revenue Anticipation Notes,
	Series 2011,
	2.000% 03/15/12	12,000,000	12,060,509
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.150% 09/01/35 (12/01/11) (a)(b)	13,115,000	13,115,000
CA Puttable Floating Option Tax-Exempt Receipts
	California Statewide Communities MFH P-Floats-MT-387,
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.340% 12/01/46 (12/01/11) (a)(b)	19,350,000	19,350,000
CA Roseville Electric System
	Series 2008 A,
	LOC: Morgan Stanley Bank
	0.110% 02/01/35 (12/07/11) (a)(b)	7,490,000	7,490,000
CA Sacramento County Sanitation District Financing Authority
	Series 2008 A,
	LOC: Societe Generale:
	0.950% 12/01/35 (12/01/11) (a)(b)	14,800,000	14,800,000
	0.950% 12/01/35 (12/01/11) (a)(b)(c)	7,500,000	7,500,000
	Series 2008 D,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: Morgan Stanley Bank
	0.080% 12/01/39 (12/01/11) (a)(b)	5,525,000	5,525,000
CA San Bernardino County Housing Authority
	Multi-Family Housing:
	Indian Knoll Apartments,
	Series 1985 A,
	GTY AGMT: Household Finance Corp.,
	DPCE: FNMA
	0.120% 05/15/31 (12/01/11) (a)(b)	3,850,000	3,850,000
	Reche Canyon Apartments,
	Series 1985 B,
	GTY AGMT: Household Finance Corp.,
	DPCE: FNMA
	0.120% 05/15/30 (12/01/11) (a)(b)	3,500,000	3,500,000
CA San Diego County School Districts
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 06/29/12	3,500,000	3,534,998
CA San Francisco City & County Redevelopment Agency
	Hunters Point,
	Series 2005 A,
	LOC: JPMorgan Chase & Co.
	0.120% 08/01/36 (12/01/11) (a)(b)	1,500,000	1,500,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.190% 09/01/31 (12/01/11) (a)(b)	13,375,000	13,375,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.160% 04/01/39 (12/01/11) (a)(b)	15,745,000	15,745,000
CA Santa Clara County Housing Authority
	Willows/HACSC Associates,
	Series 2005 A, AMT,
	LOC: Union Bank N.A.
	0.170% 04/01/40 (12/07/11) (a)(b)	188,000	188,000
CA Statewide Communities Development Authority
	Gas Supply Revenue,
	Series 2010,
	SPA: Royal Bank of Canada
	0.120% 11/01/40 (12/01/11) (a)(b)	17,030,000	17,030,000
	Kaiser Credit Group,
	Series 2009 C3,
	0.100% 04/01/45 (12/07/11) (b)(d)	12,000,000	12,000,000
	Kaiser Permanente:
	Series 2009 B-1,
	0.360% 03/05/12	10,000,000	10,000,000
	Series 2009 B-3,
	0.260% 01/13/12	1,500,000	1,500,000
	Series 2009 B-5,
	0.400% 12/08/11	7,000,000	7,000,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2009 B-1,
	0.270% 02/15/12	20,000,000	20,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank N.A.
	0.220% 02/01/35 (12/01/11) (a)(b)	13,415,000	13,415,000
	UHC Indio LP,
	Tax & Revenue Anticipation Notes,
	Series 2011 5B,
	2.000% 05/15/12	8,755,000	8,825,050
CA State
	Series 2002,
	Pre-refunded 02/01/12,
	5.000% 02/01/27	2,450,000	2,469,219
	Series 2011 A2,
	2.000% 06/26/12	25,500,000	25,731,770
CA Sunnyvale
	Government Center Site,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.150% 04/01/31 (12/01/11) (a)(b)	9,390,000	9,390,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank N.A.
	0.130% 07/01/33 (12/07/11) (a)(b)	15,025,000	15,025,000
CALIFORNIA TOTAL			553,276,518
NEW JERSEY — 1.1%
NJ Economic Development Authority
	1.650% 12/01/11	7,000,000	7,000,000
NEW JERSEY TOTAL			7,000,000
PUERTO RICO — 2.3%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.270% 08/01/50 (12/01/11) (a)(b)	743,000	743,000
PR Commonwealth of Puerto Rico JPMorgan Chase Putters/Drivers Trust
	Series 2011 3920,
	LOC: JPMorgan Chase Bank
	0.110% 05/01/13 (12/01/11) (a)(b)(c)	14,100,000	14,100,000
PUERTO RICO TOTAL			14,843,000

	Total Municipal Bonds (cost of $575,119,518)		575,119,518

6

		Par ($)	Value ($)
Closed-End Investment Companies — 12.7%
CALIFORNIA — 12.7%
CA Nuveen Insured Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank AG
	0.290% 03/01/40 (12/01/11) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 12/01/40 (12/01/11) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 12/01/40 (12/01/11) (a)(b)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/01/11) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/01/11) (a)(b)(c)	34,900,000	34,900,000
CALIFORNIA TOTAL			82,700,000

	Total Closed-End Investment Companies (cost of $82,700,000)		82,700,000

	Total Investments — 101.0% (cost of $657,819,518)(e)		657,819,518

	Other Assets & Liabilities, Net — (1.0)%		(6,365,369)

	Net Assets — 100.0%		651,454,149

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical securities.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$575,119,518	$—	$575,119,518
Total Closed-End Investment Companies	—	82,700,000	—	82,700,000
Total Investments	$—	$657,819,518	$—	$657,819,518

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $100,645,000 or 15.4% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(e)	Cost for federal income tax purposes is $657,819,518.

8

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement
TOB	Tender Option Bond

9

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Asset-Backed Commercial Paper(a) — 24.5%
Cancara Asset Securitisation LLC
	0.200% 12/05/11 (b)	35,000,000	34,999,222
Chariot Funding LLC
	0.140% 12/02/11 (b)	31,000,000	30,999,879
	0.140% 12/16/11 (b)	38,865,000	38,862,733
	0.140% 12/21/11 (b)	45,000,000	44,996,500
	0.250% 02/13/12 (b)	22,000,000	21,988,695
Charta Corp.
	0.250% 01/04/12 (b)	95,000,000	94,977,569
Fairway Finance Co. LLC
	0.130% 12/12/11 (b)	18,455,000	18,454,267
FCAR Owner Trust
	0.280% 01/05/12	9,000,000	8,997,550
	0.290% 01/05/12	34,750,000	34,740,202
	0.290% 01/06/12	98,500,000	98,471,435
	0.340% 01/05/12	3,000,000	2,999,008
	0.340% 03/01/12	59,720,000	59,668,674
	0.350% 01/03/12	255,750,000	255,667,947
	0.350% 01/04/12	103,000,000	102,965,953
Govco LLC
	0.300% 12/16/11 (b)	60,000,000	59,992,500
Jupiter Securitization Co. LLC
	0.140% 12/21/11 (b)	22,000,000	21,998,289
	0.140% 12/22/11 (b)	33,000,000	32,997,305
	0.180% 12/27/11 (b)	44,500,000	44,494,215
Kells Funding LLC
	0.339% 05/11/12 (12/15/11) (b)(c)(d)	114,500,000	114,499,243
	0.361% 03/05/12 (12/05/11) (b)(c)(d)	45,000,000	45,000,000
	0.366% 03/12/12 (12/19/11) (b)(c)(d)	76,700,000	76,700,000
	0.408% 04/05/12 (01/05/12) (b)(c)(d)	92,500,000	92,500,000
	0.497% 02/27/12 (b)	128,000,000	128,000,000
	0.511% 03/15/12 (02/15/12) (b)(c)(d)	128,000,000	128,000,000
LMA Americas LLC
	0.850% 12/07/11 (b)	120,000,000	119,983,000
Manhattan Asset Funding Co. LLC
	0.340% 01/04/12 (b)	29,550,000	29,540,511
	0.340% 01/05/12 (b)	24,000,000	23,992,067
Market Street Funding LLC
	0.140% 12/19/11 (b)	20,760,000	20,758,547
MetLife Short Term Funding LLC
	0.310% 12/05/11 (b)	49,168,000	49,166,306

1

		Par ($)	Value ($)*
Asset-Backed Commercial Paper(a) — (continued)
	0.310% 12/06/11 (b)	35,189,000	35,187,485
	0.310% 12/07/11 (b)	21,643,000	21,641,882
	0.330% 01/03/12 (b)	75,000,000	74,977,313
Royal Park Investments Funding Corp.
	0.750% 12/02/11 (b)	52,500,000	52,498,906
	0.750% 12/06/11 (b)	104,330,000	104,319,132
	0.750% 12/07/11 (b)	39,885,000	39,880,014
Sheffield Receivable Corp.
	0.200% 12/12/11 (b)	100,000,000	99,993,889
Starbird Funding Corp.
	0.700% 12/01/11 (b)	85,000,000	85,000,000
	0.800% 12/07/11 (b)	119,500,000	119,484,067
Straight-A Funding LLC
	0.130% 12/20/11 (b)	19,000,000	18,998,696
Thunder Bay Funding LLC
	0.300% 12/01/11 (b)	29,900,000	29,900,000
Variable Funding Capital Co. LLC
	0.250% 01/17/12 (b)	22,000,000	21,992,819
Versailles Commercial Paper LLC
	0.750% 12/06/11 (b)	127,640,000	127,626,704
Victory Receivables Corp.
	0.120% 12/07/11 (b)	37,000,000	36,999,260
	0.370% 01/03/12 (b)	62,000,000	61,978,972
	0.370% 01/04/12 (b)	21,115,000	21,107,622
	0.400% 01/10/12 (b)	41,070,000	41,051,747

	Total Asset-Backed Commercial Paper (cost of $2,829,050,125)		2,829,050,125

Certificates of Deposit — 20.5%
Bank of Montreal/Chicago
	0.250% 01/03/12	41,300,000	41,300,000
Bank of Nova Scotia
	0.300% 02/03/12	59,000,000	58,998,427
Bank of Nova Scotia/Houston
	0.290% 01/23/12	52,500,000	52,500,000
	0.290% 01/24/12	79,135,000	79,135,000
	0.300% 12/21/11	58,663,000	58,663,000
	0.300% 01/03/12	60,764,000	60,764,000
	0.300% 01/27/12	67,000,000	67,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.390% 01/26/12	77,015,000	77,015,000
	0.400% 02/06/12	31,150,000	31,150,000
	0.430% 02/24/12	52,000,000	52,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Barclays Bank PLC
	0.390% 01/03/12	104,035,000	104,035,000
Credit Suisse NY
	0.380% 02/10/12	144,000,000	144,000,000
	0.420% 01/23/12	62,500,000	62,500,000
	0.626% 12/01/11	5,500,000	5,500,000
DNB Norbank ASA/NY
	0.350% 01/13/12	44,000,000	44,000,000
National Australia Bank/NY
	0.230% 01/17/12	54,340,000	54,340,000
	0.619% 12/30/11	28,000,000	28,009,667
Nordea Bank Finland/NY
	0.310% 12/09/11	42,039,000	42,038,953
	0.330% 12/28/11	29,000,000	29,000,000
	0.350% 01/06/12	66,500,000	66,500,000
	0.350% 01/10/12	44,000,000	44,000,000
	0.350% 01/11/12	9,970,000	9,969,886
	0.385% 02/06/12	95,000,000	95,000,000
	0.430% 02/16/12	80,815,000	80,815,000
Skandinaviska Enskilda Banken/NY
	0.380% 12/01/11	60,000,000	60,000,000
State Street Bank & Trust Co.
	0.250% 12/08/11	78,000,000	78,000,000
Sumitomo Mitsui Banking Corp./NY
	0.150% 12/07/11	170,200,000	170,200,000
	0.320% 12/01/11	82,000,000	82,000,000
	0.340% 01/05/12	55,000,000	55,000,000
Svenska Handelsbanken/NY
	0.310% 12/01/11	58,900,000	58,900,000
	0.330% 12/27/11	57,000,000	57,000,205
	0.435% 02/24/12	120,000,000	120,000,000
Toronto-Dominion Bank/NY
	0.120% 12/07/11	31,150,000	31,150,000
	0.320% 02/07/12	78,614,000	78,614,000
	0.380% 04/30/12	53,000,000	53,000,000
UBS AG/Stamford CT
	0.350% 12/02/11	81,000,000	81,000,000
Westpac Banking Corp./NY
	0.360% 02/03/12	51,692,000	51,692,000

	Total Certificates of Deposit (cost of $2,364,790,138)		2,364,790,138

3

		Par ($)	Value ($)
Commercial Paper(a) — 14.6%
American Honda Finance Corp.
	0.230% 02/03/12	7,500,000	7,496,933
Australia & New Zealand Banking Group Ltd.
	0.250% 01/25/12 (b)	34,530,000	34,516,811
	0.250% 02/22/12 (b)	23,000,000	22,986,743
BNZ International Funding Ltd.
	0.330% 01/12/12 (b)	14,000,000	13,994,610
	0.360% 01/13/12 (b)	12,000,000	11,994,840
	0.430% 02/13/12 (b)	41,000,000	40,963,761
Coca-Cola Co.
	0.160% 01/05/12 (b)	19,919,000	19,915,901
	0.180% 03/07/12 (b)	25,700,000	25,687,536
Commonwealth Bank of Australia
	0.330% 01/25/12 (b)	123,424,000	123,361,774
Erste Abwicklungsanstalt
	0.360% 12/08/11 (b)	97,500,000	97,493,175
	0.360% 12/14/11 (b)	42,500,000	42,494,475
	0.360% 12/19/11 (b)	15,000,000	14,997,300
	0.570% 01/09/12 (b)	55,000,000	54,966,037
	0.570% 01/12/12 (b)	50,000,000	49,966,750
	0.600% 01/10/12 (b)	54,000,000	53,964,000
General Electric Capital Corp.
	0.320% 12/08/11	95,500,000	95,494,058
	0.320% 12/16/11	40,000,000	39,994,667
General Electric Co.
	0.130% 12/21/11	129,000,000	128,990,683
HSBC Bank PLC
	0.300% 02/14/12 (b)	49,850,000	49,818,844
HSBC USA, Inc.
	0.210% 12/06/11	43,500,000	43,498,731
Nordea North America, Inc.
	0.330% 12/09/11	21,177,000	21,175,447
Procter & Gamble Co.
	0.150% 04/04/12 (b)	22,000,000	21,988,542
Prudential PLC
	0.400% 12/07/11 (b)	26,580,000	26,578,228
	0.530% 01/04/12 (b)	27,900,000	27,886,035
	0.600% 02/01/12 (b)	120,000,000	119,876,000
	0.630% 02/14/12 (b)	50,000,000	49,934,375
	0.630% 02/15/12 (b)	90,000,000	89,880,300

4

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
Siemens Capital Co. LLC
	0.150% 12/02/11 (b)	46,000,000	45,999,808
Toyota Credit Canada, Inc.
	0.280% 12/22/11	21,050,000	21,046,562
Toyota Motor Credit Corp.
	0.270% 12/20/11	53,500,000	53,492,376
	0.280% 02/01/12	96,000,000	95,953,707
	0.290% 12/01/11	54,750,000	54,750,000
Westpac Banking Corp.
	0.300% 01/11/12 (b)	85,000,000	84,970,958

	Total Commercial Paper (cost of $1,686,129,967)		1,686,129,967

Municipal Bonds(d)(e) — 9.9%
CALIFORNIA — 0.2%
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.090% 07/01/35 (12/07/11)	20,300,000	20,300,000
CALIFORNIA TOTAL			20,300,000
COLORADO — 0.8%
CO Housing & Finance Authority
	Multi-Family:
	Series 1996,
	DPCE: FNMA
	0.140% 10/15/16 (12/07/11)	6,960,000	6,960,000
	Series 2003 A-1,
	SPA: FHLB
	0.220% 10/01/33 (12/07/11)	9,985,000	9,985,000
	Series 2003 A-2,
	SPA: FHLB
	0.220% 10/01/33 (12/07/11)	6,800,000	6,800,000
	Series 2004 A1,
	SPA: FHLB
	0.160% 10/01/34 (12/07/11)	21,035,000	21,035,000
	Series 2008 A1,
	SPA: FHLB
	0.170% 04/01/29 (12/07/11)	14,475,000	14,475,000
	Series 2008 C1,
	SPA: FHLB
	0.220% 10/01/38 (12/07/11)	8,000,000	8,000,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.170% 05/01/41 (12/07/11)	2,465,000	2,465,000
	Series 2005 B-1,
	SPA: FHLB
	0.170% 04/01/40 (12/07/11)	6,660,000	6,660,000
	Series 2006 CL1,
	SPA: FHLB
	0.220% 11/01/36 (12/07/11)	1,540,000	1,540,000

5

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
Single Family:
Series 2002 A-1,
SPA: FHLB
0.220% 11/01/13 (12/07/11)	1,410,000	1,410,000
Series 2003 A1,
LOC: FNMA,
LOC: FHLMC
0.220% 11/01/30 (12/07/11)	1,385,000	1,385,000
Series 2003 B1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/33 (12/07/11)	855,000	855,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/36 (12/07/11)	755,000	755,000
Series 2006 C1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/36 (12/07/11)	750,000	750,000
Series 2007 C1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/37 (12/07/11)	1,765,000	1,765,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011,
LOC: JPMorgan Chase Bank
0.500% 12/01/29 (12/01/11)	1,600,000	1,600,000
COLORADO TOTAL		86,440,000
CONNECTICUT — 0.3%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo-Mitsubishi UFJ
0.180% 05/15/33 (12/01/11)	17,800,000	17,800,000
Series 2008 A5,
SPA: FHLB
0.160% 11/15/38 (12/01/11)	11,545,000	11,545,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen
0.450% 11/15/38 (12/01/11)	6,505,000	6,505,000
CONNECTICUT TOTAL		35,850,000
FLORIDA — 0.1%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project,
Series 2007,
LOC: TD Bank N.A.
0.210% 07/01/37 (12/01/11)	15,000,000	15,000,000
FLORIDA TOTAL		15,000,000

6

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
ILLINOIS — 0.1%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co.
0.230% 12/01/38 (12/07/11)	7,500,000	7,500,000
ILLINOIS TOTAL		7,500,000
INDIANA — 0.0%
IN Rockport
AK Steel Corp.,
Series 1997 A, AMT,
LOC: PNC Bank N.A.
0.150% 12/01/27 (12/07/11)	4,400,000	4,400,000
INDIANA TOTAL		4,400,000
IOWA — 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.160% 07/01/34 (12/01/11)	7,550,000	7,550,000
Series 2007 G,
SPA: FHLB
0.160% 01/01/38 (12/01/11)	2,395,000	2,395,000
Series 2009 G,
SPA: FHLB
0.190% 01/01/39 (12/01/11)	2,135,000	2,135,000
IOWA TOTAL		12,080,000
KENTUCKY — 0.2%
KY Housing Corp.
Series 2006 W,
SPA: Lloyds TSB Bank PLC
0.450% 07/01/37 (12/07/11)	6,610,000	6,610,000
Series 2007 J,
SPA: Lloyds TSB Bank PLC
0.450% 07/01/37 (12/01/11)	6,800,000	6,800,000
Series 2007 O,
SPA: Lloyds TSB Bank PLC
0.450% 01/01/38 (12/01/11)	5,650,000	5,650,000
KENTUCKY TOTAL		19,060,000
MARYLAND — 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B,
LOC: Branch Banking & Trust
0.300% 01/01/26 (12/01/11)	2,900,000	2,900,000
MARYLAND TOTAL		2,900,000
MASSACHUSETTS — 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A.
0.170% 10/01/22 (12/01/11)	6,670,000	6,670,000
MASSACHUSETTS TOTAL		6,670,000

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
MICHIGAN — 0.2%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.190% 12/01/38 (12/07/11)	27,100,000	27,100,000
MICHIGAN TOTAL			27,100,000
MINNESOTA — 0.0%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.220% 07/01/48 (12/01/11)	925,000	925,000
MN Montrose
	Lyman Lumber Co.,
	Series 2001,
	LOC: U.S. Bank N.A.
	0.220% 05/01/26 (12/01/11)	1,320,000	1,320,000
MINNESOTA TOTAL			2,245,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.150% 06/01/41 (12/07/11)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.180% 12/15/26 (12/01/11)	7,000,000	7,000,000
NEW MEXICO TOTAL			7,000,000
NEW YORK — 1.4%
NY Housing Finance Agency
	Broadway,
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.160% 05/01/44 (12/07/11)	5,485,000	5,485,000
	Midtown West 37th Street,
	Series 2007,
	LOC: Landesbank Hessen-Thüringen
	0.500% 11/01/41 (12/07/11)	23,200,000	23,200,000
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	0.100% 05/01/40 (12/07/11)	10,000,000	10,000,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 B,
	LOC: Landesbank Hessen-Thüringen
	0.500% 06/01/39 (12/07/11)	77,815,000	77,815,000
	Verde Apartments,
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	0.160% 01/01/16 (12/01/11)	15,890,000	15,890,000

8

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW YORK — (continued)
NY New York City Municipal Water Finance Authority
	Second Generation Resolution,
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.220% 06/15/39 (12/01/11)	12,755,000	12,755,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	NYC Recovery,
	Series 2002 E,
	SPA: Landesbank Baden-Württemberg
	0.170% 11/01/22 (12/01/11)	7,785,000	7,785,000
	Series 2001 B,
	SPA: Landesbank Baden-Württemberg
	0.170% 02/01/31 (12/01/11)	5,500,000	5,500,000
NEW YORK TOTAL			158,430,000
NORTH CAROLINA — 0.0%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.290% 10/01/34 (12/01/11)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
NORTH DAKOTA — 0.1%
ND Housing Finance Agency
	Series 2005 A, AMT,
	SPA: Lloyds TSB Bank PLC
	0.130% 01/01/36 (12/07/11)	13,495,000	13,495,000
NORTH DAKOTA TOTAL			13,495,000
OREGON — 0.5%
OR Housing & Community Services Department
	Mortgage Revenue,
	Series 2004 L, AMT,
	SPA: State Street Bank & Trust Co.
	0.130% 07/01/35 (12/07/11)	10,500,000	10,500,000
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.170% 07/01/36 (12/01/11)	5,000,000	5,000,000
	Single Family:
	Series 2004 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.130% 07/01/34 (12/07/11)	15,000,000	15,000,000
	Series 2005 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.130% 07/01/35 (12/07/11)	10,500,000	10,500,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.130% 07/01/37 (12/01/11)	20,000,000	20,000,000
OREGON TOTAL			61,000,000

9

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TENNESSEE — 0.2%
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.130% 09/01/32 (12/01/11)	28,625,000	28,625,000
TENNESSEE TOTAL			28,625,000
TEXAS — 4.6%
TX JPMorgan Chase Putters/Drivers Trust
	Series 2011 3945,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	100,000,000	100,000,000
	Series 2011 3946,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	111,400,000	111,400,000
	Series 2011 3953,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	58,000,000	58,000,000
	Series 2011 3964,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	116,000,000	116,000,000
TX State
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.180% 06/01/45 (12/01/11)	3,025,000	3,025,000
	Veterans Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.150% 12/01/24 (12/07/11)	7,700,000	7,700,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.150% 12/01/29 (12/07/11)	5,000,000	5,000,000
	Series 2003, AMT,
	SPA: Landesbank Hessen-Thüringen
	0.200% 06/01/34 (12/07/11)	11,015,000	11,015,000
	Series 2004,
	SPA: JPMorgan Chase Bank
	0.150% 06/01/20 (12/07/11)	3,750,000	3,750,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.250% 12/01/26 (12/07/11)	8,390,000	8,390,000
	Series 2009,
	SPA: JPMorgan Chase Bank
	0.150% 06/01/31 (12/07/11)	9,515,000	9,515,000
	Series 2010 B,
	SPA: Sumitomo Mitsui Banking
	0.160% 12/01/31 (12/07/11)	11,920,000	11,920,000
	Veterans Land:
	Series 2002 A,
	SPA: Landesbank Hessen-Thüringen
	0.230% 12/01/32 (12/06/11)	6,335,000	6,335,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.200% 12/01/24 (12/06/11)	2,140,000	2,140,000

10

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
	Series 2006 B,
	SPA: Landesbank Hessen-Thüringen
	0.300% 12/01/26 (12/07/11)	7,545,000	7,545,000
	Series 2011 A,
	SPA: JPMorgan Chase Bank
	0.100% 06/01/41 (12/07/11)	68,995,000	68,995,000
TEXAS TOTAL			530,730,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
	Norwich University,
	Series 2008,
	LOC: TD Bank N.A.
	0.090% 09/01/38 (12/07/11)	20,000,000	20,000,000
VERMONT TOTAL			20,000,000
WASHINGTON — 0.2%
WA Housing Finance Commission
	Spokane United Methodist Homes,
	Rockwood Programs,
	Series 1999 B,
	LOC: Wells Fargo Bank N.A.
	0.160% 01/01/30 (12/01/11)	3,625,000	3,625,000
WA Port of Seattle
	Series 2008, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.330% 07/01/33 (12/07/11)	22,600,000	22,600,000
WASHINGTON TOTAL			26,225,000
WISCONSIN — 0.4%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.090% 08/15/36 (12/07/11)	24,800,000	24,800,000
WI Housing & Economic Development Authority
	Series 2007 D,
	SPA: Fortis Bank SA/NV:
	1.250% 09/01/27 (12/07/11)	13,500,000	13,500,000
	1.250% 09/01/34 (12/07/11)	4,495,000	4,495,000
WISCONSIN TOTAL			42,795,000

	Total Municipal Bonds (cost of $1,144,830,000)		1,144,830,000

Government & Agency Obligations — 4.2%
U.S. Government Agencies — 3.1%
Federal Farm Credit Bank
	0.150% 07/05/12 (f)	17,000,000	16,984,629
	0.268% 01/10/13 (12/10/11) (c)(d)	48,000,000	47,991,888
Federal Home Loan Bank
	0.130% 02/24/12 (f)	42,200,000	42,197,083

11

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
Federal Home Loan Mortgage Corp.
	0.060% 01/11/12 (f)	14,000,000	13,999,043
	0.380% 11/18/13 (12/01/11) (c)(d)	84,735,000	84,701,327
Federal National Mortgage Association
	0.285% 12/20/12 (12/20/11) (c)(d)	30,000,000	29,993,595
	0.320% 10/17/13 (12/01/11) (c)(d)	21,000,000	20,991,981
	0.400% 02/01/13 (02/01/12) (c)(d)	100,300,000	100,280,356
U.S. GOVERNMENT AGENCIES TOTAL			357,139,902
U.S. Government Obligations — 1.1%
U.S. Treasury Note
	1.000% 04/30/12	57,500,000	57,709,338
	4.625% 07/31/12	59,975,000	61,764,794
U.S. GOVERNMENT OBLIGATIONS TOTAL			119,474,132

	Total Government & Agency Obligations (cost of $476,614,034)		476,614,034

Time Deposits — 2.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.030% 12/01/11	189,000,000	189,000,000
Citibank N.A.
	0.080% 12/01/11	117,830,000	117,830,000

	Total Time Deposits (cost of $306,830,000)		306,830,000

Corporate Bond — 0.0%
JPMorgan Chase & Co.
	4.500% 01/15/12	2,171,000	2,181,948

	Total Corporate Bond (cost of $2,181,948)		2,181,948

Repurchase Agreements — 23.6%
	Repurchase agreement with Barclays Capital, dated 10/31/11, due 12/01/11 at 0.350%, collateralized by corporate bonds with various maturities to 08/15/21, market value $115,500,000 (repurchase proceeds $110,033,153)	110,000,000	110,000,000
	Repurchase agreement with Barclays Capital, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/15/29, market value $76,500,076 (repurchase proceeds $75,000,208)	75,000,000	75,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 10/03/11, due 12/02/11 at 0.400%, collateralized by corporate bonds with various maturities to 08/03/21, market value $105,004,558 (repurchase proceeds $100,066,667)	100,000,000	100,000,000

12

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Credit Suisse First Boston, dated 11/30/11, due 01/30/12 at 0.540%, collateralized by corporate bonds with various maturities to 08/09/20, market value $183,754,872 (repurchase proceeds $175,160,125)	175,000,000	175,000,000
Repurchase agreement with Goldman Sachs, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $390,661,411 (repurchase proceeds $383,001,383)	383,000,000	383,000,000
Repurchase agreement with Goldman Sachs, dated 11/30/11, due 12/07/11 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $166,260,924 (repurchase proceeds $163,006,339)	163,000,000	163,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/47, market value $143,820,006 (repurchase proceeds $141,000,509)	141,000,000	141,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.180%, collateralized by corporate bonds with various maturities to 09/01/21, market value $187,953,932 (repurchase proceeds $179,000,895)	179,000,000	179,000,000
Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/40, market value $61,202,568 (repurchase proceeds $60,000,217)	60,000,000	60,000,000
Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 12/01/11 at 0.230%, collateralized by corporate bonds with various maturities to 10/15/21, market value $204,752,153 (repurchase proceeds $195,001,246)	195,000,000	195,000,000
Repurchase agreement with J.P. Morgan Securities, dated 11/29/11, due 12/06/11 at 0.280%, collateralized by corporate bonds with various maturities to 09/15/21, market value $85,538,932 (repurchase proceeds $81,469,435)	81,465,000	81,465,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 11/15/20, market value $173,400,087 (repurchase proceeds $170,000,803)	170,000,000	170,000,000

13

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Mizuho Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.210%, collateralized by corporate bonds with various maturities to 11/15/21, market value $278,455,917 (repurchase proceeds $270,001,575)	270,000,000	270,000,000
Repurchase agreement with Morgan Stanley, dated 11/30/11, due 12/01/11 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/41, market value $102,000,000 (repurchase proceeds $100,000,389)	100,000,000	100,000,000
Repurchase agreement with RBC Capital Markets, dated 11/04/11, due 02/02/12 at 0.580%, collateralized by corporate bonds and a U.S. Government Agency obligation with various maturities to 05/01/38, market value $166,908,218 (repurchase proceeds $159,230,550)	159,000,000	159,000,000
Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 10/20/41, market value $127,500,000 (repurchase proceeds $125,000,451)	125,000,000	125,000,000
Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.180%, collateralized by a U.S. Government Agency obligation, commercial paper and certificates of deposit with various maturities to 09/01/41, market value $140,081,041 (repurchase proceeds $136,000,680)	136,000,000	136,000,000
Repurchase agreement with RBS Securities, Inc., dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/41, market value $102,004,591 (repurchase proceeds $100,000,361)	100,000,000	100,000,000

Total Repurchase Agreements (cost of $2,722,465,000)		2,722,465,000

Total Investments — 100.0% (cost of $11,532,891,212)(g)		11,532,891,212

Other Assets & Liabilities, Net — (0.0)%		(804,827)

Net Assets — 100.0%		11,532,086,385

14

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical securities.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Asset-Backed Commercial Paper	$—	$2,829,050,125	$—	$2,829,050,125
Total Certificates of Deposit	—	2,364,790,138	—	2,364,790,138
Total Commercial Paper	—	1,686,129,967	—	1,686,129,967
Total Municipal Bonds	—	1,144,830,000	—	1,144,830,000
Total Government & Agency Obligations	—	476,614,034	—	476,614,034
Total Time Deposits	—	306,830,000	—	306,830,000
Total Corporate Bond	—	2,181,948	—	2,181,948
Total Repurchase Agreements	—	2,722,465,000	—	2,722,465,000
Total Investments	$—	$11,532,891,212	$—	$11,532,891,212

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $3,775,176,159 or 32.7% of net assets for the Fund.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2011.

(d)	Parenthetical date represents the effective maturity date for the security.

15

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $11,532,891,212.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.5%
ARIZONA — 0.6%
AZ Phoenix Industrial Development Authority
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 04/01/19 (12/07/11) (a)(b)	685,000	685,000
ARIZONA TOTAL			685,000
CONNECTICUT — 75.3%
CT Derby
	Series 2011,
	1.000% 04/02/12	2,000,000	2,003,892
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.320% 05/01/21 (12/01/11) (a)(b)	920,000	920,000
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.130% 08/01/23 (12/07/11) (a)(b)	4,500,000	4,500,000
	RK Bradley Associates LP,
	Series 2006,
	LOC: TD Bank N.A.
	0.130% 12/01/28 (12/01/11) (a)(b)	500,000	500,000
CT East Windsor
	Series 2011,
	1.500% 03/27/12	605,000	607,127
CT Easton
	Series 2011,
	1.000% 07/06/12	2,000,000	2,008,073
CT Fairfield
	Series 2011,
	2.000% 07/20/12	1,200,000	1,212,039
CT Glastonbury
	Series 2011,
	1.250% 11/13/12	415,000	417,944
CT Groton
	Series 2006,
	4.000% 10/01/12	345,000	355,178
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.110% 07/01/41 (12/01/11) (a)(b)	2,500,000	2,500,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.110% 07/01/34 (12/01/11) (a)(b)	6,200,000	6,200,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.110% 07/01/37 (12/01/11) (a)(b)	3,910,000	3,910,000
	Lawrence & Memorial Hospital, Inc.,
	Series 2004 E,
	LOC: JPMorgan Chase Bank
	0.080% 07/01/34 (12/07/11) (a)(b)	2,200,000	2,200,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.150% 07/01/47 (12/01/11) (a)(b)	4,200,000	4,200,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.060% 07/01/30 (12/01/11) (a)(b)	3,600,000	3,600,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/30 (12/07/11) (a)(b)	3,000,000	3,000,000
	United Methodist Home Sharon,
	Series 2001 A,
	LOC: Wells Fargo Bank N.A.
	0.220% 07/01/31 (12/01/11) (a)(b)	200,000	200,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.140% 01/01/18 (12/01/11) (a)(b)(c)	4,200,000	4,200,000
	Yale University Eagle,
	Series 2005 A,
	LIQ FAC: Citibank N.A.
	0.140% 07/01/35 (12/01/11) (a)(b)	2,375,000	2,375,000
	Yale University:
	Series 1999 U-2,
	0.050% 07/01/33 (12/07/11) (b)(d)	355,000	355,000
	Series 2005 Y-2,
	0.050% 07/01/35 (12/01/11) (b)(d)	1,880,000	1,880,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.120% 07/01/32 (12/01/11) (a)(b)	3,000,000	3,000,000
	Housing Mortgage Financing Program,
	Series 2003 E-4, AMT,
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.180% 11/15/27 (12/01/11) (a)(b)	2,620,000	2,620,000
	Merlots,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.180% 11/15/15 (12/07/11) (a)(b)	3,515,000	3,515,000
CT Litchfield
	Series 2011,
	1.500% 02/08/12	2,210,000	2,213,444
CT Milford
	Series 2011,
	3.000% 11/01/12	770,000	788,388
CT Oxford
	Series 2011,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	1.500% 07/26/12	1,000,000	1,008,105
CT Regional School District No. 10
	Series 2011,
	1.000% 04/13/12	2,000,000	2,005,328
CT Simsbury
	Series 2011,
	1.500% 01/15/12	500,000	500,646
CT South Windsor
	Series 2011,
	1.250% 02/21/12	1,950,000	1,954,064
CT Special Tax Revenue
	Transportation Infrastructure,
	Series 2007 A,
	4.000% 08/01/12	400,000	409,468
CT Stamford
	Series 2010 A,
	2.000% 12/01/11	1,055,000	1,055,000
CT State
	Series 2001 A,
	SPA: Landesbank Hessen-Thüringen
	0.290% 02/15/21 (12/01/11) (a)(b)	6,400,000	6,400,000
	Series 2002 D,
	5.250% 11/15/12	500,000	523,119
	Series 2006 A,
	3.500% 12/15/11	500,000	500,565
	Series 2006 D,
	4.000% 11/01/12	500,000	516,693
	Series 2007 D,
	4.000% 12/01/11	500,000	500,000
	Series 2008 A,
	5.000% 02/01/12	500,000	503,950
	Series 2009 A,
	5.000% 01/01/12	200,000	200,721
CT Thomaston
	Series 2011,
	1.000% 08/09/12	2,750,000	2,761,331
CT University of Connecticut
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/17	700,000	711,937
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 02/15/18 (12/01/11) (a)(b)(c)	890,000	890,000
CT Waterford
	Series 2011,
	4.000% 08/01/12	715,000	732,098
CT West Hartford
	Series 2001,
	4.500% 01/15/12	300,000	301,473
CT Windsor
	Series 2011,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	2.000% 04/11/12	1,010,000	1,015,252
CONNECTICUT TOTAL			81,770,835
ILLINOIS — 0.8%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.650% 11/01/22 (12/01/11) (a)(b)	850,000	850,000
ILLINOIS TOTAL			850,000
INDIANA — 0.7%
IN Elkhart
	Vahala Enterprises, Inc.,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 09/01/17 (12/01/11) (a)(b)	800,000	800,000
INDIANA TOTAL			800,000
NEW JERSEY — 0.9%
NJ Economic Development Authority
	1.650% 12/01/11	1,000,000	1,000,000
NEW JERSEY TOTAL			1,000,000
OHIO — 1.1%
OH Portage
	Hattie Larlham Center,
	Series 2001,
	LOC: PNC Bank N.A.
	0.650% 02/01/17 (12/01/11) (a)(b)	1,220,000	1,220,000
OHIO TOTAL			1,220,000
PUERTO RICO — 15.3%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007 2034,
	LOC: Branch Banking & Trust
	0.160% 01/01/28 (12/01/11) (a)(b)	3,480,000	3,480,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007 462,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.270% 08/01/47 (12/01/11) (a)(b)	3,955,000	3,955,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Bank of Nova Scotia
	0.070% 07/01/28 (12/07/11) (a)(b)	1,555,000	1,555,000
PR Commonwealth of Puerto Rico JPMorgan Chase Putters/Drivers Trust
	Series 2011 3920,
	LOC: JPMorgan Chase Bank
	0.110% 05/01/13 (12/01/11) (a)(b)(c)	900,000	900,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	3,155,000	3,181,826
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.100% 07/01/20 (12/01/11) (a)(b)	3,480,000	3,480,000
PUERTO RICO TOTAL			16,551,826
UTAH — 1.8%
UT Transit Authority
	Series 2006 A,
	LOC: BNP Paribas
	0.160% 06/15/36 (12/01/11) (a)(b)	1,920,000	1,920,000
UTAH TOTAL			1,920,000

	Total Municipal Bonds (cost of $104,797,661)		104,797,661

Closed-End Investment Company — 3.7%
OTHER — 3.7%
Nuveen Premier Insured Municipal Income Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 12/01/40 (12/01/11) (a)(b)(c)	4,000,000	4,000,000

	OTHER TOTAL		4,000,000
	Total Closed-End Investment Company (cost of $4,000,000)		4,000,000

	Total Investments — 100.2% (cost of $108,797,661)(e)		108,797,661

	Other Assets & Liabilities, Net — (0.2)%		(255,658)

	Net Assets — 100.0%		108,542,003

	Notes to Investment Portfolio:

	*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical securities.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$104,797,661	$—	$104,797,661
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$108,797,661	$—	$108,797,661

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $9,990,000 or 9.2% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(e)	Cost for federal income tax purposes is $108,797,661.

6

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Merlots	Municipal Exempt Receipts - Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 42.9%
U.S. Government Agencies — 39.6%
Federal Farm Credit Bank
	0.187% 10/26/12 (12/26/11) (a)(b)	2,000,000	1,999,457
	0.209% 11/29/12 (12/29/11) (a)(b)	6,000,000	5,998,786
	0.209% 07/29/13 (12/29/11) (a)(b)	150,000	149,749
	0.216% 08/01/13 (12/01/11) (a)(b)	4,000,000	3,998,667
	0.220% 11/26/12 (12/01/11) (a)(b)	6,000,000	6,000,000
	0.228% 12/13/11 (a)	500,000	500,000
	0.235% 03/21/12 (12/21/11) (a)(b)	7,000,000	6,999,786
	0.240% 02/01/13 (02/01/12) (a)(b)	1,500,000	1,499,645
	0.258% 11/13/12 (12/13/11) (a)(b)	2,163,000	2,163,760
	0.265% 03/22/13 (12/22/11) (a)(b)	3,000,000	2,999,979
	0.268% 11/05/12 (12/05/11) (a)(b)	310,000	310,118
	0.268% 01/10/13 (12/10/11) (a)(b)	4,400,000	4,399,256
	0.268% 10/12/12 (12/12/11) (a)(b)	500,000	500,264
	0.268% 12/13/12 (12/13/11) (a)(b)	1,686,000	1,686,885
	0.346% 10/01/12 (12/01/11) (a)(b)	1,000,000	1,001,187
	0.363% 01/25/13 (01/25/12) (a)(b)	1,122,000	1,122,124
	0.385% 02/07/13 (02/07/12) (a)(b)	2,000,000	1,999,810
	0.500% 07/10/12	1,000,000	1,001,929
	0.950% 03/05/12	2,116,000	2,120,205
	2.250% 04/24/12	555,000	559,613
Federal Home Loan Bank
	0.085% 03/23/12 (c)	1,000,000	999,733
	0.090% 01/25/12 (c)	5,000,000	4,999,312
	0.090% 02/10/12 (c)	4,600,000	4,599,184
	0.095% 01/06/12 (c)	4,000,000	3,999,620
	0.095% 04/09/12 (c)	6,500,000	6,497,770
	0.100% 01/06/12 (c)	3,000,000	2,999,700
	0.100% 01/25/12 (c)	6,859,000	6,857,952
	0.100% 02/29/12 (c)	18,000,000	17,995,500
	0.130% 02/15/12 (c)	14,000,000	13,999,320
	0.150% 04/16/12 (c)	2,425,000	2,424,793
	0.207% 10/25/12 (12/25/11) (a)(b)	3,000,000	2,999,454
	0.207% 11/26/12 (12/26/11) (a)(b)	14,500,000	14,497,086
	0.290% 01/20/12 (c)	1,900,000	1,899,974
	0.300% 02/08/12	3,000,000	3,001,230
	2.250% 04/13/12	2,510,000	2,529,293
Federal Home Loan Mortgage Corp.
	0.060% 01/11/12 (c)	6,000,000	5,999,590
	0.110% 01/09/12 (c)	6,000,000	5,999,285

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.110% 02/06/12 (c)	5,000,000	4,998,976
0.115% 04/03/12 (c)	12,000,000	11,995,247
0.130% 12/05/11 (c)	3,000,000	2,999,957
0.130% 02/13/12 (c)	6,075,000	6,073,377
0.185% 11/02/12 (12/02/11) (a)(b)	1,600,000	1,599,711
0.195% 02/04/13 (12/04/11) (a)(b)	8,000,000	7,995,194
0.195% 06/03/13 (12/03/11) (a)(b)	1,500,000	1,499,086
0.202% 06/17/13 (12/17/11) (a)(b)	2,000,000	1,998,439
0.205% 12/21/11 (c)	1,500,000	1,499,992
0.208% 08/10/12 (12/10/11) (a)(b)	7,900,000	7,897,792
0.208% 12/14/11 (a)	3,743,000	3,743,001
0.210% 02/16/12 (12/16/11) (a)(b)	6,702,000	6,702,006
0.215% 03/21/13 (12/21/11) (a)(b)	4,000,000	3,997,360
0.215% 04/03/12 (12/03/11) (a)(b)	3,352,000	3,352,122
0.220% 10/12/12 (12/01/11) (a)(b)	467,000	466,918
0.380% 11/18/13 (c)	5,000,000	4,999,018
5.750% 01/15/12	415,000	417,868
Federal National Mortgage Association
0.065% 01/09/12 (c)	500,000	499,965
0.120% 01/19/12 (c)	5,600,000	5,599,085
0.130% 03/30/12 (c)	3,000,000	2,998,700
0.140% 12/19/11 (c)	13,000,000	12,999,090
0.140% 02/15/12 (c)	4,817,000	4,815,576
0.200% 01/18/12 (c)	4,000,000	3,998,933
0.280% 11/23/12 (12/01/11) (a)(b)	315,000	315,124
0.285% 12/20/12 (12/20/11) (a)(b)	3,000,000	2,999,359
0.320% 10/17/13 (12/01/11) (a)(b)	3,000,000	2,998,854
0.400% 02/01/13 (02/01/12) (a)(b)	3,050,000	3,049,469
1.875% 04/20/12	3,000,000	3,019,435
5.000% 02/16/12	300,000	303,048
U.S. GOVERNMENT AGENCIES TOTAL		265,142,718
U.S. Government Obligations — 3.3%
U.S. Treasury Note
1.000% 04/30/12	17,500,000	17,565,373
1.500% 07/15/12	3,000,000	3,026,135
4.500% 03/31/12	1,700,000	1,724,878
U.S. GOVERNMENT OBLIGATIONS TOTAL		22,316,386

	Total Government & Agency Obligations (cost of $287,459,104)	287,459,104

2

		Par ($)	Value ($)

Repurchase Agreements — 57.1%

	Repurchase agreement with Barclays Capital, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 01/15/25, market value $34,894,296 (repurchase proceeds $34,210,095)	34,210,000	34,210,000

	Repurchase agreement with BNP Paribas, dated 11/30/11, due 12/01/11 at 0.150%, collateralized by a corporate bond maturing 12/26/12, market value $19,570,000 (repurchase proceeds $19,000,079)	19,000,000	19,000,000

	Repurchase agreement with Credit Agricole, dated 11/30/11, due 12/01/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 02/15/25, market value $102,000,010 (repurchase proceeds $100,000,417)	100,000,000	100,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 10/18/11, due 01/17/12 at 0.150%, collateralized by a Government Agency obligation maturing 10/01/23, market value $13,261,591 (repurchase proceeds $13,004,929)	13,000,000	13,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 11/28/11, due 01/03/12 at 0.170%, collateralized by a Government Agency obligation maturing 07/01/41, market value $7,140,311 (repurchase proceeds $7,001,190)	7,000,000	7,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/41, market value $102,000,875 (repurchase proceeds $100,000,361)	100,000,000	100,000,000

	Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 10/20/41, market value $102,000,000 (repurchase proceeds $100,000,361)	100,000,000	100,000,000

	Repurchase agreement with UBS Securities LLC, dated 11/30/11, due 12/01/11 at 0.150%, collateralized by a U.S. Government Agency obligation and corporate bonds with various maturities to 02/15/28, market value $9,248,276 (repurchase proceeds $9,000,038)	9,000,000	9,000,000

	Total Repurchase Agreements (cost of $382,210,000)		382,210,000

3

Total Investments — 100.0% (cost of $669,669,104)(d)	669,669,104

Other Assets & Liabilities, Net — (0.0)%	(28,182)

Net Assets — 100.0%	669,640,922

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical securities.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$287,459,104	$—	$287,459,104
Total Repurchase Agreements	—	382,210,000	—	382,210,000
Total Investments	$—	$669,669,104	$—	$669,669,104

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

4

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)	The rate shown represents the discount rate at the date of purchase.

(d)	Cost for federal income tax purposes is $669,669,104.

5

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Government Reserves

	Par ($)	Value ($)
Government & Agency Obligations — 104.7%
U.S. Government Agencies — 53.2%
Federal Farm Credit Bank
0.010% 12/01/11	4,000,000	4,000,000
0.010% 12/06/11 (a)	16,000,000	15,999,978
0.010% 12/15/11 (a)	15,000,000	14,999,942
0.110% 03/27/12 (a)	17,000,000	16,993,923
0.120% 03/27/12 (a)	11,521,000	11,516,507
0.150% 07/05/12 (a)	65,000,000	64,941,229
0.187% 10/26/12 (12/26/11) (b)(c)	20,000,000	19,994,567
0.198% 12/08/11 (b)	1,625,000	1,625,037
0.200% 01/19/12 (a)	15,050,000	15,045,903
0.209% 07/29/13 (12/29/11) (b)(c)	665,000	663,886
0.210% 01/05/12 (a)	8,000,000	7,998,367
0.216% 08/01/13 (12/01/11) (b)(c)	37,000,000	36,987,666
0.220% 11/26/12 (12/01/11) (b)(c)	75,000,000	75,000,000
0.227% 03/27/12 (12/27/11) (b)(c)	65,250,000	65,248,548
0.227% 07/24/13 (12/24/11) (b)(c)	705,000	704,062
0.228% 12/13/11 (b)	42,500,000	42,500,000
0.230% 03/23/12	3,000,000	3,000,630
0.235% 03/21/12 (12/21/11) (b)(c)	85,000,000	84,997,396
0.236% 03/01/12 (12/01/11) (b)(c)	100,000,000	99,994,953
0.240% 02/01/13 (02/01/12) (b)(c)	8,000,000	7,998,104
0.245% 11/19/13 (12/19/11) (b)(c)	4,875,000	4,874,018
0.247% 12/28/12 (12/28/11) (b)(c)	77,000,000	77,000,232
0.257% 11/27/12 (12/27/11) (b)(c)	13,000,000	13,001,334
0.258% 11/13/12 (12/13/11) (b)(c)	11,090,000	11,094,332
0.265% 03/22/13 (12/22/11) (b)(c)	37,000,000	36,999,739
0.268% 11/05/12 (12/05/11) (b)(c)	3,720,000	3,721,413
0.268% 01/10/13 (12/10/11) (b)(c)	99,700,000	99,683,150
0.268% 10/12/12 (12/12/11) (b)(c)	4,991,000	4,993,640
0.268% 12/13/12 (12/13/11) (b)(c)	66,242,000	66,255,434
0.280% 03/01/12	800,000	800,400
0.280% 03/16/12	44,000,000	44,015,049
0.300% 04/11/13 (01/10/12) (b)(c)	8,140,000	8,143,363
0.346% 10/01/12 (12/01/11) (b)(c)	6,000,000	6,007,123
0.363% 01/25/13 (01/25/12) (b)(c)	12,530,000	12,531,403
0.385% 02/07/13 (02/07/12) (b)(c)	82,000,000	81,992,204
0.500% 05/02/12 (02/02/12) (b)(c)	13,000,000	13,011,556
0.500% 07/10/12	13,500,000	13,526,042
0.875% 12/09/11	1,225,000	1,225,222
0.950% 02/10/12	240,000	240,321

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.950% 03/05/12	19,441,000	19,479,636
2.000% 01/17/12	4,100,000	4,110,174
2.250% 04/24/12	11,952,000	12,051,337
Federal Home Loan Bank
0.001% 12/01/11	1,619,000	1,619,000
0.001% 12/02/11 (a)	27,925,000	27,924,999
0.005% 12/02/11 (a)	43,825,000	43,824,994
0.010% 12/02/11 (a)	116,795,000	116,794,968
0.010% 01/04/12 (a)	30,045,000	30,044,716
0.018% 01/18/12 (a)	20,000,000	19,999,520
0.020% 01/06/12 (a)	17,000,000	16,999,660
0.030% 12/09/11 (a)	24,000,000	23,999,840
0.040% 12/09/11 (a)	23,000,000	22,999,796
0.040% 12/14/11 (a)	61,000,000	60,999,119
0.040% 12/16/11 (a)	12,000,000	11,999,800
0.040% 01/20/12 (a)	73,000,000	72,995,944
0.050% 01/11/12 (a)	5,745,000	5,744,673
0.050% 01/18/12 (a)	62,700,000	62,695,820
0.060% 01/18/12 (a)	55,000,000	54,995,600
0.060% 01/25/12 (a)	31,389,000	31,386,123
0.070% 02/03/12 (a)	6,300,000	6,299,216
0.070% 03/19/12 (a)	1,508,000	1,507,680
0.075% 04/27/12 (a)	5,580,000	5,578,280
0.080% 04/27/12 (a)	1,650,000	1,649,457
0.085% 03/23/12 (a)	5,600,000	5,598,506
0.090% 02/10/12 (a)	72,000,000	71,987,220
0.090% 05/16/12 (a)	58,000,000	57,975,785
0.095% 01/06/12 (a)	65,000,000	64,993,825
0.095% 04/09/12 (a)	58,000,000	57,980,103
0.100% 12/02/11 (a)	6,576,000	6,575,982
0.100% 01/06/12 (a)	105,000,000	104,989,500
0.100% 01/19/12 (a)	2,010,000	2,009,968
0.100% 02/03/12 (a)	110,000,000	109,980,444
0.100% 02/08/12 (a)	50,000,000	49,990,417
0.100% 03/02/12 (a)	16,000,000	15,995,911
0.110% 12/07/11 (a)	31,000,000	30,999,432
0.115% 03/01/12 (a)	49,100,000	49,085,727
0.120% 03/01/12 (a)	50,000,000	49,984,833
0.120% 03/02/12	48,000,000	47,993,093
0.120% 04/23/12 (a)	3,150,000	3,148,488

2

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.130% 12/02/11 (a)	80,000,000	79,999,711
	0.130% 01/23/12	65,000,000	64,996,423
	0.130% 02/13/12	112,000,000	111,994,603
	0.130% 02/15/12	138,000,000	137,993,298
	0.150% 04/16/12	52,290,000	52,285,537
	0.180% 01/25/12 (a)	60,000,000	59,983,500
	0.207% 10/25/12 (12/25/11) (b)(c)	56,300,000	56,289,754
	0.290% 01/20/12 (b)	81,300,000	81,298,889
	0.320% 12/09/11	32,705,000	32,707,068
	0.324% 02/10/12 (b)	15,950,000	15,948,269
	0.370% 01/04/12	3,050,000	3,050,879
	0.670% 01/13/12	25,000,000	25,018,167
	0.750% 12/21/11	14,190,000	14,195,544
	1.000% 12/28/11	2,720,000	2,721,917
	4.750% 12/09/11	800,000	800,835
TN Valley Authority
	0.001% 12/01/11 (a)	34,155,000	34,155,000
	0.005% 12/05/11 (a)	25,303,000	25,302,986
U.S. GOVERNMENT AGENCIES TOTAL			3,273,058,639
U.S. Government Obligations — 51.5%
U.S. Treasury Bill
	0.005% 12/01/11 (d)	1,318,911,000	1,318,911,000
	0.005% 12/15/11 (d)	483,000,000	482,999,061
	0.016% 12/08/11 (d)	472,637,000	472,636,975
	0.250% 01/05/12 (d)	143,000,000	142,996,524
U.S. Treasury Note
	0.875% 02/29/12	95,550,000	95,725,191
	1.000% 03/31/12	45,000,000	45,142,318
	1.000% 04/30/12	242,850,000	243,760,283
	1.125% 12/15/11	78,000,000	78,033,261
	1.125% 01/15/12	32,000,000	32,042,051
	1.500% 07/15/12	40,000,000	40,348,465
	1.750% 08/15/12	37,000,000	37,426,161
	4.500% 03/31/12	11,000,000	11,160,973
	4.625% 07/31/12	11,000,000	11,328,266
	4.750% 01/31/12	18,500,000	18,644,379
	4.750% 05/31/12	60,000,000	61,389,900
	4.875% 02/15/12	75,000,000	75,746,915
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,168,291,723

	Total Government & Agency Obligations (cost of $6,441,350,362)		6,441,350,362

3

Total Investments — 104.7% (cost of $6,441,350,362)(e)	6,441,350,362

Other Assets & Liabilities, Net — (4.7)%	(287,294,641)

Net Assets — 100.0%	6,154,055,721

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical securities.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,441,350,362	$—	$6,441,350,362
Total Investments	$—	$6,441,350,362	$—	$6,441,350,362

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2011.

(c)	Parenthetical date represents the effective maturity date for the security.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $6,441,350,362.

5

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 97.8%
MASSACHUSETTS — 85.1%
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.110% 12/15/34 (12/01/11) (a)(b)(c)	6,600,000	6,600,000
MA Bay Transportation Authority
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.100% 03/01/30 (12/07/11) (a)(b)	6,900,000	6,900,000
	Series 2002 A,
	Pre-refunded 07/01/12,
	5.250% 07/01/23	500,000	514,352
MA Clipper Tax-Exempt Certificate Trust
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.140% 01/01/17 (12/01/11) (a)(b)	10,000,000	10,000,000
MA Cohasset
	Series 2009,
	2.000% 11/15/12	855,000	867,910
	Series 2010,
	1.500% 12/09/11	2,039,150	2,039,541
	Series 2011,
	1.000% 12/07/12	2,387,150	2,396,818
MA Department of Transportation
	Contract Assistance-A7,
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.090% 01/01/29 (12/07/11) (a)(b)	5,000,000	5,000,000
	Series 2010 A2,
	LOC: Wells Fargo Bank N.A.
	0.100% 01/01/37 (12/07/11) (a)(b)	2,500,000	2,500,000
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.270% 05/01/39 (12/01/11) (a)(b)	3,570,000	3,570,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Bank N.A.
	0.130% 09/01/38 (12/01/11) (a)(b)	4,765,000	4,765,000
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.100% 10/01/32 (12/01/11) (a)(b)	2,035,000	2,035,000
	Boston University,
	Series 2008 U-3,
	LOC: BNP Paribas
	0.600% 10/01/40 (12/01/11) (a)(b)	5,000,000	5,000,000
	P-Floats-PT-923,
	100 Lansdowne Street Project,
	Series 2004, AMT,
	LIQ FAC: FHLMC

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.340% 01/01/36 (12/01/11) (a)(b)	3,720,000	3,720,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Bank N.A.
	0.130% 04/01/38 (12/01/11) (a)(b)	6,600,000	6,600,000
MA Falmouth
	Series 2011,
	1.500% 07/27/12	2,530,000	2,548,140
MA Hanover
	Series 2011,
	1.000% 09/14/12	6,000,000	6,032,429
MA Health & Educational Facilities Authority
	Amherst College,
	Series 2009 K-2,
	2.750% 11/01/38 (01/04/12) (b)(d)	675,000	676,186
	Baystate Medical Center, Inc.,
	Series 2009 J-1,
	LOC: JPMorgan Chase Bank
	0.100% 07/01/44 (12/07/11) (a)(b)	2,500,000	2,500,000
	Bentley University,
	Series 2000 K,
	LOC: JPMorgan Chase Bank
	0.100% 07/01/30 (12/07/11) (a)(b)	1,000,000	1,000,000
	Caritas Christi,
	Series 2002 B,
	Escrowed to maturity,
	6.500% 07/01/12	805,000	833,275
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.100% 07/01/38 (12/07/11) (a)(b)	4,900,000	4,900,000
	Partners Healthcare Systems,
	Series 2003 D-3,
	SPA: JPMorgan Chase Bank
	0.120% 07/01/38 (12/01/11) (a)(b)	3,490,000	3,490,000
	Wellesley College:
	Series 1992,
	0.050% 07/01/22 (12/07/11) (b)(d)	1,900,000	1,900,000
	Series 1999 G,
	0.070% 07/01/39 (12/01/11) (b)(d)	1,400,000	1,400,000
MA Holliston
	Series 2011,
	1.250% 05/25/12	1,770,000	1,774,818
MA Housing Finance Agency
	ROCS RRII R 11684,
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.200% 06/01/41 (12/01/11) (a)(b)(c)	2,215,000	2,215,000
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.200% 06/01/36 (12/01/11) (a)(b)(c)	3,195,000	3,195,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.090% 08/01/26 (12/07/11) (a)(b)	2,725,000	2,725,000
	Berkshire School, Inc.,
	Series 1990,
	LOC: JPMorgan Chase Bank
	0.120% 09/01/20 (12/07/11) (a)(b)	3,200,000	3,200,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2011-3873,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 10/15/18 (12/01/11) (a)(b)(c)	1,500,000	1,500,000
MA Lowell
	Series 2002,
	Insured: AMBAC,
	Pre-refunded 02/01/12,
	5.000% 02/01/13	1,215,000	1,236,846
MA Marlborough
	Series 2011,
	2.000% 06/15/12	899,000	906,227
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts State Development Finance Agency:
	Haverhill Mills Project,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.340% 11/01/37 (12/01/11) (a)(b)	9,000,000	9,000,000
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.340% 05/01/55 (12/01/11) (a)(b)	8,960,000	8,960,000
MA Quincy
	Series 2011 B,
	1.500% 07/27/12	6,000,000	6,044,084
MA Shrewsbury
	Series 2011,
	1.000% 11/16/12	3,500,000	3,523,085
MA State
	Central Artery,
	Series 2000 A,
	SPA: Landesbank Baden-Württemberg
	0.140% 12/01/30 (12/01/11) (a)(b)	9,980,000	9,980,000
	Series 2001 A,
	5.500% 01/01/12	1,235,000	1,240,146
	Series 2001 B,
	SPA: Landesbank Hessen-Thüringen
	0.240% 01/01/21 (12/01/11) (a)(b)	5,315,000	5,315,000
	Series 2001 C:
	Insured: AMBAC,
	Pre-refunded 12/01/11,
	5.125% 12/01/20	1,100,000	1,100,000
	Pre-refunded 12/01/11,
	5.375% 12/01/18	1,000,000	1,000,000
	Series 2002 B,
	Pre-refunded 03/01/12,
	Insured: AGMC:
	5.500% 03/01/15	2,000,000	2,026,082

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	5.500% 03/01/19	2,655,000	2,689,410
	Series 2006 A,
	SPA: Wells Fargo Bank N.A.
	0.080% 03/01/26 (12/01/11) (a)(b)	100,000	100,000
	Series 2008 C27,
	SPA: Wells Fargo Bank N.A.
	0.140% 11/01/25 (12/07/11) (a)(b)(c)	7,750,000	7,750,000
	Series 2009 A,
	2.250% 03/01/12	1,000,000	1,004,129
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.150% 05/01/38 (12/07/11) (a)(b)	4,855,000	4,855,000
MA Water Pollution Abatement
	Series 1999 87,
	LIQ FAC: Societe Generale
	0.340% 08/01/23 (12/01/11) (a)(b)	3,970,000	3,970,000
MA Water Resources Authority
	ROCS RRII R 11914,
	Series 2011,
	LIQ FAC: Citigroup Global Markets
	0.140% 08/01/18 (12/01/11) (a)(b)(c)	2,595,000	2,595,000
	Series 2002 C,
	LOC: Landesbank Hessen-Thüringen
	0.120% 08/01/20 (12/01/11) (a)(b)	1,770,000	1,770,000
MA Westborough
	Series 2010,
	4.000% 08/15/12	1,325,000	1,358,879
MA Weston
	Series 2011,
	1.500% 02/03/12	1,700,000	1,702,905
MASSACHUSETTS TOTAL			180,525,262
NEW JERSEY — 1.9%
NJ Economic Development Authority
	1.650% 12/01/11	4,000,000	4,000,000
NEW JERSEY TOTAL			4,000,000
NEW YORK — 2.6%
NY New York City Transitional Finance Authority
	Series 2002 1,
	LOC: Landesbank Hessen-Thüringen
	0.200% 11/01/22 (12/07/11) (a)(b)	5,615,000	5,615,000
NEW YORK TOTAL			5,615,000
NORTH CAROLINA — 0.8%
NC Capital Facilities Finance Agency
	Meredith College,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.150% 06/01/38 (12/01/11) (a)(b)	1,610,000	1,610,000
NORTH CAROLINA TOTAL			1,610,000
PUERTO RICO — 7.4%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.270% 08/01/47 (12/01/11) (a)(b)	810,000	810,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Societe Generale
	0.950% 07/01/29 (12/01/11) (a)(b)	3,160,000	3,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Bank of Nova Scotia
	0.070% 07/01/28 (12/07/11) (a)(b)	5,655,000	5,655,000
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.100% 07/01/20 (12/01/11) (a)(b)	6,090,000	6,090,000
PUERTO RICO TOTAL			15,715,000

	Total Municipal Bonds (cost of $207,465,262)		207,465,262

Closed-End Investment Company — 4.2%
OTHER — 4.2%
Nuveen Premier Insured Municipal Income Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 12/01/40 (12/01/11) (a)(b)(c)	9,000,000	9,000,000
OTHER TOTAL			9,000,000

	Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

	Total Investments — 102.0% (cost of $216,465,262)(e)		216,465,262

	Other Assets & Liabilities, Net — (2.0)%		(4,239,595)

	Net Assets — 100.0%		212,225,667

5

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – Prices determined using quoted prices in active markets for identical securities.

•      Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$207,465,262	$—	$207,465,262
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$216,465,262	$—	$216,465,262

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $32,855,000, or 15.5% of net assets for the Fund.

6

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(e)	Cost for federal income tax purposes is $216,465,262.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 22.4%
Bank of Montreal/Chicago
	0.250% 01/03/12	30,000,000	30,000,000
Bank of Nova Scotia
	0.300% 02/03/12	18,000,000	17,999,520
Bank of Nova Scotia/Houston
	0.290% 01/23/12	37,500,000	37,500,000
	0.290% 01/24/12	56,310,000	56,310,000
	0.300% 01/27/12	45,500,000	45,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.390% 01/26/12	51,760,000	51,760,000
	0.430% 02/24/12	37,000,000	37,000,000
Barclays Bank PLC
	0.390% 01/03/12	72,485,000	72,485,000
Credit Suisse NY
	0.380% 02/10/12	111,000,000	111,000,000
	0.420% 01/23/12	44,500,000	44,500,000
	0.450% 02/13/12	62,845,000	62,845,000
	0.626% 12/01/11	3,700,000	3,700,000
DNB Norbank ASA/NY
	0.350% 01/13/12	29,000,000	29,000,000
	0.420% 02/17/12	62,845,000	62,845,000
National Australia Bank Ltd.
	0.310% 01/09/12	14,950,000	14,950,158
National Australia Bank/NY
	0.230% 01/17/12	38,660,000	38,660,000
	0.619% 12/30/11	10,000,000	10,003,452
Nordea Bank Finland/NY
	0.310% 12/09/11	22,000,000	21,999,976
	0.350% 01/06/12	43,000,000	43,000,000
	0.350% 01/10/12	29,000,000	29,000,000
	0.350% 01/11/12	6,700,000	6,699,923
	0.370% 01/24/12	56,400,000	56,400,000
	0.385% 02/06/12	72,000,000	72,000,000
	0.430% 02/16/12	58,800,000	58,800,000
Skandinaviska Enskilda Banken/NY
	0.380% 12/01/11	45,700,000	45,700,000
State Street Bank & Trust Co.
	0.250% 12/08/11	60,000,000	60,000,000
Sumitomo Mitsui Banking Corp./NY
	0.150% 12/07/11	75,000,000	75,000,000
	0.320% 12/01/11	58,000,000	58,000,000
	0.340% 01/05/12	37,000,000	37,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Svenska Handelsbanken/NY
	0.310% 12/01/11	44,600,000	44,600,000
	0.330% 12/27/11	14,800,000	14,800,054
	0.365% 01/17/12	81,000,000	81,000,000
	0.435% 02/24/12	83,000,000	83,000,000
Toronto-Dominion Bank/NY
	0.140% 12/15/11	80,000,000	80,000,000
	0.320% 02/07/12	59,050,000	59,050,000
	0.380% 04/30/12	36,000,000	36,000,000
UBS AG/Stamford CT
	0.350% 12/02/11	57,000,000	57,000,000
Westpac Banking Corp./NY
	0.360% 02/03/12	39,684,000	39,684,000

Total Certificates of Deposit (cost of $1,784,792,083)			1,784,792,083

Asset-Backed Commercial Paper(a) — 21.9%
Cancara Asset Securitisation LLC
	0.200% 12/05/11 (b)	25,000,000	24,999,444
Chariot Funding LLC
	0.140% 12/02/11 (b)	9,000,000	8,999,965
	0.140% 12/16/11 (b)	28,275,000	28,273,351
	0.140% 12/21/11 (b)	31,500,000	31,497,550
	0.250% 02/13/12 (b)	16,000,000	15,991,778
Charta Corp.
	0.250% 01/04/12 (b)	40,000,000	39,990,556
Fairway Finance Co. LLC
	0.130% 12/12/11 (b)	13,430,000	13,429,467
FCAR Owner Trust
	0.280% 01/05/12	6,000,000	5,998,367
	0.290% 01/05/12	21,500,000	21,493,938
	0.340% 01/05/12	2,000,000	1,999,339
	0.340% 03/01/12	34,000,000	33,970,779
	0.350% 01/03/12	189,550,000	189,489,186
	0.350% 01/04/12	73,000,000	72,975,869
Jupiter Securitization Co. LLC
	0.140% 12/21/11 (b)	16,000,000	15,998,756
	0.140% 12/22/11 (b)	24,000,000	23,998,040
Kells Funding LLC
	0.339% 05/11/12 (12/15/11) (b)(c)(d)	37,000,000	36,999,755
	0.361% 03/05/12 (12/05/11) (b)(c)(d)	69,200,000	69,200,000
	0.366% 03/12/12 (12/19/11) (b)(c)(d)	59,300,000	59,300,000
	0.497% 02/27/12 (b)	98,000,000	98,000,000

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper(a) — (continued)
	0.511% 03/15/12 (02/15/12) (b)(c)(d)	98,250,000	98,250,000
LMA Americas LLC
	0.850% 12/07/11 (b)	81,000,000	80,988,525
Market Street Funding LLC
	0.140% 12/19/11 (b)	15,100,000	15,098,943
MetLife Short Term Funding LLC
	0.240% 12/19/11 (b)	34,500,000	34,495,860
	0.310% 12/05/11 (b)	37,771,000	37,769,699
	0.310% 12/06/11 (b)	27,602,000	27,600,812
	0.310% 12/07/11 (b)	16,627,000	16,626,141
	0.330% 01/03/12 (b)	54,000,000	53,983,665
	0.340% 01/17/12 (b)	34,500,000	34,484,686
Royal Park Investments Funding Corp.
	0.750% 12/02/11 (b)	37,000,000	36,999,229
	0.750% 12/06/11 (b)	73,970,000	73,962,294
	0.750% 12/07/11 (b)	27,210,000	27,206,599
Starbird Funding Corp.
	0.700% 12/01/11 (b)	57,000,000	57,000,000
	0.800% 12/07/11 (b)	81,000,000	80,989,200
Straight-A Funding LLC
	0.170% 01/03/12 (b)	9,055,000	9,053,589
Thunder Bay Funding LLC
	0.300% 12/01/11 (b)	22,354,000	22,354,000
Variable Funding Capital Co. LLC
	0.250% 01/17/12 (b)	15,000,000	14,995,104
Versailles Commercial Paper LLC
	0.750% 12/06/11 (b)	87,070,000	87,060,930
Victory Receivables Corp.
	0.120% 12/07/11 (b)	25,100,000	25,099,498
	0.370% 01/03/12 (b)	45,000,000	44,984,737
	0.370% 01/04/12 (b)	14,840,000	14,834,814
	0.370% 01/06/12 (b)	23,000,000	22,991,490
	0.400% 01/10/12 (b)	29,225,000	29,212,011

Total Asset-Backed Commercial Paper (cost of $1,738,647,966)			1,738,647,966

Commercial Paper(a) — 14.6%
American Honda Finance Corp.
	0.230% 02/03/12	5,000,000	4,997,956
Australia & New Zealand Banking Group Ltd.
	0.250% 01/25/12 (b)	23,205,000	23,196,137
	0.250% 02/22/12 (b)	15,000,000	14,991,354

3

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
BNZ International Funding Ltd.
	0.330% 01/12/12 (b)	10,300,000	10,296,035
	0.360% 01/13/12 (b)	20,000,000	19,991,400
	0.430% 02/13/12 (b)	54,000,000	53,952,270
Coca-Cola Co.
	0.160% 01/05/12 (b)	14,774,000	14,771,702
	0.180% 03/07/12 (b)	7,500,000	7,496,363
Commonwealth Bank of Australia
	0.330% 01/23/12 (b)	63,505,000	63,474,147
	0.330% 01/25/12 (b)	90,869,000	90,823,187
DNB Norbank ASA
	0.300% 12/08/11 (b)	43,861,000	43,858,441
Erste Abwicklungsanstalt
	0.360% 12/08/11 (b)	15,000,000	14,998,950
	0.360% 12/14/11 (b)	90,500,000	90,488,235
	0.360% 12/19/11 (b)	40,000,000	39,992,800
	0.360% 12/20/11 (b)	25,000,000	24,995,250
	0.570% 01/09/12 (b)	39,000,000	38,975,917
	0.570% 01/12/12 (b)	25,000,000	24,983,375
	0.600% 01/10/12 (b)	37,000,000	36,975,333
General Electric Capital Corp.
	0.320% 12/08/11	10,000,000	9,999,378
	0.320% 12/16/11	30,000,000	29,996,000
HSBC Bank PLC
	0.300% 02/14/12 (b)	36,070,000	36,047,456
HSBC USA, Inc.
	0.210% 12/06/11	29,000,000	28,999,154
Mizuho Financial Group, Inc.
	0.320% 12/07/11	15,650,000	15,650,208
New York Life Capital Corp.
	0.160% 02/14/12 (b)	18,600,000	18,593,800
Nordea North America, Inc.
	0.330% 12/09/11	16,134,000	16,132,817
Procter & Gamble Co.
	0.150% 04/04/12 (b)	15,000,000	14,992,188
Prudential PLC
	0.400% 12/07/11 (b)	20,047,000	20,045,664
	0.530% 01/04/12 (b)	19,855,000	19,845,061
Siemens Capital Co. LLC
	0.150% 12/02/11 (b)	32,000,000	31,999,867
Toyota Credit Canada, Inc.
	0.280% 12/22/11	14,000,000	13,997,713

4

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
Toyota Financial Services de Puerto Rico, Inc.
	0.270% 01/23/12	40,000,000	39,984,100
	0.270% 01/24/12	40,000,000	39,983,800
Toyota Motor Credit Corp.
	0.270% 12/20/11	35,700,000	35,694,913
	0.280% 02/01/12	68,000,000	67,967,209
	0.290% 12/01/11	39,100,000	39,100,000
Westpac Banking Corp.
	0.300% 01/11/12 (b)	61,000,000	60,979,158

Total Commercial Paper (cost of $1,159,267,338)			1,159,267,338

Municipal Bonds(d)(e) — 7.1%
CALIFORNIA — 0.2%
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.090% 07/01/35 (12/07/11)	15,300,000	15,300,000
CALIFORNIA TOTAL			15,300,000
COLORADO — 0.6%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-2,
	SPA: FHLB
	0.220% 10/01/33 (12/07/11)	3,000,000	3,000,000
	Series 2004 A1,
	SPA: FHLB
	0.160% 10/01/34 (12/07/11)	10,285,000	10,285,000
	Series 2008 A1,
	SPA: FHLB
	0.170% 04/01/29 (12/07/11)	5,795,000	5,795,000
	Series 2008 C1,
	SPA: FHLB
	0.220% 10/01/38 (12/07/11)	4,000,000	4,000,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.170% 05/01/41 (12/07/11)	14,505,000	14,505,000
	Series 2005 B-1,
	SPA: FHLB
	0.170% 04/01/40 (12/07/11)	5,890,000	5,890,000
	Series 2006 CL1,
	SPA: FHLB
	0.220% 11/01/36 (12/07/11)	955,000	955,000
	Single Family:
	Series 2002 A-1,
	SPA: FHLB
	0.220% 11/01/13 (12/07/11)	1,340,000	1,340,000
	Series 2003 A1,
	LOC: FNMA,
	LOC: FHLMC
	0.220% 11/01/30 (12/07/11)	925,000	925,000
	Series 2003 B1,

5

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/33 (12/07/11)	3,380,000	3,380,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/36 (12/07/11)	320,000	320,000
Series 2006 C1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/36 (12/07/11)	315,000	315,000
Series 2007 C1,
LOC: FNMA,
LOC: FHLMC
0.160% 11/01/37 (12/07/11)	715,000	715,000
COLORADO TOTAL		51,425,000
CONNECTICUT — 0.4%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo-Mitsubishi UFJ
0.180% 05/15/33 (12/01/11)	13,700,000	13,700,000
Series 2008 A5,
SPA: FHLB
0.160% 11/15/38 (12/01/11)	12,164,000	12,164,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen
0.450% 11/15/38 (12/01/11)	5,010,000	5,010,000
CONNECTICUT TOTAL		30,874,000
INDIANA — 0.0%
IN Rockport
AK Steel Corp.,
Series 1997 A, AMT,
LOC: PNC Bank N.A.
0.150% 12/01/27 (12/07/11)	3,400,000	3,400,000
INDIANA TOTAL		3,400,000
IOWA — 0.3%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.160% 07/01/34 (12/01/11)	5,665,000	5,665,000
Series 2007 C,
SPA: FHLB
0.190% 07/01/37 (12/01/11)	965,000	965,000
Series 2007 G,
SPA: FHLB
0.160% 01/01/38 (12/01/11)	1,185,000	1,185,000
Series 2007,
SPA: FHLB
0.160% 01/01/39 (12/01/11)	5,980,000	5,980,000
Series 2009 G,
SPA: FHLB

6

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
IOWA — (continued)
	0.190% 01/01/39 (12/01/11)	6,890,000	6,890,000
IOWA TOTAL			20,685,000
KENTUCKY — 0.1%
KY Housing Corp.
	Series 2006 W,
	SPA: Lloyds TSB Bank PLC
	0.450% 07/01/37 (12/07/11)	4,635,000	4,635,000
	Series 2007 J,
	SPA: Lloyds TSB Bank PLC
	0.450% 07/01/37 (12/01/11)	700,000	700,000
KENTUCKY TOTAL			5,335,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.170% 10/01/22 (12/01/11)	5,050,000	5,050,000
MASSACHUSETTS TOTAL			5,050,000
MINNESOTA — 0.0%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.220% 07/01/48 (12/01/11)	595,000	595,000
MINNESOTA TOTAL			595,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.150% 06/01/41 (12/07/11)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.180% 12/15/26 (12/01/11)	10,850,000	10,850,000
NEW MEXICO TOTAL			10,850,000
NEW YORK — 0.2%
NY New York City Municipal Water Finance Authority
	Second Generation Resolution,
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.220% 06/15/39 (12/01/11)	9,675,000	9,675,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	New York City Recovery,
	Series 2002 E,
	SPA: Landesbank Baden-Württemberg
	0.170% 11/01/22 (12/01/11)	5,910,000	5,910,000
	Series 2001 B,

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW YORK — (continued)
	SPA: Landesbank Baden-Württemberg
	0.170% 02/01/31 (12/01/11)	4,300,000	4,300,000
NEW YORK TOTAL			19,885,000
TEXAS — 4.4%
TX JPMorgan Chase Putters/Drivers Trust
	Series 2011 3945,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	150,000,000	150,000,000
	Series 2011 3946,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	8,600,000	8,600,000
	Series 2011 3953,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	42,000,000	42,000,000
	Series 2011 3964,
	LIQ FAC: JPMorgan Chase & Co.
	0.110% 08/30/12 (12/01/11) (b)	39,000,000	39,000,000
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.180% 06/01/45 (12/01/11)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.180% 06/01/45 (12/01/11)	1,125,000	1,125,000
	Veterans Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.150% 12/01/24 (12/07/11)	5,400,000	5,400,000
	Veterans Housing Assistance,
	Series 1999 A-2,
	LIQ FAC: JPMorgan Chase & Co.
	0.170% 12/01/29 (12/07/11)	26,000,000	26,000,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.150% 12/01/29 (12/07/11)	13,000,000	13,000,000
	Series 2003, AMT,
	SPA: Landesbank Hessen-Thüringen
	0.200% 06/01/34 (12/07/11)	8,020,000	8,020,000
	Series 2004,
	SPA: JPMorgan Chase Bank
	0.150% 06/01/20 (12/07/11)	2,600,000	2,600,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.250% 12/01/26 (12/07/11)	6,465,000	6,465,000
	Series 2009,
	SPA: JPMorgan Chase Bank
	0.150% 06/01/31 (12/07/11)	755,000	755,000
	Veterans Land:
	Series 2000,
	SPA: JPMorgan Chase Bank:
	0.200% 12/01/20 (12/06/11)	9,940,000	9,940,000
	0.200% 12/01/30 (12/06/11)	12,100,000	12,100,000

8

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
	Series 2002 A,
	SPA: Landesbank Hessen-Thüringen
	0.230% 12/01/32 (12/06/11)	4,690,000	4,690,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	0.200% 12/01/23 (12/06/11)	3,250,000	3,250,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.200% 12/01/24 (12/06/11)	9,925,000	9,925,000
	Series 2006 B,
	SPA: Landesbank Hessen-Thüringen
	0.300% 12/01/26 (12/07/11)	5,960,000	5,960,000
TEXAS TOTAL			350,305,000
WASHINGTON — 0.2%
WA Port of Seattle
	Series 2008, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.330% 07/01/33 (12/07/11)	17,300,000	17,300,000
WASHINGTON TOTAL			17,300,000
WISCONSIN — 0.4%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.090% 08/15/36 (12/07/11)	19,100,000	19,100,000
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: Bank of Nova Scotia
	0.180% 09/01/37 (12/01/11)	5,190,000	5,190,000
	Series 2007 D,
	SPA: Fortis Bank SA/NV:
	1.250% 09/01/27 (12/07/11)	1,000,000	1,000,000
	1.250% 09/01/34 (12/07/11)	6,485,000	6,485,000
WISCONSIN TOTAL			31,775,000

	Total Municipal Bonds (cost of $567,634,000)		567,634,000

Government & Agency Obligations — 4.5%
U.S. Government Agencies — 3.4%
Federal Farm Credit Bank
	0.150% 07/05/12 (f)	12,000,000	11,989,150
	0.268% 01/10/13 (12/10/11) (c)(d)	34,000,000	33,994,254
Federal Home Loan Bank
	0.130% 02/24/12 (f)	30,040,000	30,037,924
Federal Home Loan Mortgage Corp.
	0.060% 01/11/12 (f)	10,000,000	9,999,316
	0.380% 11/18/13 (12/01/11) (c)(d)	57,800,000	57,777,031
Federal National Mortgage Association

9

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.285% 12/20/12 (12/20/11) (c)(d)	25,000,000	24,994,662
0.320% 10/17/13 (12/01/11) (c)(d)	29,605,000	29,593,694
0.400% 02/01/13 (02/01/12) (c)(d)	71,300,000	71,285,885
U.S. GOVERNMENT AGENCIES TOTAL		269,671,916
U.S. Government Obligations — 1.1%
U.S. Treasury Note
1.000% 04/30/12	41,500,000	41,651,088
4.625% 07/31/12	42,680,000	43,953,671
U.S. GOVERNMENT OBLIGATIONS TOTAL		85,604,759

	Total Government & Agency Obligations (cost of $355,276,675)	355,276,675

Time Deposits — 4.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.030% 12/01/11	211,000,000	211,000,000
Citibank N.A.
0.080% 12/01/11	127,579,000	127,579,000

Total Time Deposits (cost of $338,579,000)		338,579,000

Corporate Bond — 0.0%
JPMorgan Chase & Co.
4.500% 01/15/12	1,646,000	1,654,301

	Total Corporate Bond (cost of $1,654,301)	1,654,301

Repurchase Agreements — 25.2%

Repurchase agreement with Barclays Capital, dated 10/31/11, due 12/01/11 at 0.350%, collateralized by corporate bonds with various maturities to 09/14/20, market value $178,500,001 (repurchase proceeds $170,051,236)	170,000,000	170,000,000

Repurchase agreement with Barclays Capital, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/15/15, market value $121,896,204 (repurchase proceeds $119,506,332)	119,506,000	119,506,000

Repurchase agreement with Citibank N.A., dated 11/30/11, due 12/01/11 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/41, market value $132,600,000 (repurchase proceeds $130,000,542)	130,000,000	130,000,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Credit Suisse First Boston, dated 11/30/11, due 01/30/12 at 0.540%, collateralized by corporate bonds with various maturities to 10/01/21, market value $89,250,386 (repurchase proceeds $85,077,775)	85,000,000	85,000,000

	Repurchase agreement with Goldman Sachs, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/41, market value $204,000,737 (repurchase proceeds $200,000,722)	200,000,000	200,000,000

	Repurchase agreement with Goldman Sachs, dated 11/30/11, due 12/07/11 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 08/15/39, market value $112,200,743 (repurchase proceeds $110,004,278)	110,000,000	110,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/41, market value $252,856,027 (repurchase proceeds $247,894,895)	247,894,000	247,894,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.180%, collateralized by corporate bonds with various maturities to 09/15/20, market value $127,054,950 (repurchase proceeds $121,000,605)	121,000,000	121,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 11/08/11, due 01/06/12 at 0.400%, collateralized by corporate bonds with various maturities to 06/01/21, market value $71,403,796 (repurchase proceeds $68,044,578)	68,000,000	68,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 11/29/11, due 12/06/11 at 0.280%, collateralized by corporate bonds with various maturities to 05/10/21, market value $58,350,913 (repurchase proceeds $55,573,025)	55,570,000	55,570,000

	Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/40, market value $40,800,994 (repurchase proceeds $40,000,144)	40,000,000	40,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 12/01/11 at 0.230%, collateralized by corporate bonds with various maturities to 10/15/21, market value $138,603,443 (repurchase proceeds $132,000,843)	132,000,000	132,000,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/39, market value $260,100,000 (repurchase proceeds $255,000,921)	255,000,000	255,000,000

	Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/46, market value $178,502,752 (repurchase proceeds $175,000,632)	175,000,000	175,000,000

	Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.180%, collateralized by a U.S. Government Agency obligation, commercial paper and a certificates of deposit with various maturities to 09/01/41, market value $94,761,041 (repurchase proceeds $92,000,460)	92,000,000	92,000,000

	Total Repurchase Agreements (cost of $2,000,970,000)		2,000,970,000

	Total Investments — 100.0% (cost of $7,946,821,363)(g)		7,946,821,363

	Other Assets & Liabilities, Net — 0.0%		414,117

	Net Assets — 100.0%		7,947,235,480

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

12

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical securities.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$1,784,792,083	$—	$1,784,792,083
Total Asset-Backed Commercial Paper	—	1,738,647,966	—	1,738,647,966
Total Commercial Paper	—	1,159,267,338	—	1,159,267,338
Total Municipal Bonds	—	567,634,000	—	567,634,000
Total Government & Agency Obligations	—	355,276,675	—	355,276,675
Total Time Deposits	—	338,579,000	—	338,579,000
Total Corporate Bond	—	1,654,301	—	1,654,301
Total Repurchase Agreements	—	2,000,970,000	—	2,000,970,000
Total Investments	$—	$7,946,821,363	$—	$7,946,821,363

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $2,469,084,578 or 31.1% of net assets for the Fund.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2011.

(d)	Parenthetical date represents the effective maturity date for the security.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $7,946,821,363.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

13

Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

14

INVESTMENT PORTFOLIO

November 30, 2011 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 83.8%
ALABAMA — 0.3%
AL Housing Finance Authority
	Pedcor Investments LLC,
	Alison Pointe Apartments,
	Series 2007 B, AMT,
	LOC: U.S. Bank N.A.
	0.240% 04/01/37 (12/01/11) (a)(b)	8,365,000	8,365,000
AL Mobile Solid Waste Disposal Authority
	Waste Management, Inc.,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 10/01/38 (12/01/11) (a)(b)	4,175,000	4,175,000
ALABAMA TOTAL			12,540,000
ARIZONA — 0.3%
AZ Maricopa County Industrial Development Authority
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.380% 01/01/36 (12/01/11) (a)(b)	6,985,000	6,985,000
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/39 (12/01/11) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 06/01/31 (12/01/11) (a)(b)	4,415,000	4,415,000
ARIZONA TOTAL			12,245,000
ARKANSAS — 0.2%
AR Development Finance Authority
	Series 2007 C106, AMT,
	SPA: Wells Fargo Bank N.A.
	0.440% 01/01/35 (12/07/11) (a)(b)	1,640,000	1,640,000
AR Lowell
	Little Rock Newspapers,
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	0.180% 06/01/31 (12/07/11) (a)(b)	6,500,000	6,500,000
ARKANSAS TOTAL			8,140,000
CALIFORNIA — 7.3%
CA ABAG Finance Authority for Nonprofit Corps.
	On LOK Senior Health Services,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.100% 08/01/38 (12/01/11) (a)(b)	7,050,000	7,050,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes:
	Series 2011 A,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	2.500% 02/29/12	9,000,000	9,047,933
	Series 2011 B,
	2.500% 03/30/12	21,000,000	21,148,523
	Series 2011 C,
	2.500% 06/29/12	15,870,000	16,061,347
CA Los Angeles Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 08/01/12	10,000,000	10,116,300
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.150% 09/01/35 (12/01/11) (a)(b)	13,970,000	13,970,000
CA Santa Clara County Housing Authority
	Willows/HACSC Associates,
	Series 2005 A, AMT,
	LOC: Union Bank N.A.
	0.170% 04/01/40 (12/07/11) (a)(b)	4,015,000	4,015,000
CA Statewide Communities Development Authority
	Kaiser Permanente:
	0.260% 01/25/12	50,000,000	50,000,000
	0.280% 02/10/12	9,500,000	9,500,000
	0.320% 03/09/12	17,000,000	17,000,000
	0.390% 12/08/11	12,500,000	12,500,000
	Series 2009 B-5,
	0.400% 12/08/11	5,700,000	5,700,000
	Los Angeles County Museum of Art,
	Series 2008,
	LOC: Union Bank N.A.
	0.070% 12/01/37 (12/07/11) (a)(b)	16,535,000	16,535,000
	Series 2001, AMT,
	GTY AGMT: FHLMC
	0.380% 07/01/15 (12/01/11) (a)(b)	7,915,000	7,915,000
CA State
	Series 2011 A2,
	2.000% 06/26/12	76,130,000	76,823,152
CALIFORNIA TOTAL			277,382,255
COLORADO — 1.2%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 01/01/17 (12/01/11) (a)(b)	1,580,000	1,580,000
CO Educational & Cultural Facilities Authority
	Flying J Ranch LLC,
	National Jewish Federation Board,
	Series 2006 C2,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	LOC: U.S. Bank N.A.
	0.120% 03/01/36 (12/01/11) (a)(b)	1,300,000	1,300,000
	Miami Beach Jewish Community,
	National Jewish Federation Board,
	Series 2011 F2,
	LOC: Northern Trust Co.,
	GTY AGMT: Greater Miami Jewish Federation
	0.110% 07/01/41 (12/01/11) (a)(b)	2,280,000	2,280,000
CO Fort Collins
	Residence at Oakridge LLC,
	Series 2001 A, AMT,
	LOC: U.S. Bank N.A.
	0.180% 12/01/32 (12/01/11) (a)(b)	2,945,000	2,945,000
CO Housing & Finance Authority
	Series 2007 I-B2, AMT,
	SPA: Calyon Bank
	0.750% 04/01/38 (12/07/11) (a)(b)	12,970,000	12,970,000
CO RBC Municipal Products, Inc. Trust
	Series 2011 E-25, AMT,
	LOC: Royal Bank of Canada
	0.170% 11/15/25 (12/01/11) (a)(b)(c)	22,990,000	22,990,000
COLORADO TOTAL			44,065,000
CONNECTICUT — 1.2%
CT Housing Finance Authority
	Housing Mortgage Financing Program:
	Series 2003 E-4, AMT,
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.180% 11/15/27 (12/01/11) (a)(b)	6,335,000	6,335,000
	Series 2005 D-5, AMT,
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.180% 11/15/23 (12/01/11) (a)(b)	4,065,000	4,065,000
	Merlots,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.180% 11/15/15 (12/07/11) (a)(b)	2,325,000	2,325,000
CT New Milford
	Series 2011,
	1.000% 04/25/12	10,800,000	10,833,032
CT Shelton
	Series 2011,
	1.000% 08/01/12	8,820,000	8,861,568
CT Trumbull
	Series 2011,
	1.000% 09/07/12	12,550,000	12,619,178
CONNECTICUT TOTAL			45,038,778

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — 2.5%
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	Insured: FHLMC,
	LIQ FAC: FHLB
	0.190% 04/15/49 (12/01/11) (a)(b)	96,285,000	96,285,000
DELAWARE TOTAL			96,285,000
DISTRICT OF COLUMBIA — 2.0%
DC District of Columbia
	Series 2011,
	2.000% 09/28/12	60,600,000	61,456,995
DC Metropolitan Washington Airports Authority/Putters
	Series 2008 2751, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.200% 10/01/14 (12/01/11) (a)(b)	12,790,000	12,790,000
DISTRICT OF COLUMBIA TOTAL			74,246,995
FLORIDA — 1.7%
FL Development Finance Corp.
	4504 30th Street West LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.320% 09/01/27 (12/01/11) (a)(b)	2,920,000	2,920,000
FL Hillsborough County Industrial Development Authority
	Allied Aerofoam Real Estate,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/01/23 (12/01/11) (a)(b)	2,085,000	2,085,000
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.450% 12/01/16 (12/07/11) (a)(b)	2,100,000	2,100,000
FL Housing Finance Corp.
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	DPCE: FNMA
	0.190% 11/15/35 (12/01/11) (a)(b)	3,500,000	3,500,000
	Series 2006 K-3, AMT,
	DPCE: FNMA
	0.210% 11/15/35 (12/01/11) (a)(b)	2,500,000	2,500,000
FL Kissimmee Utility Authority
	0.180% 12/06/11	20,000,000	20,000,000
FL Orange County Housing Finance Authority
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: FHLB
	0.210% 06/15/42 (12/07/11) (a)(b)	4,185,000	4,185,000
FL Orange County Industrial Development Authority
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.150% 07/01/38 (12/01/11) (a)(b)	16,490,000	16,490,000
FL Puttable Floating Option Tax-Exempt Receipts

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.380% 07/01/39 (12/01/11) (a)(b)	8,485,000	8,485,000
	0.380% 03/01/50 (12/01/11) (a)(b)	4,040,000	4,040,000
FLORIDA TOTAL			66,305,000
GEORGIA — 2.0%
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/14 (12/01/11) (a)(b)	1,635,000	1,635,000
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.380% 12/01/30 (12/01/11) (a)(b)(d)	4,440,000	4,440,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.220% 09/01/24 (12/01/11) (a)(b)	5,955,000	5,955,000
GA Forsyth County Development Authority
	BRAMA LLC,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/01/21 (12/01/11) (a)(b)	1,500,000	1,500,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.320% 10/01/21 (12/01/11) (a)(b)	1,885,000	1,885,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.220% 06/01/20 (12/01/11) (a)(b)	1,575,000	1,575,000
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2011 K,
	2.000% 05/23/12	6,000,000	6,041,006
	Series 2011 O,
	2.000% 11/13/12	8,200,000	8,322,666
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.340% 12/01/37 (12/01/11) (a)(b)	12,775,000	12,775,000
	0.340% 12/01/43 (12/01/11) (a)(b)	11,725,000	11,725,000
	0.380% 04/01/46 (12/01/11) (a)(b)	9,015,000	9,015,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	0.220% 11/01/27 (12/01/11) (a)(b)	4,370,000	4,370,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.220% 09/01/19 (12/01/11) (a)(b)	1,800,000	1,800,000
	Sierra International Machinery LLC,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.220% 08/01/23 (12/01/11) (a)(b)	3,400,000	3,400,000
GEORGIA TOTAL			74,438,672
IDAHO — 0.3%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 09/01/21 (12/01/11) (a)(b)	2,855,000	2,855,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.180% 04/01/33 (12/01/11) (a)(b)	4,270,000	4,270,000
	Balmoral LP,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.180% 05/01/32 (12/01/11) (a)(b)	5,420,000	5,420,000
IDAHO TOTAL			12,545,000
ILLINOIS — 3.2%
IL Aurora
	Airborn LLC,
	Aztec Engineering, Inc.,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.200% 10/01/18 (12/01/11) (a)(b)	1,085,000	1,085,000
IL Chicago
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris N.A.
	0.270% 07/01/34 (12/01/11) (a)(b)	12,250,000	12,250,000
	Eli’s Cheesecake Co.,
	Eli’s Chicago’s Finest, Inc.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.300% 11/01/26 (12/01/11) (a)(b)	2,215,000	2,215,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris N.A.
	0.290% 12/01/28 (12/01/11) (a)(b)	3,900,000	3,900,000
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.650% 12/01/15 (12/01/11) (a)(b)	600,000	600,000
	Lincoln Village LLC,
	Series 2006, AMT,

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	LOC: Harris N.A.
	0.170% 06/01/40 (12/01/11) (a)(b)	5,117,000	5,117,000
	MRC Polymers, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 10/01/31 (12/01/11) (a)(b)	3,980,000	3,980,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris N.A.
	0.290% 04/01/36 (12/01/11) (a)(b)	4,170,000	4,170,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris N.A.
	0.290% 01/01/39 (12/01/11) (a)(b)	3,510,000	3,510,000
	Series 2008 C-1,
	LOC: Harris N.A.
	0.090% 01/01/39 (12/01/11) (a)(b)	19,200,000	19,200,000
IL Des Plaines
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 10/01/18 (12/01/11) (a)(b)	1,015,000	1,015,000
IL Finance Authority
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.200% 11/01/18 (12/01/11) (a)(b)	1,503,000	1,503,000
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 08/01/25 (12/01/11) (a)(b)	1,840,000	1,840,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 12/01/23 (12/01/11) (a)(b)	975,000	975,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.200% 05/01/18 (12/01/11) (a)(b)	1,425,000	1,425,000
	Elmhurst Memorial Healthcare,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.090% 01/01/48 (12/01/11) (a)(b)	13,695,000	13,695,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.300% 08/01/15 (12/01/11) (a)(b)	8,000,000	8,000,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: Harris N.A.
	0.190% 12/01/27 (12/01/11) (a)(b)	3,610,000	3,610,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 12/01/23 (12/01/11) (a)(b)	3,705,000	3,705,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.600% 09/01/25 (12/01/11) (a)(b)	400,000	400,000
	Koszuta Properties LLC,
	Rainbow Graphic, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 08/01/23 (12/01/11) (a)(b)	1,560,000	1,560,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	SPA: FHLMC
	0.270% 10/01/23 (12/01/11) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 12/01/18 (12/01/11) (a)(b)	1,600,000	1,600,000
	Toyal America, Inc.,
	Series 1997, AMT,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.240% 06/01/17 (12/01/11) (a)(b)	5,200,000	5,200,000
IL Housing Development Authority
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: FHLB
	0.180% 01/01/34 (12/01/11) (a)(b)	2,980,000	2,980,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.270% 09/01/35 (12/01/11) (a)(b)	3,515,000	3,515,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.270% 10/01/35 (12/01/11) (a)(b)	3,465,000	3,465,000
IL Skokie Village
	P.S. Greetings, Inc.,
	Series 2003 P, AMT,
	LOC: JPMorgan Chase Bank
	0.200% 12/01/33 (12/01/11) (a)(b)	1,995,000	1,995,000
IL Upper River Valley Development Authority
	Advanced Drainage Systems,
	Series 2002, AMT,
	LOC: PNC Bank N.A.
	0.190% 07/01/14 (12/01/11) (a)(b)	2,075,000	2,075,000
ILLINOIS TOTAL			123,150,000
INDIANA — 3.5%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.650% 08/01/17 (12/01/11) (a)(b)	1,700,000	1,700,000
IN Bond Bank
	Advanced Funding Program Notes,
	Series 2011 A,
	SPA: JPMorgan Chase Bank
	2.000% 01/05/12	15,800,000	15,822,136

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Elkhart County
	Advanced Technology Inc,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.250% 04/01/21 (12/01/11) (a)(b)	1,625,000	1,625,000
	Carriage, Inc.,
	Series 2006, AMT,
	LOC: PNC Bank N.A.
	0.190% 07/01/26 (12/01/11) (a)(b)	3,000,000	3,000,000
IN Fort Wayne
	PHD, Inc.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 05/01/15 (12/07/11) (a)(b)	1,000,000	1,000,000
IN Garrett
	IKG Industries,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.190% 01/01/21 (12/01/11) (a)(b)	4,005,000	4,005,000
IN Gibson County
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.120% 10/01/27 (12/07/11) (b)(e)	10,000,000	10,000,000
	Series 1998, AMT,
	0.120% 01/01/28 (12/07/11) (b)(e)	10,000,000	10,000,000
	Series 1999 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.120% 01/01/29 (12/07/11) (a)(b)	10,000,000	10,000,000
	Series 2000 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.120% 01/01/30 (12/07/11) (a)(b)	10,000,000	10,000,000
	Series 2001 B, AMT,
	GTY AGMT: Toyota Motor Credit Corp.:
	0.120% 02/01/31 (12/07/11) (a)(b)	10,000,000	10,000,000
	0.120% 09/01/31 (12/07/11) (a)(b)	10,000,000	10,000,000
IN Housing & Community Development Authority
	Series 2005 C3, AMT,
	SPA: JPMorgan Chase Bank
	0.180% 07/01/36 (12/01/11) (a)(b)	29,865,000	29,865,000
IN Jeffersonville
	Amatrol Project,
	Series 2003, AMT,
	LOC: PNC Bank N.A.
	0.190% 04/01/23 (12/01/11) (a)(b)	3,530,000	3,530,000
IN Madison Economic Development Revenue
	Arvin Sango, Inc.,
	Series 1987, AMT,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.160% 08/01/17 (12/07/11) (a)(b)	8,400,000	8,400,000
IN Reset Optional Certificates Trust II-R
	Indiana State Finance Authority,
	Round Barn Apartments,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.850% 10/26/17 (12/01/11) (a)(b)	1,975,000	1,975,000
INDIANA TOTAL			130,922,136
IOWA — 0.3%
IA Clinton
	Sethness Products Company,
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.450% 12/01/22 (12/07/11) (a)(b)	3,100,000	3,100,000
IA Finance Authority
	Central College of Iowa,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.150% 10/01/38 (12/01/11) (a)(b)	8,105,000	8,105,000
IOWA TOTAL			11,205,000
KANSAS — 0.1%
KS Department of Transportation
	Series 2008 A-2,
	SPA: U.S. Bank N.A.
	0.100% 09/01/14 (12/01/11) (a)(b)	2,700,000	2,700,000
KANSAS TOTAL			2,700,000
KENTUCKY — 0.6%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.450% 05/01/31 (12/07/11) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
	Certification of Participation,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.260% 07/01/35 (12/01/11) (a)(b)	5,690,000	5,690,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.320% 06/01/26 (12/01/11) (a)(b)	2,850,000	2,850,000
KY Louisville/Jefferson County Metropolitan Government
	Norton Healthcare,
	Series 2011 B,
	LOC: JPMorgan Chase Bank
	0.090% 10/01/39 (12/01/11) (a)(b)	6,140,000	6,140,000
KENTUCKY TOTAL			22,090,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — 0.1%
LA Calcasieu Parish Industrial Development Board, Inc.
	Hydroserve Westlake LLC,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	0.180% 12/01/24 (12/07/11) (a)(b)	5,100,000	5,100,000
LOUISIANA TOTAL			5,100,000
MAINE — 0.2%
ME Housing Authority
	Mortgage Revenue,
	Series 2004 B-3, AMT,
	SPA: State Street Bank & Trust Co.
	0.190% 11/15/27 (12/01/11) (a)(b)	8,400,000	8,400,000
MAINE TOTAL			8,400,000
MARYLAND — 1.4%
MD Carroll County
	Shelters Systems, Ltd.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.220% 07/01/24 (12/01/11) (a)(b)	4,200,000	4,200,000
MD Montgomery County Housing Opportunities Commission
	Draper Lane Apartments,
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.340% 02/01/40 (12/01/11) (a)(b)	49,985,000	49,985,000
MARYLAND TOTAL			54,185,000
MASSACHUSETTS — 3.6%
MA Development Finance Agency
	P-Floats-PT-923,
	100 Lansdowne Street Project,
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.340% 01/01/36 (12/01/11) (a)(b)	34,830,000	34,830,000
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts State Development Finance Agency,
	Haverhill Mills Project,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.340% 11/01/37 (12/01/11) (a)(b)	26,555,000	26,555,000
MA Quincy
	Board Anticipation Notes,
	Series 2011 B,
	1.500% 07/27/12	6,114,869	6,159,797
MA State
	Central Artery,
	Series 2000 A,
	SPA: Landesbank Baden-Württemberg
	0.140% 12/01/30 (12/01/11) (a)(b)	68,395,000	68,395,000
MASSACHUSETTS TOTAL			135,939,797
MICHIGAN — 7.6%
MI Bank of New York Municipal Certificates Trust
	Detroit Michigan Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.250% 07/01/26 (01/02/12) (a)(b)	81,127,500	81,127,500

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Higher Education Facilities Authority
	Thomas M. Cooley Law School,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.120% 07/01/37 (12/01/11) (a)(b)	29,700,000	29,700,000
MI Oakland County Economic Development Corp.
	Glass & Mirror Craft Industries,
	Series 2000, AMT,
	LOC: PNC Bank N.A.
	0.190% 08/01/30 (12/01/11) (a)(b)	2,000,000	2,000,000
MI RBC Municipal Products, Inc. Trust
	Michigan Higher Ed Student Loan Authority:
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.190% 09/01/32 (12/01/11) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.190% 09/01/32 (12/01/11) (a)(b)	57,895,000	57,895,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.330% 02/01/16 (12/07/11) (a)(b)	800,000	800,000
MI Strategic Fund
	Agritek Industries, Inc.
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.200% 06/01/35 (12/01/11) (a)(b)	1,845,000	1,845,000
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 12/01/27 (12/01/11) (a)(b)	5,130,000	5,130,000
	Continental Carbonic Products, Inc.,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/32 (12/01/11) (a)(b)	7,960,000	7,960,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.330% 02/01/20 (12/07/11) (a)(b)	1,250,000	1,250,000
	Ultraform Industries, Inc.
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 12/01/27 (12/01/11) (a)(b)	3,080,000	3,080,000
MICHIGAN TOTAL			286,877,500
MINNESOTA — 1.5%
MN Center City
	Hazelden Foundation,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.150% 11/01/35 (12/01/11) (a)(b)	6,215,000	6,215,000
MN Eden Prairie
	SWB LLC,

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.280% 11/01/20 (12/01/11) (a)(b)	1,595,000	1,595,000
MN Itasca County Independent School District No. 318
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 B,
	1.000% 09/20/12	5,400,000	5,428,932
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 06/01/27 (12/01/11) (a)(b)	1,570,000	1,570,000
MN Puttable Floating Option Tax-Exempt Receipts
	Roseville Minnesota Multifamily Housing Centennial Apartments Project,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.340% 01/01/50 (12/01/11) (a)(b)	11,970,000	11,970,000
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 B,
	2.000% 09/09/12	16,000,000	16,212,971
MN St. Paul Port Authority
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/12 (12/01/11) (a)(b)	1,000,000	1,000,000
MN Waseca Independent School District No. 829
	Aid Anticipation Certificates,
	Series 2011 A,
	1.000% 09/28/12	5,500,000	5,528,001
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 A,
	1.000% 09/13/12	6,000,000	6,031,382
MINNESOTA TOTAL			55,551,286
MISSISSIPPI — 1.1%
MS Business Finance Corp.
	Chevron U.S.A. Inc,
	Series 2007 C,
	GTY AGMT: Chevron Corp.
	0.060% 12/01/30 (12/01/11) (a)(b)	41,540,000	41,540,000
	Hamlin Sheet Metal Co.,
	Series 2005, AMT,
	LOC: Branch Banking & Trust

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — (continued)
	0.220% 03/01/25 (12/01/11) (a)(b)	2,110,000	2,110,000
MISSISSIPPI TOTAL			43,650,000
MISSOURI — 0.5%
MO St. Charles County Water District No. 2
	Series 2011,
	LOC: U.S. Bank N.A.
	0.120% 12/01/28 (12/07/11) (a)(b)	5,500,000	5,500,000
MO University of Missouri
	Series 2000 B,
	0.070% 11/01/30 (12/01/11) (a)(b)	5,200,000	5,200,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	0.170% 05/01/28 (12/01/11) (a)(b)	6,600,000	6,600,000
MISSOURI TOTAL			17,300,000
MONTANA — 0.4%
MT Board of Investments
	Series 1998,
	0.480% 03/01/18 (03/01/12) (b)(e)	5,000,000	5,000,000
	Series 2004,
	0.480% 03/01/29 (03/01/12) (b)(e)	5,150,000	5,150,000
MT Forsyth Pollution Control
	PacifiCorp,
	Series 1988,
	LOC: BNP Paribas
	0.290% 01/01/18 (12/01/11) (a)(b)	7,100,000	7,100,000
MONTANA TOTAL			17,250,000
NEBRASKA — 0.1%
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 11/01/20 (12/01/11) (a)(b)	2,925,000	2,925,000
NEBRASKA TOTAL			2,925,000
NEVADA — 1.7%
NV Clark County Airport System Revenue,
	Series 2008 C2, AMT,
	LOC: Landesbank Baden-Württemberg
	0.500% 07/01/29 (12/07/11) (a)(b)	21,550,000	21,550,000
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.290% 04/01/35 (12/01/11) (a)(b)	3,000,000	3,000,000
NV Reno

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.090% 06/01/42 (12/01/11) (a)(b)	39,095,000	39,095,000
NEVADA TOTAL			63,645,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Wentworth-Douglass Hospital,
	Series 2011,
	LOC: TD Bank N.A.
	0.150% 01/01/31 (12/01/11) (a)(b)	3,000,000	3,000,000
NEW HAMPSHIRE TOTAL			3,000,000
NEW JERSEY — 4.1%
NJ Economic Development Authority
	1.650% 12/01/11	83,300,000	83,300,000
NJ Health Care Facilities Financing Authority
	Robert Wood Johnson University,
	Series 2004,
	LOC: Wells Fargo Bank N.A.
	0.100% 07/01/29 (12/01/11) (a)(b)	6,100,000	6,100,000
NJ Turnpike Authority
	Series 1991 D,
	LOC: Societe Generale
	0.800% 01/01/18 (12/07/11) (a)(b)	65,700,000	65,700,000
NEW JERSEY TOTAL			155,100,000
NEW YORK — 13.4%
NY Baldwinsville Central School District
	State Aid Intercept Program,
	Series 2011,
	1.250% 07/26/12	3,850,000	3,870,242
NY Copiague Union Free School District
	Tax Anticipation Notes,
	State Aid Intercept Program,
	Series 2011,
	1.500% 06/12/12	20,000,000	20,081,997
NY Housing Development Corp.
	Series 2011 I,
	0.320% 05/01/43 (05/01/12) (b)(e)	6,000,000	6,000,000
	Upper East Lease Associates,
	Series 2003 A, AMT,
	LOC: Landesbank Baden-Württemberg
	0.330% 12/01/36 (12/07/11) (a)(b)	8,165,000	8,165,000
NY Housing Finance Agency
	Midtown West B LLC,
	505 West 37th St.,
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.500% 05/01/42 (12/07/11) (a)(b)	15,000,000	15,000,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Escrowed:
	Series 2010 A1,

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.300% 12/01/50 (11/08/12) (b)(e)	34,000,000	34,000,000
	Series 2011 A-3,
	0.270% 12/01/49 (11/08/12) (b)(e)	48,500,000	48,500,000
NY Longwood Central School District Suffolk County
	State Aid Intercept Program,
	Series 2011,
	1.000% 06/27/12	12,000,000	12,042,316
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.210% 11/01/35 (12/01/11) (a)(b)	14,555,000	14,555,000
NY Mexico Central School District
	State Aid Intercept Program,
	Series 2011,
	1.375% 06/29/12	6,800,000	6,828,261
NY Mortgage Agency
	Series 2007 150, AMT,
	SPA: JPMorgan Chase Bank
	1.000% 10/01/37 (12/01/11) (a)(b)	35,000,000	35,000,000
NY New York City Municipal Water Finance Authority
	Series 2003 F1A,
	SPA: Wells Fargo Bank N.A.
	0.090% 06/15/35 (12/01/11) (a)(b)	29,905,000	29,905,000
	Series 2007 BB-3,
	SPA: BNP Paribas
	0.170% 06/15/34 (12/01/11) (a)(b)	22,000,000	22,000,000
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.220% 06/15/39 (12/01/11) (a)(b)	8,305,000	8,305,000
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.210% 06/15/39 (12/01/11) (a)(b)	12,775,000	12,775,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2001 B,
	SPA: Landesbank Baden-Württemberg
	0.170% 02/01/31 (12/01/11) (a)(b)	4,650,000	4,650,000
	Series 2002 1C,
	LIQ FAC: JPMorgan Chase Bank
	0.110% 11/01/22 (12/01/11) (a)(b)	8,750,000	8,750,000
	Series 2002 1D,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.130% 11/01/22 (12/01/11) (a)(b)	16,295,000	16,295,000
NY New York City
	Series 1994 H-2,
	Insured: NPFGC,
	SPA: Wells Fargo Bank N.A.
	0.100% 08/01/13 (12/01/11) (a)(b)	20,100,000	20,100,000
	Series 2008 J-6,
	LOC: Landesbank Hessen-Thüringen

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.310% 08/01/24 (12/01/11) (a)(b)	19,990,000	19,990,000
	Series 2008 J-8,
	LOC: Landesbank Baden-Württemberg
	0.270% 08/01/21 (12/01/11) (a)(b)	22,445,000	22,445,000
	Series 2011 A3,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.240% 08/01/35 (12/01/11) (a)(b)	24,000,000	24,000,000
NY North Hempstead
	Series 2011,
	1.000% 10/05/12	11,361,250	11,429,058
NY Oyster Bay
	Series 2011,
	2.500% 03/09/12	20,000,000	20,111,456
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.340% 09/01/50 (12/01/11) (a)(b)	24,770,000	24,770,000
NY Suffolk County
	Series 2011:
	1.500% 09/13/12	4,400,000	4,438,435
	2.000% 09/13/12	22,000,000	22,281,756
NY Thruway Authority
	Series 2011 A,
	2.000% 07/12/12	29,300,000	29,594,715
NEW YORK TOTAL			505,883,236
NORTH CAROLINA — 2.3%
NC Capital Facilities Finance Agency
	Fayetteville State University Housing,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.150% 11/01/33 (12/01/11) (a)(b)	9,620,000	9,620,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.220% 12/01/21 (12/01/11) (a)(b)	2,235,000	2,235,000
NC Clipper Tax-Exempt Certificate Trust
	North Carolina Housing Finance Agency,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.260% 07/01/36 (12/01/11) (a)(b)	6,720,000	6,720,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.220% 04/01/26 (12/01/11) (a)(b)	3,750,000	3,750,000
NC Durham County
	NRP Alston Village LLC,
	Series 2005, AMT,

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	GTY AGMT: FHLMC
	0.340% 11/01/24 (12/01/11) (a)(b)	17,840,000	17,840,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/21 (12/01/11) (a)(b)	900,000	900,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 10/01/19 (12/01/11) (a)(b)	1,400,000	1,400,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
	Edwards Brothers, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 09/01/19 (12/01/11) (a)(b)	8,840,000	8,840,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.300% 06/01/15 (12/01/11) (a)(b)	4,500,000	4,500,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.220% 11/01/17 (12/01/11) (a)(b)	1,300,000	1,300,000
NC Raleigh-Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.200% 05/01/15 (12/01/11) (a)(b)	14,475,000	14,475,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 01/01/28 (12/01/11) (a)(b)	5,850,000	5,850,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.220% 03/01/14 (12/01/11) (a)(b)	1,485,000	1,485,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Reuel, Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.320% 03/01/26 (12/01/11) (a)(b)	1,700,000	1,700,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.220% 03/01/27 (12/01/11) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			85,615,000
OHIO — 1.0%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.370% 04/01/25 (12/01/11) (a)(b)	1,330,000	1,330,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	2.000% 11/15/33 (07/02/12) (b)(e)	7,000,000	7,068,189
OH Lorain County
	Danco Metal Products, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 11/01/27 (12/01/11) (a)(b)	2,995,000	2,995,000
	Malt Properties Ltd.,
	Series 2004, AMT,
	LOC: JPMorgan Chase Bank
	0.250% 04/01/34 (12/01/11) (a)(b)	3,000,000	3,000,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.200% 10/01/18 (12/01/11) (a)(b)	2,340,000	2,340,000
OH Ohio State University
	0.210% 02/03/12	15,000,000	15,000,000
OH Portage County Port Authority
	BF Properties LP,
	Delta System, Inc.,
	Series 2008, AMT,
	LOC: PNC Bank N.A.
	0.190% 02/01/29 (12/01/11) (a)(b)	5,965,000	5,965,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.200% 06/01/21 (12/01/11) (a)(b)	1,025,000	1,025,000
OHIO TOTAL			38,723,189
OKLAHOMA — 0.2%
OK Comanche County Industrial Development Authority
	Silver-Line Plastics Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 10/01/15 (12/01/11) (a)(b)	1,000,000	1,000,000
OK Pittsburg County Economic Development Authority
	Simonton Building Products, Inc.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
OKLAHOMA — (continued)
	0.180% 10/01/21 (12/01/11) (a)(b)	5,000,000	5,000,000
OKLAHOMA TOTAL			6,000,000
OREGON — 0.3%
OR Puttable Floating Option Tax-Exempt Receipts
	Oregon State Housing & Development,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.380% 12/01/50 (12/01/11) (a)(b)	6,880,000	6,880,000
OR State
	Antelope Acquisition LLC,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	0.290% 08/01/24 (12/01/11) (a)(b)	1,320,000	1,320,000
	LD McFarland Co., Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.180% 11/01/16 (12/01/11) (a)(b)	3,490,000	3,490,000
OR Yamhill County Hospital Authority
	Friendsview Manor,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.150% 12/01/34 (12/01/11) (a)(b)	1,100,000	1,100,000
OREGON TOTAL			12,790,000
PENNSYLVANIA — 0.9%
PA Berks County Municipal Authority
	Reading Hospital & Medical Center,
	Series 2009 A-5,
	0.310% 05/01/32 (12/01/11) (b)(e)	5,550,000	5,550,000
PA Clarion County Industrial Development Authority
	Colmac Clarion, Inc.,
	Piney Creek,
	Series 1990, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.280% 12/01/17 (12/07/11) (a)(b)	9,215,000	9,215,000
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.250% 04/01/22 (12/01/11) (a)(b)	1,000,000	1,000,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.200% 12/01/15 (12/01/11) (a)(b)	1,700,000	1,700,000
PA Venango IDA Resource Recovery Revenue

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	1.650% 12/01/11	15,938,000	15,938,000
PENNSYLVANIA TOTAL			33,403,000
SOUTH CAROLINA — 0.7%
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.220% 05/01/16 (12/01/11) (a)(b)	1,975,000	1,975,000
	South Carolina General Co. Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.190% 12/01/38 (12/01/11) (a)(b)	4,600,000	4,600,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 09/01/27 (12/01/11) (a)(b)	5,525,000	5,525,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.340% 03/01/49 (12/01/11) (a)(b)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			24,875,000
SOUTH DAKOTA — 0.0%
SD Clipper Tax-Exempt Trust
	South Dakota Housing Development Authority,
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.260% 05/01/30 (12/01/11) (a)(b)(c)	1,845,000	1,845,000
SOUTH DAKOTA TOTAL			1,845,000
TENNESSEE — 1.5%
TN Metropolitan Government Nashville & Davidson Counties
	Series A,
	LOC: State Street Bank & Trust Co.,
	LOC: California Public Employee Retirement System
	0.190% 12/02/11	16,000,000	16,000,000
TN School Board
	SPA: State Street Bank & Trust Co.
	0.190% 12/07/11	11,350,000	11,350,000
TN Sevier County Public Building Authority
	Local Government Public Improvement,
	Series 2008 A-I, AMT,
	LOC: Branch Banking & Trust
	0.200% 06/01/28 (12/07/11) (a)(b)	25,980,000	25,980,000
TN Shelby County Health Educational & Housing Facilities Board
	Courtyard Apartments, Inc.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.170% 07/01/22 (12/01/11) (a)(b)	1,000,000	1,000,000
	Multi-Family Housing Revenue,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	0.210% 01/01/23 (12/01/11) (a)(b)	2,470,000	2,470,000
TENNESSEE TOTAL			56,800,000
TEXAS — 7.2%
TX Capital Industrial Development Corp.
	Texas Disposal Systems,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.200% 05/01/16 (12/01/11) (a)(b)	9,430,000	9,430,000
TX Dallas Performing Arts Cultural Facilities Corp.
	Dallas Center for Performing Arts,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.090% 09/01/41 (12/01/11) (a)(b)	6,600,000	6,600,000
TX Harris County Cultural Education Facilities Finance Corp.
	YMCA of Greater Houston,
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.110% 06/01/38 (12/01/11) (a)(b)	15,000,000	15,000,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Torrey Chase Apartments,
	Series 1998, AMT,
	DPCE: FNMA
	0.260% 06/01/30 (12/01/11) (a)(b)	10,920,000	10,920,000
TX JPMorgan Chase Putters/Drivers Trust
	Brazos River Harbor Navigation,
	Series 2011 3858, AMT,
	LOC: JPMorgan Chase Bank
	0.220% 05/15/28 (12/01/11) (a)(b)(c)	2,330,000	2,330,000
	Series 2011,
	LIQ FAC: JPMorgan Chase Bank
	0.110% 08/30/12 (12/01/11) (a)(b)(c)	32,000,000	32,000,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 12/01/23 (12/01/11) (a)(b)	4,930,000	4,930,000
TX Port of Port Arthur Navigation District
	Total S.A.,
	Fina Oil & Chemical Co.:
	Series 1998, AMT,
	0.230% 05/01/33 (12/07/11) (b)(e)	3,000,000	3,000,000
	Series 2000 B, AMT,
	0.230% 05/01/35 (12/07/11) (b)(e)	5,900,000	5,900,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.340% 10/01/50 (12/01/11) (a)(b)	11,285,000	11,285,000
	Harris County Texas,
	Series 2008, AMT,

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	GTY AGMT: FHLMC
	0.380% 06/01/30 (12/01/11) (a)(b)	4,710,000	4,710,000
	San Antonio Texas,
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.340% 11/01/49 (12/01/11) (a)(b)	14,270,000	14,270,000
	0.340% 05/01/50 (12/01/11) (a)(b)	13,665,000	13,665,000
	Texas State Department of Housing,
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.340% 03/01/46 (12/01/11) (a)(b)	13,910,000	13,910,000
	0.340% 09/01/46 (12/01/11) (a)(b)	11,965,000	11,965,000
	0.340% 12/01/47 (12/01/11) (a)(b)	11,450,000	11,450,000
	0.380% 07/01/44 (12/01/11) (a)(b)	9,785,000	9,785,000
TX RBC Municipal Products, Inc., Trust
	South Texas Higher Education Authority,
	Series 2008 L45, AMT,
	LOC: Royal Bank of Canada
	0.190% 12/01/27 (12/01/11) (a)(b)	58,945,000	58,945,000
TX State
	0.210% 03/08/12	29,000,000	29,000,000
TX Travis County Housing Finance Corp.
	Texas Old Manor Housing LP,
	Series 2004, AMT,
	DPCE: FNMA
	0.170% 08/15/37 (12/01/11) (a)(b)	4,800,000	4,800,000
TEXAS TOTAL			273,895,000
UTAH — 2.6%
UT Murray
	IHC Health Services, Inc.:
	Series 2005 B,
	SPA: JPMorgan Chase Bank
	0.090% 05/15/37 (12/01/11) (a)(b)	15,210,000	15,210,000
	Series 2005 D,
	SPA: Wells Fargo Bank N.A.
	0.090% 05/15/37 (12/01/11) (a)(b)	8,795,000	8,795,000
UT Tooele
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.240% 10/01/22 (12/01/11) (a)(b)	2,575,000	2,575,000
UT Transit Authority
	Series 2006 A,
	LOC: BNP Paribas
	0.160% 06/15/36 (12/01/11) (a)(b)	18,130,000	18,130,000
UT Weber County
	IHC Health Services, Inc.,
	Series 2000 C,
	SPA: Landesbank Hessen-Thüringen

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
	0.150% 02/15/35 (12/01/11) (a)(b)	53,235,000	53,235,000
UTAH TOTAL			97,945,000
VIRGINIA — 0.6%
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.320% 09/01/26 (12/01/11) (a)(b)	1,550,000	1,550,000
VA Henrico Economic Development Authority
	Colonial Mechanical Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/01/20 (12/01/11) (a)(b)	2,155,000	2,155,000
VA Portsmouth Redevelopment & Housing Authority
	King Square Apartments,
	Series 2006, AMT,
	GTY AGMT: FHLMC
	0.380% 03/01/50 (12/01/11) (a)(b)	3,370,000	3,370,000
VA Puttable Floating Option Tax-Exempt Receipts
	Harrisonburg Virginia,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.380% 05/01/40 (12/01/11) (a)(b)	6,455,000	6,455,000
VA Small Business Financing Authority
	Bleachtech LLC,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 09/01/22 (12/01/11) (a)(b)	10,000,000	10,000,000
VIRGINIA TOTAL			23,530,000
WASHINGTON — 2.0%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/01/26 (12/01/11) (a)(b)	2,970,000	2,970,000
WA Health Care Facilities Authority
	Multicare Health System,
	Series 2007 C,
	LOC: Barclays Bank PLC
	0.090% 08/15/41 (12/07/11) (a)(b)	11,000,000	11,000,000
WA Housing Finance Commission
	LTC Properties, Inc.,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.180% 12/01/15 (12/01/11) (a)(b)	2,350,000	2,350,000
	Mountain West Investment Corp.,
	Monticello Park,
	Series 2001 A, AMT,
	DPCE: FNMA

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.170% 09/01/34 (12/01/11) (a)(b)	6,285,000	6,285,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.170% 05/01/28 (12/01/11) (a)(b)	1,350,000	1,350,000
	The Seasons I LLC,
	Series 2006, AMT,
	DPCE: FNMA
	0.260% 12/15/40 (12/01/11) (a)(b)	14,660,000	14,660,000
	Vancouver Bridgewood, LLC,
	Series 2002 A, AMT,
	DPCE: FNMA
	0.170% 09/01/34 (12/01/11) (a)(b)	4,660,000	4,660,000
WA King County
	Board Anticipation Notes,
	Series 2010 B,
	2.000% 12/01/11	6,275,000	6,275,000
WA Kitsap County Industrial Development Corp.
	Cara Group LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.350% 03/01/32 (12/01/11) (a)(b)	1,420,000	1,420,000
WA Pierce County Economic Development Corp.
	Cascade Pole & Lumber Co.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.180% 12/01/17 (12/01/11) (a)(b)	3,855,000	3,855,000
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.350% 12/01/36 (12/01/11) (a)(b)	1,935,000	1,935,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DnB NOR Bank ASA
	0.260% 12/31/21 (12/07/11) (a)(b)	8,700,000	8,700,000
WA State
	Series 2002 B,
	Pre-refunded 01/01/12,
	5.000% 01/01/27	8,750,000	8,784,655
WASHINGTON TOTAL			74,244,655
WEST VIRGINIA — 1.2%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.220% 10/01/16 (12/01/11) (a)(b)	4,590,000	4,590,000
WV Putnam County
	Toyota Motor Manufacturing West Virginia, Inc.,
	Series 1998 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
	0.120% 06/01/28 (12/07/11) (a)(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			44,590,000
WISCONSIN — 0.5%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 07/01/20 (12/02/11) (a)(b)	2,770,000	2,770,000
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	DPCE: FNMA
	0.170% 12/01/44 (12/01/11) (a)(b)	4,430,000	4,430,000
WI Pewaukee
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 09/01/20 (12/01/11) (a)(b)	1,150,000	1,150,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.150% 06/01/41 (12/01/11) (a)(b)	10,655,000	10,655,000
WI Sheboygan
	Subco Foods,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 08/01/12 (12/01/11) (a)(b)	370,000	370,000
WI Village of Menomonee Falls
	Jema LLC,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 09/01/14 (12/01/11) (a)(b)	1,020,000	1,020,000
WISCONSIN TOTAL			20,395,000
WYOMING — 0.3%
WY Sweetwater County
	PacifiCorp,
	Series 1995, AMT,
	LOC: Barclays Bank PLC
	0.130% 11/01/25 (12/01/11) (a)(b)	10,000,000	10,000,000
WYOMING TOTAL			10,000,000

	Total Municipal Bonds (cost of $3,172,756,499)		3,172,756,499

26

		Par ($)	Value ($)
Closed-End Investment Companies — 10.8%
CALIFORNIA — 0.6%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/01/11) (a)(b)(c)	24,100,000	24,100,000
CALIFORNIA TOTAL			24,100,000
NEW JERSEY — 0.8%
NJ Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 08/01/40 (12/01/11) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 08/01/40 (12/01/11) (a)(b)(c)	10,000,000	10,000,000
NEW JERSEY TOTAL			31,300,000
NEW YORK — 0.6%
NY Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/01/11) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.260% 12/01/40 (12/01/11) (a)(b)(c)	7,000,000	7,000,000
NEW YORK TOTAL			22,000,000
OTHER — 8.0%
Nuveen Insured Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 12/01/40 (12/01/11) (a)(b)(c)	135,000,000	135,000,000
Nuveen Premier Insured Municipal Income Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 12/01/40 (12/01/11) (a)(b)(c)	2,000,000	2,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.270% 03/01/40 (12/01/11) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.270% 12/01/40 (12/01/11) (a)(b)(c)	88,400,000	88,400,000
OTHER TOTAL			302,600,000
PENNSYLVANIA — 0.8%
PA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 08/01/40 (12/01/11) (a)(b)(c)	14,000,000	14,000,000

27

	Par ($)	Value ($)
Closed-End Investment Companies — (continued)
PENNSYLVANIA — (CONTINUED)
PA Nuveen Premium Income Municipal Fund 2, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.280% 08/01/40 (12/01/11) (a)(b)(c)	15,000,000	15,000,000
PENNSYLVANIA TOTAL		29,000,000

	Total Closed-End Investment Companies (cost of $409,000,000)	409,000,000

Short-Term Obligations — 4.0%
Variable Rate Demand Notes — 4.0%
FHLMC Multi-Family VRD Certificates
0.200% 11/15/34 (12/01/11) (b)(e)	10,221,560	10,221,560
0.200% 02/15/35 (12/01/11) (b)(c)(e)	9,971,242	9,971,242
0.200% 08/15/45 (12/01/11) (b)(e)	95,363,875	95,363,875
0.200% 01/15/47 (12/01/11) (b)(e)	38,063,888	38,063,888
VARIABLE RATE DEMAND NOTES TOTAL		153,620,565

	Total Short-Term Obligations (cost of $153,620,565)	153,620,565

	Total Investments — 98.6% (cost of $3,735,377,064)(f)	3,735,377,064

	Other Assets & Liabilities, Net — 1.4%	51,219,644

	Net Assets — 100.0%	3,786,596,708

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

28

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•	Level 1 — Prices determined using quoted prices in active markets for identical securities.
•	Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).
•

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,172,756,499	$—	$3,172,756,499
Total Closed-End Investment Companies	—	409,000,000	—	409,000,000
Total Short-Term Obligations	—	153,620,565	—	153,620,565
Total Investments	$—	$3,735,377,064	$—	$3,735,377,064

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $478,136,242 or 12.6% of net assets for the Fund.

(d)	Merrill Lynch Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(f)	Cost for federal income tax purposes is $3,735,377,064.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank

29

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Merlots	Municipal Exempt Receipts - Liquidity Optional Tender Series
NPFGC	National Public Finance Guarantee Corp.
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

30

INVESTMENT PORTFOLIO

November 30, 2011 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)
Municipal Bonds — 89.7%
NEW JERSEY — 1.3%
NJ Economic Development Authority
	1.650% 12/01/11	5,000,000	5,000,000
NEW JERSEY TOTAL			5,000,000
NEW YORK — 86.0%
NY Albany Industrial Development Agency
	Albany Medical Center Hospital,
	Series 2006 A,
	LOC: RBS Citizens N.A.
	0.250% 05/01/35 (12/01/11) (a)(b)	4,655,000	4,655,000
	Teresian House Nursing Home,
	Series 2007 A,
	LOC: RBS Citizens N.A.
	0.250% 07/01/16 (12/01/11) (a)(b)	2,535,000	2,535,000
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.270% 02/15/36 (02/15/12) (a)(b)	17,150,000	17,150,000
NY Cheektowaga Central School District
	New York State Aid Intercept Program,
	Series 2010,
	1.750% 12/21/11	7,185,000	7,188,945
NY Clarence Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.000% 07/19/12	1,502,500	1,505,790
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	0.160% 05/01/31 (12/01/11) (a)(b)	4,010,000	4,010,000
NY Dormitory Authority
	Catholic Health System:
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.140% 07/01/22 (12/01/11) (a)(b)	4,700,000	4,700,000
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.140% 07/01/34 (12/01/11) (a)(b)	7,525,000	7,525,000
	Cornell University,
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 01/01/32 (12/01/11) (a)(b)(c)	2,080,000	2,080,000
	Culinary Institute of America,
	Series 2004 C,
	LOC: TD Bank N.A.
	0.110% 07/01/33 (12/01/11) (a)(b)	2,900,000	2,900,000
	Le Moyne College,
	Series 2009,
	LOC: TD Bank N.A.
	0.110% 01/01/39 (12/01/11) (a)(b)	3,870,000	3,870,000
	Oxford University Press, Inc.
	Series 1996,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	LOC: Barclays Bank PLC
	0.100% 07/01/25 (12/07/11) (a)(b)	5,050,000	5,050,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.120% 07/01/34 (12/01/11) (a)(b)	9,255,000	9,255,000
NY Dutchess County Industrial Development Agency
	Marist College,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.140% 07/01/35 (12/01/11) (a)(b)	7,920,000	7,920,000
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.140% 10/01/32 (12/01/11) (a)(b)	2,650,000	2,650,000
NY Eclipse Funding Trust
	Metropolitan Transportation Authority,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.130% 11/15/13 (12/01/11) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
	Consolidated Edison Co.,
	Series 2005 A1,
	LOC: Mizuho Corporate Bank
	0.090% 05/01/39 (12/07/11) (a)(b)	5,000,000	5,000,000
NY Herricks Union Free School District
	Series 2011,
	1.500% 06/22/12	1,000,000	1,004,326
NY Housing Development Corp.
	Upper East Lease Associates,
	Series 2003 A, AMT,
	LOC: Landesbank Baden-Württemberg
	0.330% 12/01/36 (12/07/11) (a)(b)	15,535,000	15,535,000
NY Housing Finance Agency
	42/43 Realty LLC:
	Series 2001 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.500% 11/01/34 (12/07/11) (a)(b)	3,500,000	3,500,000
	Series 2002 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.500% 11/01/34 (12/07/11) (a)(b)	2,000,000	2,000,000
	Midtown West B LLC:
	505 West 37th St.,
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.500% 05/01/42 (12/07/11) (a)(b)	6,000,000	6,000,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.500% 05/01/42 (12/07/11) (a)(b)	6,500,000	6,500,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1,
	Escrowed:

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.300% 12/01/50 (11/08/12) (b)(d)	3,275,000	3,275,000
	Series 2010 A2,
	LOC: JPMorgan Chase Bank
	0.150% 12/01/50 (12/01/11) (a)(b)	1,490,000	1,490,000
	Series 2011 A-3,
	Escrowed:
	0.270% 12/01/49 (11/08/12) (b)(d)	5,475,000	5,475,000
	Series 2006 41TP,
	LOC: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.130% 10/01/35 (12/01/11) (a)(b)	4,035,000	4,035,000
NY Liverpool Central School District
	Series 2011,
	1.500% 10/05/12	2,432,140	2,449,060
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.140% 07/01/19 (12/01/11) (a)(b)	1,862,000	1,862,000
NY Local Government Assistance Corp.
	Series 1995 C,
	LOC: Landesbank Hessen-Thüringen
	0.160% 04/01/25 (12/07/11) (a)(b)	4,630,000	4,630,000
NY Long Island Power Authority
	Series 1998 A,
	5.500% 12/01/11	1,730,000	1,730,000
NY Mahopac Central School District
	Series 2011,
	1.250% 08/10/12	1,657,000	1,663,256
NY Metropolitan Transportation Authority
	Series 2008 A2,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.090% 11/01/31 (12/01/11) (a)(b)	4,935,000	4,935,000
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.210% 11/01/35 (12/01/11) (a)(b)	3,175,000	3,175,000
NY Monroe County Industrial Development Agency
	Association for the Blind,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.150% 02/01/38 (12/01/11) (a)(b)	1,800,000	1,800,000
	Lagrange Associates,
	Series 1996 A, AMT,
	LOC: M&T Bank
	0.480% 12/01/16 (12/01/11) (a)(b)	855,000	855,000
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.150% 01/15/32 (12/01/11) (a)(b)	4,270,000	4,270,000
	St. Ann’s Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.140% 07/01/30 (12/07/11) (a)(b)	9,125,000	9,125,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.400% 06/01/39 (12/07/11) (a)(b)	550,000	550,000
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.400% 12/01/36 (12/07/11) (a)(b)	6,100,000	6,100,000
	Series 2008 M,
	0.300% 11/01/13 (03/30/12) (b)(d)	3,150,000	3,150,000
NY New York City Industrial Development Agency
	Convent Sacred Heart School,
	Series 2002,
	LOC: FHLB
	0.150% 11/01/32 (12/01/11) (a)(b)	14,515,000	14,515,000
	FC Hanson Office Associates,
	Series 2004,
	LOC: Lloyds TSB Bank PLC
	0.130% 12/01/39 (12/01/11) (a)(b)	9,295,000	9,295,000
	Grace Church School,
	Series 2006,
	LOC: M&T Bank
	0.180% 06/01/36 (12/01/11) (a)(b)	5,705,000	5,705,000
	Jamaica First Parking LLC,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.140% 03/01/34 (12/01/11) (a)(b)	2,725,000	2,725,000
	The Hewitt School,
	Series 2002,
	LOC: TD Bank N.A.
	0.170% 12/01/34 (12/01/11) (a)(b)	3,825,000	3,825,000
NY New York City Municipal Water Finance Authority
	Series 2009,
	LIQ FAC: Morgan Stanley Bank
	0.170% 06/15/40 (12/01/11) (a)(b)(c)	14,740,000	14,740,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 06/15/18 (12/01/11) (a)(b)(c)	2,000,000	2,000,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2001 B,
	SPA: Landesbank Baden-Württemberg
	0.170% 02/01/31 (12/01/11) (a)(b)	1,250,000	1,250,000
	Series 2002 1C,
	LIQ FAC: JPMorgan Chase Bank
	0.110% 11/01/22 (12/01/11) (a)(b)	810,000	810,000
NY New York City Trust for Cultural Resources
	The Asia Society,
	Series 2000,
	LOC: JPMorgan Chase Bank

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.120% 04/01/30 (12/01/11) (a)(b)	1,385,000	1,385,000
NY New York City
	Series 2002 C-4,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.120% 08/01/20 (12/01/11) (a)(b)	2,000,000	2,000,000
	Series 2005 F-3,
	LOC: Sumitomo Mitsui Banking
	0.140% 09/01/35 (12/01/11) (a)(b)	7,200,000	7,200,000
	Series 2008 J-8,
	LOC: Landesbank Baden-Württemberg
	0.270% 08/01/21 (12/01/11) (a)(b)	19,530,000	19,530,000
NY Oyster Bay
	Board Anticipation Notes,
	Series 2011,
	2.500% 03/09/12	13,500,000	13,575,656
NY Reset Optional Certificates Trust II-R
	Port Authority,
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.140% 10/01/14 (12/01/11) (a)(b)	1,890,000	1,890,000
NY Riverhead Industrial Development Agency
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.140% 07/01/31 (12/01/11) (a)(b)	7,260,000	7,260,000
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.140% 12/01/32 (12/01/11) (a)(b)	2,860,000	2,860,000
NY Schenectady School District
	New York State Aid Intercept Program,
	Series 2011,
	1.750% 07/06/12	11,896,200	11,970,022
NY Suffolk County Industrial Development Agency
	Guide Dog Foundation For the Blind,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.140% 01/01/21 (12/01/11) (a)(b)	4,940,000	4,940,000
NY Suffolk County
	Series 2004 A,
	Insured: NPFGC
	5.000% 05/01/12	1,000,000	1,019,147
	Series 2011,
	1.000% 10/26/12	5,126,000	5,148,524
NY Syracuse Industrial Development Agency
	Crouse Health Hospital,
	Series 2007 B,
	LOC: HSBC Bank USA N.A.
	0.140% 01/01/23 (12/07/11) (a)(b)	2,930,000	2,930,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Thruway Authority
	Series 2011 A,
	2.000% 07/12/12	9,200,000	9,292,547
NY Triborough Bridge & Tunnel Authority
	Series 2005 B-4,
	SPA: Landesbank Baden-Württemberg
	0.260% 01/01/32 (12/01/11) (a)(b)	4,000,000	4,000,000
	Series 2007,
	SPA: JPMorgan Chase Bank
	0.120% 01/01/19 (12/07/11) (a)(b)	11,000,000	11,000,000
NY Westchester County Industrial Development Agency
	Westchester Jewish Community,
	Series 1998,
	LOC: JPMorgan Chase Bank
	0.150% 10/01/28 (12/01/11) (a)(b)	720,000	720,000
NEW YORK TOTAL			347,189,273
PUERTO RICO — 2.4%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.160% 01/01/28 (12/01/11) (a)(b)	8,615,000	8,615,000
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.100% 07/01/20 (12/01/11) (a)(b)	985,000	985,000
PUERTO RICO TOTAL			9,600,000

	Total Municipal Bonds (cost of $361,789,273)		361,789,273

Closed-End Investment Companies — 10.2%
NEW YORK — 10.2%
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.290% 03/01/40 (12/01/11) (a)(b)(c)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.260% 12/01/40 (12/01/11) (a)(b)(c)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/01/11) (a)(b)(c)	16,800,000	16,800,000
NEW YORK TOTAL			41,300,000

	Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000

6

Total Investments — 99.9% (cost of $403,089,273)(e)	403,089,273

Other Assets & Liabilities, Net — 0.1%	499,414

Net Assets — 100.0%	403,588,687

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical securities.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$361,789,273	$—	$361,789,273
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$403,089,273	$—	$403,089,273

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

7

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2011, these securities, which are not illiquid, amounted to $60,120,000 or 14.9% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(e)	Cost for federal income tax purposes is $403,089,273.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

November 30, 2011 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.9%
ALABAMA — 0.5%
AL Pell City Special Care Facilities
	Noland Health Services, Inc.,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.140% 12/01/39 (12/01/11) (a)(b)	12,350,000	12,350,000
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/21 (12/02/11) (a)(b)	2,150,000	2,150,000
AL Washington County Industrial Development Authority
	Bay Gas Storage Co., Ltd.,
	Series 2007,
	LOC: UBS AG
	0.100% 08/01/37 (12/07/11) (a)(b)	9,165,000	9,165,000
ALABAMA TOTAL			23,665,000
ARIZONA — 0.6%
AZ BB&T Municipal Trust
	Banner Health System,
	Series 2007-2003,
	LOC: Branch Banking & Trust
	0.140% 01/27/31 (12/01/11) (a)(b)	9,995,000	9,995,000
AZ Health Facilities Authority
	Phoenix Childrens’ Hospital,
	Series 2007-008,
	GTY AGMT: BNP Paribas
	0.440% 02/01/42 (12/01/11) (a)(b)	12,385,000	12,385,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/21 (12/01/11) (a)(b)	1,900,000	1,900,000
AZ Yavapai County Industrial Development Authority
	Skanon Investment, Inc.,
	Series 2010 A,
	LOC: Citibank N.A.
	0.230% 09/01/35 (12/01/11) (a)(b)	1,750,000	1,750,000
AZ Yavapai County
	Highway Construction Advancement Revenue,
	Series 2007,
	LOC: Landesbank Hessen-Thüringen
	0.350% 07/01/18 (12/01/11) (a)(b)	1,835,000	1,835,000
ARIZONA TOTAL			27,865,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARKANSAS — 0.3%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Toyota-Mitsubishi UFJ
	0.170% 10/01/40 (12/01/11) (a)(b)	8,000,000	8,000,000
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	LiitleRock Newspapers, Inc.,
	Series 1985,
	LOC: Bank of New York
	0.100% 12/01/25 (12/01/11) (a)(b)	6,300,000	6,300,000
ARKANSAS TOTAL			14,300,000
CALIFORNIA — 10.7%
CA Department of Water Resources
	Series 2009-2991,
	LIQ FAC: Morgan Stanley Bank
	0.170% 12/01/28 (12/01/11) (a)(b)(c)	9,150,000	9,150,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	1.000% 06/01/26 (12/01/11) (a)(d)(e)	38,000,000	38,000,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 12/01/15 (12/01/11) (a)(b)(c)	3,000,000	3,000,000
CA Foothill-De Anza Community College District
	Series 2007-1884,
	GTY AGMT: Wells Fargo Bank N.A.
	0.140% 08/01/31 (12/01/11) (a)(b)	5,350,000	5,350,000
CA Infrastructure & Economic Development Bank Revenue
	J. Paul Getty Trust,
	Series 2004 B,
	0.050% 10/01/23 (12/01/11) (a)(e)	10,000,000	10,000,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes:
	Series 2011 A,
	2.500% 02/29/12	12,000,000	12,063,911
	Series 2011 B,
	2.500% 03/30/12	27,000,000	27,190,958
	Series 2011 C,
	2.500% 06/29/12	19,000,000	19,229,086
CA Los Angeles Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 08/01/12	30,150,000	30,498,491
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.160% 07/01/36 (12/01/11) (a)(e)	13,000,000	13,000,000
	Series 2011 A-3,
	0.160% 07/01/36 (12/01/11) (a)(e)	14,000,000	14,000,000
CA Orange County
	0.140% 12/08/11	18,264,000	18,264,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.150% 09/01/35 (12/01/11) (a)(b)	1,660,000	1,660,000
CA RBC Municipal Products, Inc. Trust
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.180% 10/01/13 (12/01/11) (a)(b)(c)	35,000,000	35,000,000
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.180% 07/01/31 (12/01/11) (a)(b)(c)	20,000,000	20,000,000
CA Roseville Electric System
	Series 2008 A,
	LOC: Morgan Stanley Bank
	0.110% 02/01/35 (12/07/11) (a)(b)	7,510,000	7,510,000
CA San Jose Redevelopment Agency Multi-Family Housing
	Series 2010,
	GTY AGMT: Citibank N.A.
	0.240% 09/01/12 (12/01/11) (a)(b)(c)	17,220,000	17,220,000
CA Statewide Communities Development Authority
	Gas Supply Revenue,
	Series 2010,
	SPA: Royal Bank of Canada
	0.120% 11/01/40 (12/01/11) (a)(b)	12,805,000	12,805,000
	Kaiser Permanente:
	0.300% 03/19/12	30,600,000	30,600,000
	0.300% 05/01/12	20,000,000	20,000,000
	0.320% 03/09/12	18,000,000	18,000,000
	0.390% 12/08/11	15,000,000	15,000,000
	Series 2009 B-1,
	0.270% 02/15/12	10,000,000	10,000,000
	Series 2009 B-5,
	0.400% 12/08/11	7,300,000	7,300,000
	Tax & Revenue Anticipation Notes,
	Series 2011 A-5A,
	2.000% 01/31/12	11,000,000	11,033,041
CA State
	Series 2011 A2,
	2.000% 06/26/12	98,900,000	99,799,938
CALIFORNIA TOTAL			505,674,425
COLORADO — 3.2%
CO Colorado Springs Utilities System Revenue
	Series 2007 B,
	SPA: Barclays Bank PLC
	0.130% 11/01/26 (12/01/11) (a)(b)	25,000,000	25,000,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	0.140% 12/01/25 (12/01/11) (a)(b)	14,415,000	14,415,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.140% 12/01/25 (12/01/11) (a)(b)	19,170,000	19,170,000
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	National Jewish Federation,
	Series 2006 B4,
	LOC: TD Bank N.A.
	0.110% 12/01/35 (12/01/11) (a)(b)	6,300,000	6,300,000
	Jewish Day School Seattle,
	National Jewish Federation,
	Series 2007 C6,
	LOC: U.S. Bank N.A.
	0.110% 06/30/36 (12/01/11) (a)(b)	4,055,000	4,055,000
	JFMC Facilities Corp.,
	National Jewish Federation,
	Series 2008 F1,
	LOC: Northern Trust Co.
	0.110% 09/01/32 (12/01/11) (a)(b)	7,115,000	7,115,000
	Milwaukee Jewish Federation, Inc.,
	National Jewish Federation,
	Series 2005 C-1,
	LOC: U.S. Bank N.A.
	0.110% 09/01/35 (12/01/11) (a)(b)	7,500,000	7,500,000
	Naropa University,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.250% 11/01/24 (12/01/11) (a)(b)	2,715,000	2,715,000
	National Jewish Federation,
	Series 2007 C-4,
	LOC: U.S. Bank N.A.
	0.110% 06/01/37 (12/01/11) (a)(b)	5,400,000	5,400,000
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2004 B-6,
	SPA: JPMorgan Chase Bank
	0.110% 03/01/44 (12/07/11) (a)(b)	25,300,000	25,300,000
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.140% 11/01/28 (12/01/11) (a)(b)	3,800,000	3,800,000
CO Housing & Finance Authority
	Series 2002 I-C4,
	SPA: FHLB
	0.130% 10/01/32 (12/07/11) (a)(b)	12,135,000	12,135,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.250% 06/01/28 (12/01/11) (a)(b)	1,455,000	1,455,000
CO Westminster Economic Development Authority
	Mandalay Gardens,
	Series 2009,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	0.200% 12/01/28 (12/01/11) (a)(b)	3,600,000	3,600,000
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	0.270% 06/01/12 (12/01/11) (a)(b)	13,970,000	13,970,000
COLORADO TOTAL			151,930,000
CONNECTICUT — 2.4%
CT Bethel
	Series 2011,
	1.000% 04/25/12	5,100,000	5,114,617
CT Danbury
	Series 2011,
	1.000% 07/27/12	2,000,000	2,009,770
CT Derby
	Series 2011,
	1.000% 04/02/12	7,750,000	7,765,082
CT Health & Educational Facilities Authority
	Yale University Eagle,
	Series 2005 A,
	LIQ FAC: Citibank N.A.
	0.140% 07/01/35 (12/01/11) (a)(b)	7,625,000	7,625,000
CT Housing Finance Authority
	Series 2009 A-2,
	SPA: JPMorgan Chase Bank
	0.120% 05/15/39 (12/01/11) (a)(b)	55,670,000	55,670,000
CT New Milford
	State Aid Withholding,
	Series 2011,
	1.000% 04/25/12	14,340,000	14,383,859
CT Oxford
	Series 2011,
	1.500% 07/26/12	1,000,000	1,008,105
CT Regional School District No. 10
	Series 2011,
	1.000% 04/13/12	2,500,000	2,506,660
CT State
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 12/01/17 (12/01/11) (a)(b)(c)	995,000	995,000
CT Trumbull
	State Aid Withholding,
	Series 2011,
	1.000% 09/07/12	16,000,000	16,088,196
CT University of Connecticut
	Series 2011,
	LIQ FAC: Citibank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.140% 02/15/18 (12/01/11) (a)(b)(c)	1,605,000	1,605,000
CONNECTICUT TOTAL			114,771,289
DELAWARE — 1.6%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.230% 04/10/22 (12/01/11) (a)(b)	33,035,000	33,035,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.230% 06/01/24 (12/01/11) (a)(b)	8,785,000	8,785,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.
	0.160% 08/01/31 (12/01/11) (a)(b)	17,520,000	17,520,000
DE Puttable Floating Option Tax-Exempt Receipts
	New Castle County Multi-Family Housing,
	Pike Creek Apartments,
	Series 2007,
	LIQ FAC: FHLMC
	0.270% 12/01/30 (12/01/11) (a)(b)	11,220,000	11,220,000
DE University of Delaware
	Series 2005,
	SPA: TD Bank N.A.
	0.090% 11/01/35 (12/01/11) (a)(b)	5,175,000	5,175,000
DELAWARE TOTAL			75,735,000
DISTRICT OF COLUMBIA — 2.1%
DC District of Columbia
	Series 2010 C,
	0.320% 12/01/11 (e)	4,825,000	4,825,000
	Series 2010 E,
	0.170% 12/01/11 (e)	10,000,000	10,000,000
	Series 2011,
	2.000% 09/28/12	79,400,000	80,522,961
	Thurgood Marshall Center Trust,
	Series 2002,
	LOC: Branch Banking & Trust
	0.180% 11/01/27 (12/01/11) (a)(b)	2,720,000	2,720,000
DISTRICT OF COLUMBIA TOTAL			98,067,961
FLORIDA — 5.2%
FL BB&T Municipal Trust
	Series 2008-1012,
	LOC: Branch Banking & Trust
	0.230% 11/01/24 (12/01/11) (a)(b)	9,975,000	9,975,000
	Series 2008-1017,
	LOC: Branch Banking & Trust
	0.230% 03/01/23 (12/01/11) (a)(b)	11,500,000	11,500,000
	Series 2008-1020,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	0.230% 04/01/24 (12/01/11) (a)(b)	10,750,000	10,750,000
	Series 2008-1030,
	LOC: Branch Banking & Trust
	0.230% 07/18/24 (12/01/11) (a)(b)	16,995,000	16,995,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2008-579,
	GTY AGMT: Deutsche Bank AG
	0.270% 10/01/24 (12/01/11) (a)(b)	1,045,000	1,045,000
	University of North Florida,
	Series 2007-271,
	GTY AGMT: Deutsche Bank AG
	0.180% 11/01/27 (12/01/11) (a)(b)	11,405,000	11,405,000
FL Eclipse Funding Trust
	Fort Pierce Redevelopment Agency,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.160% 05/01/31 (12/01/11) (a)(b)	3,880,000	3,880,000
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.130% 05/01/32 (12/01/11) (a)(b)	4,535,000	4,535,000
FL Housing Finance Corp.
	Ashley Lake Park Apartments,
	Series 2006,
	LIQ FAC: FHLMC
	0.270% 10/01/32 (12/01/11) (a)(b)	16,325,000	16,325,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.150% 09/01/20 (12/01/11) (a)(b)	3,570,000	3,570,000
FL Jacksonville Industrial Development
	Airport Hotel Project,
	Series 1993,
	LOC: Northern Trust Co.
	0.150% 07/01/13 (12/07/11) (a)(b)	3,880,000	3,880,000
FL Kissimmee Utility Authority
	0.180% 12/06/11	23,200,000	23,200,000
FL Local Government Finance Commission
	0.180% 12/05/11	8,414,000	8,414,000
FL Miami-Dade County Educational Facilities Authority
	Floaters,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Bank N.A.
	0.160% 04/01/38 (12/01/11) (a)(b)	14,620,000	14,620,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.150% 04/01/32 (12/07/11) (a)(b)	5,695,000	5,695,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.150% 05/01/31 (12/01/11) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facilities Authority
	Baycare Health Systems,
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.120% 11/01/38 (12/01/11) (a)(b)	9,025,000	9,025,000
FL Puttable Floating Option Tax-Exempt Receipts
	Palm Beach County Housing,
	Lacosta Apartment Project,
	Series 2007,
	LIQ FAC: FHLMC
	0.340% 11/01/25 (12/01/11) (a)(b)	17,995,000	17,995,000
FL Sarasota County
	Sarasota Military Academy,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.250% 02/01/34 (12/01/11) (a)(b)	2,825,000	2,825,000
FL Sunshine Governmental Financing Commission
	LOC: JPMorgan Chase Bank:
	0.180% 12/02/11	50,000,000	50,000,000
	0.220% 12/08/11	12,420,000	12,420,000
FLORIDA TOTAL			244,654,000
GEORGIA — 4.3%
GA BB&T Municipal Trust
	Main Street Natural Gas, Inc. Project,
	Series 2007-2024,
	LOC: Branch Banking & Trust
	0.160% 03/15/19 (12/01/11) (a)(b)	10,300,000	10,300,000
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.230% 09/01/23 (12/01/11) (a)(b)	17,035,000	17,035,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.140% 03/01/18 (12/01/11) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.150% 12/01/30 (12/01/11) (a)(b)	3,400,000	3,400,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.130% 08/01/40 (12/01/11) (a)(b)	84,950,000	84,950,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2011 K,
	2.000% 05/23/12	5,350,000	5,385,394
	Series 2011 O,
	2.000% 11/13/12	10,500,000	10,657,072
GA Private Colleges & Universities Authority
	Emory University,
	Series 2005 B-1,
	0.080% 09/01/35 (12/01/11) (a)(e)	48,700,000	48,700,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.130% 10/01/26 (12/01/11) (a)(b)	6,420,000	6,420,000
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.150% 11/01/23 (12/01/11) (a)(b)	6,790,000	6,790,000
GEORGIA TOTAL			203,632,466
ILLINOIS — 6.1%
IL Chicago Board of Education
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.120% 03/01/26 (12/01/11) (a)(b)	9,135,000	9,135,000
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/17 (12/01/11) (a)(b)	1,230,000	1,230,000
IL Chicago O’Hare International Airport Revenue
	Series 1994 C,
	LOC: Citibank N.A.
	0.140% 01/01/18 (12/07/11) (a)(b)	19,900,000	19,900,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	0.160% 12/01/11 (b)	195,000	195,000
	Series 1997 B,
	LOC: Northern Trust Co.
	0.160% 12/01/14 (12/07/11) (a)(b)	245,000	245,000
IL Chicago Wastewater Transmission Revenue
	Series 2008 C-1,
	LOC: Harris N.A.
	0.090% 01/01/39 (12/01/11) (a)(b)	2,400,000	2,400,000
IL Cook County
	Putters,
	Series 2004-559,
	LIQ FAC: JPMorgan Chase Bank
	0.160% 05/15/12 (12/01/11) (a)(b)	3,200,000	3,200,000
IL DeKalb Tax Increment Revenue
	Series 2003,

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	LOC: Northern Trust Co.
	0.150% 01/01/13 (12/01/11) (a)(b)	655,000	655,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois - City Colleges,
	Series 2007-346,
	GTY AGMT: Deutsche Bank AG
	0.200% 01/01/26 (12/01/11) (a)(b)	7,580,000	7,580,000
	Chicago Illinois Board of Education:
	Series 2007-306,
	GTY AGMT: Deutsche Bank AG
	0.220% 12/01/25 (12/01/11) (a)(b)	5,285,000	5,285,000
	Series 2007-443,
	GTY AGMT: Deutsche Bank AG
	0.270% 12/01/31 (12/01/11) (a)(b)	7,865,000	7,865,000
	Kane Cook & Du Page Counties School District No. 46,
	Series 2007-425,
	GTY AGMT: Deutsche Bank AG
	0.200% 01/01/23 (12/01/11) (a)(b)	11,525,000	11,525,000
	McHenry County Community Unit School District No. 200 Woodstock,
	Series 2007-420,
	GTY AGMT: Deutsche Bank AG
	0.200% 01/15/26 (12/01/11) (a)(b)	25,865,000	25,865,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.200% 04/01/21 (12/01/11) (a)(b)	5,000,000	5,000,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.150% 08/01/26 (12/02/11) (a)(b)	16,807,000	16,807,000
IL Educational Facilities Authority
	Elmhurst College,
	Series 2003,
	LOC: BMO Harris Bank N.A.
	0.150% 03/01/33 (12/01/11) (a)(b)	7,500,000	7,500,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.120% 08/01/33 (12/07/11) (a)(b)	6,100,000	6,100,000
IL Finance Authority
	Chicago Theatre Group, Inc.,
	Series 1999,
	LOC: JPMorgan Chase Bank,
	LOC: Northern Trust Co.
	0.130% 12/01/33 (12/07/11) (a)(b)	13,900,000	13,900,000
	Elmhurst College,
	Series 2007,
	LOC: Harris N.A.
	0.150% 02/01/42 (12/01/11) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: Harris Trust & Savings Bank,
	LOC: Northern Trust Co.
	0.150% 04/01/29 (12/07/11) (a)(b)	4,000,000	4,000,000
	Gift of Hope Organ Donor Project,
	Series 2008,

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	LOC: JPMorgan Chase Bank
	0.200% 05/01/38 (12/01/11) (a)(b)	7,200,000	7,200,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: Harris N.A.
	0.170% 12/01/39 (12/01/11) (a)(b)	22,635,000	22,635,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Co.
	0.140% 12/01/24 (12/07/11) (a)(b)	5,000,000	5,000,000
	Lake Forest Country Day School,
	Series 2005,
	LOC: Northern Trust Co.
	0.140% 07/01/35 (12/07/11) (a)(b)	3,250,000	3,250,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.190% 12/01/37 (12/01/11) (a)(b)	9,850,000	9,850,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	SPA: FHLMC
	0.210% 08/01/38 (12/01/11) (a)(b)	7,145,000	7,145,000
IL Toll Highway Authority
	Series 2008 A-1B,
	SPA: PNC Bank N.A.
	0.180% 01/01/31 (12/01/11) (a)(b)	50,000,000	50,000,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.
	0.150% 06/01/38 (12/01/11) (a)(b)	20,720,000	20,720,000
ILLINOIS TOTAL			286,687,000
INDIANA — 4.4%
IN Bond Bank
	Advanced Funding Program Notes,
	Series 2011 A,
	SPA: JPMorgan Chase Bank
	2.000% 01/05/12	22,000,000	22,030,822
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.250% 06/01/21 (12/01/11) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Series 2008-573,
	GTY AGMT: Deutsche Bank AG
	0.270% 07/15/18 (12/01/11) (a)(b)	1,440,000	1,440,000
	Series 2008-595,
	GTY AGMT: Deutsche Bank AG
	0.180% 07/15/27 (12/01/11) (a)(b)	5,200,000	5,200,000
	Series 2008-683,
	GTY AGMT: Deutsche Bank AG

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.270% 01/15/20 (12/01/11) (a)(b)	8,230,000	8,230,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.170% 01/01/27 (12/01/11) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/17 (12/01/11) (a)(b)	1,140,000	1,140,000
IN Educational Facilities Authority
	Wabash Collage,
	Series 2003,
	LOC: JPMorgan Chase Bank
	0.190% 12/01/23 (12/01/11) (a)(b)	10,720,000	10,720,000
IN Finance Authority
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.200% 12/01/36 (12/01/11) (a)(b)	8,600,000	8,600,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.170% 11/01/27 (12/01/11) (a)(b)	4,735,000	4,735,000
IN Health Facility Finance Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: PNC Bank N.A.
	0.140% 05/01/35 (12/01/11) (a)(b)	17,000,000	17,000,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.140% 11/01/32 (12/01/11) (a)(b)	22,495,000	22,495,000
	Riverview Hospital,
	Series 2004,
	LOC: PNC Bank N.A.
	0.140% 08/01/32 (12/01/11) (a)(b)	17,400,000	17,400,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.250% 04/01/20 (12/01/11) (a)(b)	1,350,000	1,350,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.150% 11/01/21 (12/01/11) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.210% 06/01/29 (12/01/11) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
	Indiana State Housing & Community Development Authority,
	Series 2010 E-20,
	LIQ FAC: Royal Bank of Canada

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.150% 07/01/39 (12/01/11) (a)(b)(c)	27,900,000	27,900,000
	Series 2011 E-23,
	LOC: Royal Bank of Canada
	0.140% 03/01/36 (12/01/11) (a)(b)(c)	8,925,000	8,925,000
IN Rockport
	AEP Generating Co.:
	Series 1995 A,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.100% 07/01/25 (12/07/11) (a)(b)	9,000,000	9,000,000
	Series 1995 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.100% 07/01/25 (12/07/11) (a)(b)	9,000,000	9,000,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.170% 08/01/20 (12/01/11) (a)(b)	11,565,000	11,565,000
INDIANA TOTAL			210,560,822
IOWA — 0.5%
IA Des Moines
	Central Iowa Hospital Corp.,
	Iowa Methodist Medical Center,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.130% 08/01/15 (12/07/11) (a)(b)	23,000,000	23,000,000
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.250% 12/01/14 (12/01/11) (a)(b)	1,800,000	1,800,000
IOWA TOTAL			24,800,000
KANSAS — 0.4%
KS Wichita
	Hospital Facilities Via Christi,
	Series 2011,
	LOC: JPMorgan Chase Bank
	0.110% 11/15/39 (12/01/11) (a)(b)	17,675,000	17,675,000
KANSAS TOTAL			17,675,000
KENTUCKY — 0.4%
KY Louisville/Jefferson County Metropolitan Government
	Norton Healthcare,
	Series 2011 B,
	LOC: JPMorgan Chase Bank
	0.090% 10/01/39 (12/01/11) (a)(b)	15,270,000	15,270,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	0.130% 06/01/34 (12/02/11) (a)(b)	3,570,000	3,570,000
KENTUCKY TOTAL			18,840,000
LOUISIANA — 0.4%
LA Public Facilities Authority
	Franciscan Missionaries,
	Series 2005 D,
	LOC: U.S. Bank N.A.
	0.090% 07/01/28 (12/01/11) (a)(b)	6,660,000	6,660,000
LA St. James Parrish
	Nustar Logistics LP,
	Series 2011,
	LOC: Wells Fargo Bank N.A.
	0.130% 08/01/41 (12/07/11) (a)(b)	10,000,000	10,000,000
LA Upper Pontalba Building Restoration Corp.
	Upper Pontalba Building Project,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.250% 12/01/16 (12/01/11) (a)(b)	2,460,000	2,460,000
LOUISIANA TOTAL			19,120,000
MAINE — 0.1%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.130% 07/01/37 (12/01/11) (a)(b)	6,735,000	6,735,000
MAINE TOTAL			6,735,000
MARYLAND — 0.5%
MD Baltimore County Economic Development Authority
	Blue Circle, Inc.,
	Series 1992,
	LOC: BNP Paribas
	0.750% 12/01/17 (12/07/11) (a)(b)	4,400,000	4,400,000
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.150% 07/01/24 (12/01/11) (a)(b)	2,940,000	2,940,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.150% 10/01/33 (12/01/11) (a)(b)	4,075,000	4,075,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
	0.140% 07/01/34 (12/01/11) (a)(b)	13,710,000	13,710,000
MARYLAND TOTAL			25,125,000
MASSACHUSETTS — 2.6%
MA Bay Transportation Authority
	General Transportation Systems,
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.100% 03/01/30 (12/07/11) (a)(b)	87,100,000	87,100,000
MA Clipper Tax-Exempt Certificate Trust
	Certificates of Participation,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.140% 01/01/17 (12/01/11) (a)(b)	11,010,000	11,010,000
MA Quincy
	State Aid Withholding,
	Series 2011 B,
	1.500% 07/27/12	8,100,000	8,159,513
MA Shrewsbury
	Series 2011,
	1.000% 11/16/12	3,300,000	3,321,766
MA Waltham
	Series 2011,
	2.000% 02/22/12	13,102,000	13,147,048
MASSACHUSETTS TOTAL			122,738,327
MICHIGAN — 2.7%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.250% 07/01/26 (01/02/12) (a)(b)	18,408,000	18,408,000
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Joint Building Authority,
	Devos Place Project,
	Series 2007-302,
	GTY AGMT: Deutsche Bank AG
	LIQ FAC: Deutsche Bank AG
	0.200% 12/01/31 (12/01/11) (a)(b)	2,655,000	2,655,000
	Royal Oak Hospital Finance Authority,
	Series 2010-711,
	GTY AGMT: Deutsche Bank Trust Services
	LIQ FAC: Deutsche Bank Trust Services
	0.270% 11/01/35 (12/01/11) (a)(b)(c)	7,750,000	7,750,000
MI Eastern Michigan University
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.200% 03/01/49 (12/01/11) (a)(b)	15,675,000	15,675,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: PNC Bank N.A.
	0.140% 08/01/31 (12/01/11) (a)(b)	21,460,000	21,460,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI L’Anse Creuse Public Schools
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.120% 05/01/35 (12/01/11) (a)(b)	60,200,000	60,200,000
MICHIGAN TOTAL			126,148,000
MINNESOTA — 1.7%
MN Blaine Industrial Development
	SuperValue, Inc.,
	Series 1993,
	LOC: U.S. Bank N.A.
	0.120% 11/01/13 (12/07/11) (a)(b)	1,100,000	1,100,000
MN Dakota County Housing & Redevelopment Authority
	Series 2006-321,
	LIQ FAC: FHLMC
	0.270% 06/01/29 (12/01/11) (a)(b)	18,650,000	18,650,000
MN Fridley Independent School District No. 14
	Aid Anticipation Certificates,
	Series 2011 A,
	1.000% 09/13/12	8,000,000	8,041,843
MN Itasca County Independent School District No. 318
	Aid Anticipation Certificates,
	School District Credit Enhancement Program,
	Series 2011 B,
	1.000% 09/20/12	7,280,000	7,319,005
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 A,
	LOC: Wells Fargo Bank N.A.
	0.250% 11/01/15 (12/01/11) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi-Family Housing
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.250% 11/01/31 (12/01/11) (a)(b)	1,000,000	1,000,000
MN Puttable Floating Option Tax-Exempt Receipts
	St. Paul Port Authority Housing & Redevelopment,
	Burlington Apartments Project,
	Series 2007-469,
	LIQ FAC: FHLMC
	0.270% 05/01/31 (12/01/11) (a)(b)	13,150,000	13,150,000
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	School District Credit Enhancement Program,
	Series 2011 B,
	2.000% 09/09/12	22,000,000	22,292,835
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
	Aid Anticipation Certificates,
	School District Credit Enhancement Program,
	Series 2011 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	1.000% 09/13/12	8,000,000	8,041,842
MINNESOTA TOTAL			80,875,525
MISSOURI — 2.6%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Assistance Corp.,
	Series 2008-536,
	GTY AGMT: Deutsche Bank AG
	0.270% 04/15/19 (12/01/11) (a)(b)	9,520,000	9,520,000
MO Development Finance Board
	St. Louis Convention Center,
	Series 2000 C,
	LOC: U.S. Bank N.A.
	0.150% 12/01/20 (12/01/11) (a)(b)	8,740,000	8,740,000
	The Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.090% 12/01/33 (12/01/11) (a)(b)	15,485,000	15,485,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C-1,
	0.100% 11/15/39 (12/07/11) (a)(e)	8,075,000	8,075,000
	SSM Health Care Corp.,
	Series 2005 C-4,
	SPA: Citibank N.A.
	0.120% 06/01/33 (12/07/11) (a)(b)	14,815,000	14,815,000
MO Joint Municipal Electric Utility Commission
	IATAN 2 Project,
	Series 2007 A,
	Insurer: BHAC,
	LIQ FAC: Citibank N.A.
	0.150% 01/01/14 (12/01/11) (a)(b)	11,340,000	11,340,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.110% 04/15/34 (12/07/11) (a)(b)	6,725,000	6,725,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.140% 11/01/32 (12/01/11) (a)(b)	2,975,000	2,975,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.270% 07/01/31 (12/01/11) (a)(b)	43,530,000	43,530,000
MISSOURI TOTAL			121,205,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MONTANA — 0.3%
MT Board of Investments
	Series 2004,
	0.480% 03/01/29 (03/01/12) (a)(e)	13,140,000	13,140,000
MONTANA TOTAL			13,140,000
NEBRASKA — 2.1%
NE Central Plains Energy Project
	Series 2007-91TP,
	LOC: Branch Banking & Trust
	0.150% 12/01/21 (12/01/11) (a)(b)	8,440,000	8,440,000
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.130% 08/01/39 (12/01/11) (a)(b)	40,920,000	40,920,000
NE Lancaster County Hospital Authority No. 1
	BryanLGH Medical Center,
	Series 2008 B-1,
	LOC: U.S. Bank N.A.
	0.150% 06/01/31 (12/01/11) (a)(b)	6,605,000	6,605,000
NE Nuckolls County
	Agrex, Inc.,
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.180% 02/01/15 (12/07/11) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
	0.200% 12/06/11	15,000,000	15,000,000
	0.210% 01/10/12	15,000,000	15,000,000
	0.210% 01/11/12	9,750,000	9,750,000
NEBRASKA TOTAL			100,815,000
NEVADA — 0.7%
NV Clark County
	Opportunity Village Foundation,
	Series 2007,
	LOC: Northern Trust Co.
	0.130% 01/01/37 (12/01/11) (a)(b)	9,400,000	9,400,000
NV Deutsche Bank Spears/Lifers Trust
	Clark County School District,
	Series 2008-684,
	GTY AGMT: Deutsche Bank AG
	0.270% 06/15/24 (12/01/11) (a)(b)	9,755,000	9,755,000
NV Tuckee Meadows Water Authority
	0.200% 01/05/12	12,750,000	12,750,000
NEVADA TOTAL			31,905,000
NEW JERSEY — 2.6%
NJ Deutsche Bank Spears/Lifers Trust
	Newark Housing Authority,
	Newark Redevelopment Project,
	Series 2008-557,
	GTY AGMT: Deutsche Bank AG
	0.280% 01/01/21 (12/01/11) (a)(b)	2,335,000	2,335,000
NJ Economic Development Authority
	Campus 130 Associates 1984,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
	Series 1986,
	LOC: JPMorgan Chase Bank
	0.190% 12/01/11 (b)	1,010,000	1,010,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.490% 09/01/21 (12/01/11) (a)(b)(c)	6,940,000	6,940,000
NJ Turnpike Authority
	Series 1991 D,
	LOC: Societe Generale
	0.800% 01/01/18 (12/07/11) (a)(b)	111,040,000	111,040,000
NEW JERSEY TOTAL			121,325,000
NEW MEXICO — 1.6%
NM Dona Ana County
	Foamex LP,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.300% 11/01/13 (12/01/11) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.130% 11/01/39 (12/01/11) (a)(b)	69,805,000	69,805,000
NEW MEXICO TOTAL			75,805,000
NEW YORK — 13.5%
NY Baldwinsville Central School District
	State Aid Intercept Program,
	Series 2011,
	1.250% 07/26/12	4,900,000	4,925,762
NY BB&T Municipal Trust
	Series 2009-1037,
	LOC: Branch Banking & Trust
	0.300% 06/01/17 (12/01/11) (a)(b)(c)	46,505,000	46,505,000
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.230% 06/01/25 (12/01/11) (a)(b)(c)	49,170,000	49,170,000
NY Dormitory Authority
	Oxford University Press Inc,
	Series 1993,
	LOC: Barclays Bank PLC
	0.120% 07/01/23 (12/01/11) (a)(b)	15,250,000	15,250,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 07/01/34 (12/01/11) (a)(b)(c)	5,150,000	5,150,000
NY Housing Finance Agency
	L&M 93rd Street LLC,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.220% 11/01/38 (12/07/11) (a)(b)	20,000,000	20,000,000
	Midtown West B LLC:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen
	0.500% 05/01/42 (12/07/11) (a)(b)	13,060,000	13,060,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.500% 05/01/42 (12/07/11) (a)(b)	51,000,000	51,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1,
	0.300% 12/01/50 (11/08/12) (a)(b)	45,000,000	45,000,000
	Series 2011 A3,
	0.270% 12/01/49 (11/08/12) (a)(b)	64,500,000	64,500,000
NY Local Government Assistance Corp.
	Series 1995 C,
	LOC: Landesbank Hessen-Thüringen
	0.160% 04/01/25 (12/07/11) (a)(b)	4,520,000	4,520,000
NY Longwood Central School District Suffolk County
	State Aid Intercept Program,
	Series 2011,
	1.000% 06/27/12	15,000,000	15,052,896
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.210% 11/01/35 (12/01/11) (a)(b)	54,770,000	54,770,000
NY Mexico Central School District
	State Aid Intercept Program,
	Series 2011,
	1.375% 06/29/12	9,330,000	9,368,776
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.160% 08/01/29 (01/07/12) (a)(b)	2,500,000	2,500,000
NY New York City Housing Development Corp.
	Series 2010 M,
	0.300% 05/01/43 (03/01/12) (a)(e)	10,000,000	10,000,000
	Series 2011 I,
	0.320% 05/01/43 (05/01/12) (a)(e)	7,750,000	7,750,000
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.220% 06/15/39 (12/01/11) (a)(b)	3,645,000	3,645,000
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.210% 06/15/39 (12/01/11) (a)(b)	11,110,000	11,110,000
NY New York City
	Series 2008 J-6,
	LOC: Landesbank Hessen-Thüringen
	0.310% 08/01/24 (12/01/11) (a)(b)	63,480,000	63,480,000
	Series 2008 J-8,
	LOC: Landesbank Baden-Württemberg
	0.270% 08/01/21 (12/01/11) (a)(b)	16,360,000	16,360,000
NY North Hempstead
	Series 2011,
	1.000% 10/05/12	15,000,000	15,089,525

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Oyster Bay
	Series 2011,
	2.500% 03/09/12	25,945,000	26,089,587
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.140% 12/01/32 (12/01/11) (a)(b)	12,115,000	12,115,000
NY Suffolk County
	Tax & Revenue Anticipation Notes,
	Series 2011:
	1.500% 09/13/12	8,100,000	8,171,161
	2.000% 09/13/12	28,000,000	28,358,598
NY Thruway Authority
	Series 2004 A,
	5.250% 04/01/12	1,000,000	1,016,624
	Series 2011 A,
	2.000% 07/12/12	36,400,000	36,766,130
NEW YORK TOTAL			640,724,059
NORTH CAROLINA — 2.6%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.230% 03/01/24 (12/01/11) (a)(b)	11,655,000	11,655,000
	Series 2008-1011,
	LOC: Branch Banking & Trust
	0.230% 04/01/24 (12/01/11) (a)(b)	15,045,000	15,045,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.230% 05/01/24 (12/01/11) (a)(b)(c)	4,150,000	4,150,000
	Series 2008-1024,
	LOC: Branch Banking & Trust
	0.230% 05/31/24 (12/01/11) (a)(b)	14,680,000	14,680,000
	Series 2008-1026,
	LOC: Branch Banking & Trust
	0.230% 10/01/18 (12/01/11) (a)(b)(c)	9,475,000	9,475,000
NC Capital Facilities Finance Agency
	0.160% 02/06/12	11,774,000	11,774,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.150% 07/01/19 (12/01/11) (a)(b)	4,200,000	4,200,000
	Duke University,
	Series 2008,
	LIQ FAC: Wells Fargo Bank N.A.
	0.130% 10/01/44 (12/01/11) (a)(b)	8,570,000	8,570,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.150% 12/01/29 (12/01/11) (a)(b)	6,730,000	6,730,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.150% 05/01/30 (12/01/11) (a)(b)	4,840,000	4,840,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Charlotte
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.130% 06/01/17 (12/01/11) (a)(b)(c)	3,600,000	3,600,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.150% 11/01/38 (12/01/11) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.150% 05/01/18 (12/01/11) (a)(b)	1,500,000	1,500,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.150% 06/01/37 (12/01/11) (a)(b)	7,050,000	7,050,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.150% 09/01/22 (12/01/11) (a)(b)	6,100,000	6,100,000
NC University of North Carolina at Chapel Hill
	Series 2006-1287,
	LIQ FAC: Morgan Stanley Bank
	0.170% 12/01/34 (12/01/11) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.150% 11/01/32 (12/01/11) (a)(b)	4,000,000	4,000,000
NORTH CAROLINA TOTAL			124,054,000
OHIO — 3.4%
OH Air Quality Development Authority
	Ohio Valley Electric Corp.,
	Series 2009 C,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.130% 02/01/26 (12/01/11) (a)(b)	3,600,000	3,600,000
OH Butler County Port Authority
	Greater Miami Valley YMCA,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.190% 09/01/37 (12/01/11) (a)(b)	9,875,000	9,875,000
OH Cleveland-Cuyahoga County Port Authority
	The Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.140% 01/01/31 (12/01/11) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Oasbo Program,
	Series 2004 A,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.140% 03/01/34 (12/01/11) (a)(b)	21,755,000	21,755,000
OH Cuyahoga County
	Cleveland Hearing & Speech,
	Series 2008,
	LOC: PNC Bank N.A.
	0.140% 06/01/38 (12/01/11) (a)(b)	4,895,000	4,895,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008-488,
	GTY AGMT: Deutsche Bank AG
	0.270% 01/01/28 (12/01/11) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
	Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.130% 12/01/33 (12/01/11) (a)(b)	3,900,000	3,900,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	2.000% 11/15/33 (07/02/12) (a)(e)	8,000,000	8,077,930
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.160% 06/01/30 (12/01/11) (a)(b)	17,455,000	17,455,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.170% 08/01/16 (12/01/11) (a)(b)	3,485,000	3,485,000
OH Higher Educational Facility Authority
	Tiffin University,
	Series 2007,
	LOC: PNC Bank N.A.
	0.140% 08/01/22 (12/01/11) (a)(b)	11,285,000	11,285,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A.
	0.140% 12/01/27 (12/01/11) (a)(b)	9,635,000	9,635,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.
	0.140% 12/01/27 (12/01/11) (a)(b)	6,375,000	6,375,000
OH Lima
	Lima Memorial Hospital,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.180% 04/01/37 (12/01/11) (a)(b)	18,350,000	18,350,000
OH Ohio State University
	0.210% 02/03/12	8,985,000	8,985,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.170% 06/01/27 (12/01/11) (a)(b)	7,360,000	7,360,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.220% 12/01/22 (12/01/11) (a)(b)	3,225,000	3,225,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.170% 02/01/24 (12/01/11) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			160,882,930
OKLAHOMA — 0.7%
OK Grand River Dam Authority
	Series 2008 A,
	SPA: Citibank N.A.
	0.150% 06/01/33 (12/01/11) (a)(b)(c)	26,100,000	26,100,000
OK Tulsa Industrial Authority
	Justin Industries, Inc.,
	Series 1984,
	LOC: JPMorgan Chase Bank
	0.180% 10/01/14 (12/01/11) (a)(b)	6,335,000	6,335,000
OKLAHOMA TOTAL			32,435,000
OREGON — 0.2%
OR Housing & Community Services Department
	Nuture 247 LP,
	Pearl Family Housing,
	Series 2009 B-1,
	LOC: U.S. Bank N.A.
	0.110% 02/01/42 (12/01/11) (a)(b)	6,945,000	6,945,000
OR State
	Series 2011,
	Insurer: BHAC,
	LIQ FAC: Citibank N.A.
	0.140% 02/01/19 (12/01/11) (a)(b)(c)	3,000,000	3,000,000
OREGON TOTAL			9,945,000
PENNSYLVANIA — 4.5%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.160% 06/01/32 (12/01/11) (a)(b)	8,750,000	8,750,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.140% 05/01/26 (12/01/11) (a)(b)	22,000,000	22,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.140% 06/01/22 (12/01/11) (a)(b)	1,990,000	1,990,000
PA Berks County Municipal Authority
	Reading Hospital & Medical Center,
	Series 2009 A-5,
	0.310% 05/01/32 (12/01/11) (a)(e)	8,450,000	8,450,000
PA Chester County Health & Education Facilities Authority
	Barclay Friends,
	Series 1996 A,
	LOC: Wells Fargo Bank N.A.
	0.220% 08/01/25 (12/07/11) (a)(b)	2,610,000	2,610,000
PA Deutsche Bank Spears/Lifers Trust
	Philadelphia Gas Works,
	7th Series-1998 General Ordinance,
	Series 2007-263,
	GTY AGMT: Deutsche Bank AG
	0.180% 10/01/18 (12/01/11) (a)(b)	5,140,000	5,140,000
	Westmoreland County Municipal Authority,
	Series 2007-301,
	GTY AGMT: Deutsche Bank AG
	0.200% 08/15/30 (12/01/11) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.120% 03/01/24 (12/07/11) (a)(b)	2,800,000	2,800,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.120% 03/01/24 (12/07/11) (a)(b)	7,400,000	7,400,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.120% 03/01/24 (12/07/11) (a)(b)	5,550,000	5,550,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.120% 03/01/24 (12/07/11) (a)(b)	1,300,000	1,300,000
	Series 1989 G-6,
	LOC: U.S. Bank N.A.
	0.120% 03/01/24 (12/07/11) (a)(b)	1,400,000	1,400,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.120% 03/01/24 (12/07/11) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.140% 03/01/30 (12/01/11) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.140% 05/01/28 (12/01/11) (a)(b)	5,100,000	5,100,000
PA Northampton County Higher Education Authority
	Lehigh University,

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Series 2006 A,
	0.120% 11/15/21 (12/01/11) (a)(e)	4,090,000	4,090,000
PA Pennsylvania State University
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 03/01/18 (12/01/11) (a)(b)(c)	1,000,000	1,000,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.140% 03/01/26 (12/01/11) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.140% 08/01/30 (12/01/11) (a)(b)	9,770,000	9,770,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.140% 05/15/20 (12/01/11) (a)(b)	13,250,000	13,250,000
PA RBC Municipal Products, Inc. Trust
	Series 2010 E-12,
	LOC: Royal Bank of Canada
	0.140% 01/05/12 (12/01/11) (a)(b)(c)	5,000,000	5,000,000
	Series 2011 C-15,
	LOC: Royal Bank of Canada
	0.140% 11/01/12 (12/01/11) (a)(b)(c)	10,000,000	10,000,000
	Series 2011 E-22,
	LOC: Royal Bank of Canada
	0.140% 12/01/38 (12/01/11) (a)(b)(c)	16,000,000	16,000,000
	UPMC,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.140% 04/15/39 (12/01/11) (a)(b)(c)	40,000,000	40,000,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.140% 11/01/29 (12/01/11) (a)(b)	3,660,000	3,660,000
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.220% 03/01/32 (12/07/11) (a)(b)	14,950,000	14,950,000
PENNSYLVANIA TOTAL			212,995,000
PUERTO RICO — 0.1%
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.100% 07/01/20 (12/01/11) (a)(b)	3,245,000	3,245,000
PUERTO RICO TOTAL			3,245,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
RHODE ISLAND — 0.5%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities,
	Series 2003 B,
	0.100% 09/01/43 (12/01/11) (a)(e)	25,850,000	25,850,000
RHODE ISLAND TOTAL			25,850,000
SOUTH CAROLINA — 0.2%
SC Puttable Floating Option Tax-Exempt Receipts
	P-Floats-PT-4550,
	Series 2008,
	GTY AGMT: FHLMC
	0.380% 03/01/49 (12/01/11) (a)(b)	9,940,000	9,940,000
SOUTH CAROLINA TOTAL			9,940,000
SOUTH DAKOTA — 0.2%
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.
	0.160% 11/15/33 (12/01/11) (a)(b)	12,110,000	12,110,000
SOUTH DAKOTA TOTAL			12,110,000
TENNESSEE — 1.5%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.130% 06/01/39 (12/07/11) (a)(b)	5,400,000	5,400,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.130% 06/01/37 (12/07/11) (a)(b)	1,470,000	1,470,000
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.130% 06/01/30 (12/07/11) (a)(b)	5,000,000	5,000,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.330% 10/01/27 (12/07/11) (a)(b)	1,750,000	1,750,000
TN Metropolitan Government Nashville & Davidson Counties
	Series A,
	LOC: State Street Bank & Trust Co.,
	LOC: California Public Employee Retirement System
	0.190% 12/02/11	20,680,000	20,680,000
TN Shelby County Health, Educational & Housing Facilities Board
	Gables-Tennessee Properties,
	Arbors of Germantown,
	Series 1994,
	LOC: Wells Fargo Bank N.A.
	0.170% 07/01/24 (12/07/11) (a)(b)	2,000,000	2,000,000
TN State School Board
	0.190% 12/07/11	18,744,000	18,744,000
	GTY AGMT: State Street Bank & Trust Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	0.170% 12/07/11	15,000,000	15,000,000
TENNESSEE TOTAL			70,044,000
TEXAS — 7.9%
TX Austin Water & Wastewater System Revenue
	Series 2008,
	LOC: Bank of Tokyo-Mitsubishi UFJ,
	LOC: Sumitomo Mitsui Banking
	0.130% 05/15/31 (12/01/11) (a)(b)	25,920,000	25,920,000
TX BB&T Municipal Trust
	Texas Municipal Gas Acquisition & Supply Corp.,
	Series 2007-2022,
	LOC: Branch Banking & Trust
	0.150% 12/15/22 (12/01/11) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Co.
	0.170% 06/01/28 (12/01/11) (a)(b)	10,375,000	10,375,000
TX Dallas Performing Arts Cultural Facilities Corp.
	Dallas Center for Performing Arts,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.090% 09/01/41 (12/01/11) (a)(b)	23,170,000	23,170,000
TX Deutsche Bank Spears/Lifers Trust
	Houston Taxes Utility Systems,
	Series 2008-511,
	GTY AGMT: Deutsche Bank AG
	0.270% 11/15/25 (12/01/11) (a)(b)	12,675,000	12,675,000
	Lovejoy Independent School District,
	Series 2008-514,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSF
	0.270% 02/15/38 (12/01/11) (a)(b)	3,520,000	3,520,000
	Turnpike Authority,
	Series 2007-329,
	GTY AGMT: Deutsche Bank AG
	0.220% 08/15/29 (12/01/11) (a)(b)	40,230,000	40,230,000
	Victoria Independent School District,
	Series 2008-604,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: PSF
	0.270% 02/15/37 (12/01/11) (a)(b)	7,700,000	7,700,000
TX Eagle Tax-Exempt Trust
	Leander Independent School District,
	Series 2009 52A,
	GTY AGMT: PSF,
	LIQ FAC: Citibank N.A.
	0.140% 08/15/32 (12/01/11) (a)(b)(c)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	LIQ FAC: FNMA
	0.140% 02/15/23 (12/01/11) (a)(b)	4,665,000	4,665,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.140% 02/15/23 (12/01/11) (a)(b)	2,400,000	2,400,000
TX Harris County Health Facilities Development Corp.
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.250% 04/01/17 (12/01/11) (a)(b)	1,550,000	1,550,000
TX Harris County Industrial Development Corp.
	Baytank, Inc.,
	Series 1998,
	LOC: Den Norske Bank
	0.100% 02/01/20 (12/07/11) (a)(b)	8,000,000	8,000,000
TX JPMorgan Chase Putters/Drivers Trust
	State of Texas,
	Series 2011-3944,
	LIQ FAC: JPMorgan Chase Bank
	0.110% 08/30/12 (12/01/11) (a)(b)(c)	74,995,000	74,995,000
TX Klein Independent School District
	Series 2006 39TP,
	LOC: Wells Fargo Bank N.A.
	0.130% 08/01/31 (12/01/11) (a)(b)	12,945,000	12,945,000
TX North Texas Tollway Authority
	Series 2011 A,
	LOC: Morgan Stanley Bank
	0.100% 01/01/51 (12/07/11) (a)(b)	12,500,000	12,500,000
TX RBC Municipal Products, Inc. Trust
	Series 2010 E-14,
	LOC: Royal Bank of Canada
	0.140% 05/15/34 (12/01/11) (a)(b)(c)	30,000,000	30,000,000
	Series 2011 E-18,
	LOC: Royal Bank of Canada
	0.140% 06/01/32 (12/01/11) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.170% 08/01/32 (12/01/11) (a)(b)	10,795,000	10,795,000
TX State University Systems
	Series 2002,
	Pre-refunded 03/15/12,
	Insured: AGMC
	5.000% 03/15/17	2,870,000	2,908,837
TX State
	0.210% 03/07/12	34,500,000	34,500,000
	Series 2009-2994,
	LIQ FAC: Morgan Stanley Bank
	0.300% 12/01/22 (12/01/11) (a)(b)(c)	9,780,000	9,780,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Tarrant County Cultural Educational Facilities Finance Corp.
	Baylor Healthcare System,
	Series 2011,
	LOC: Northern Trust Co.
	0.100% 11/15/50 (12/07/11) (a)(b)	3,500,000	3,500,000
TX Texas A&M University
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.140% 05/15/18 (12/01/11) (a)(b)(c)	3,090,000	3,090,000
TEXAS TOTAL			373,863,837
UTAH — 0.2%
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	LIQ FAC: FNMA
	0.190% 08/15/39 (12/01/11) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.190% 04/01/42 (12/01/11) (a)(b)	3,125,000	3,125,000
UT Weber County Housing Authority
	Cherry Creek Apartments,
	Series 2001,
	LIQ FAC: FNMA
	0.190% 11/01/39 (12/01/11) (a)(b)	2,630,000	2,630,000
UTAH TOTAL			9,995,000
VIRGINIA — 1.9%
VA BB&T Municipal Trust
	Series 2008-1015,
	LOC: Branch Banking & Trust
	0.230% 05/16/24 (12/01/11) (a)(b)(c)	20,880,000	20,880,000
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	0.170% 01/15/41 (12/01/11) (a)(b)	18,625,000	18,625,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006-323,
	LIQ FAC: FHLMC
	0.270% 02/01/26 (12/01/11) (a)(b)	6,800,000	6,800,000
VA Public Building Authority
	Series 2005 D,
	SPA: Wells Fargo Bank N.A.
	0.130% 08/01/25 (12/01/11) (a)(b)	25,000,000	25,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Puttable Floating Option Tax-Exempt Receipts
	Fairfax County Redevelopment & Housing Authority,
	Series 2007-433,
	LIQ FAC: FHLMC
	0.270% 10/01/36 (12/01/11) (a)(b)	18,025,000	18,025,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.150% 01/01/35 (12/01/11) (a)(b)	2,760,000	2,760,000
VIRGINIA TOTAL			92,090,000
WASHINGTON — 1.2%
WA Deutsche Bank Spears/Lifers Trust
	King County,
	Series 2008-598,
	LIQ FAC: Deutsche Bank AG
	0.270% 01/01/28 (12/01/11) (a)(b)	7,020,000	7,020,000
	Washington State,
	Series 2008-599,
	LIQ FAC: Deutsche Bank AG
	0.270% 01/01/30 (12/01/11) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.130% 12/01/31 (12/01/11) (a)(b)	3,360,000	3,360,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	LIQ FAC: FHLMC
	0.120% 12/01/41 (12/07/11) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.130% 07/01/29 (12/07/11) (a)(b)	2,105,000	2,105,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/28 (12/01/11) (a)(b)	1,410,000	1,410,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.140% 05/01/19 (12/01/11) (a)(b)	2,030,000	2,030,000
WA State
	Series 2002 B,
	Pre-refunded 01/01/12,
	5.000% 01/01/27	11,250,000	11,294,557
	Series 2006-7TPZ,
	LOC: Wells Fargo Bank N.A.
	0.130% 12/01/29 (12/01/11) (a)(b)	12,435,000	12,435,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.140% 01/01/16 (12/01/11) (a)(b)(c)	2,865,000	2,865,000
	Series 2011,
	LIQ FAC: Citibank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.140% 01/01/18 (12/01/11) (a)(b)(c)	1,400,000	1,400,000
WASHINGTON TOTAL			56,924,557
WEST VIRGINIA — 0.2%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.120% 12/01/42 (12/01/11) (a)(b)	8,300,000	8,300,000
WEST VIRGINIA TOTAL			8,300,000
WISCONSIN — 1.5%
WI Badger TOB Asset Securitization Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	6.125% 06/01/27	3,760,000	3,869,364
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2006 B,
	LOC: Bank of Montreal
	0.160% 04/01/28 (12/07/11) (a)(b)	21,085,000	21,085,000
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris Bank N.A.
	0.150% 02/01/38 (12/01/11) (a)(b)	15,500,000	15,500,000
	Meriter Hospital, Inc.:
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.150% 12/01/26 (12/01/11) (a)(b)	15,045,000	15,045,000
	Series 2008 C,
	LOC: U.S. Bank N.A.
	0.150% 12/01/35 (12/01/11) (a)(b)	3,940,000	3,940,000
	Milwaukee Institute of Art & Design,
	Series 2004,
	LOC: Citibank N.A.
	0.130% 01/01/34 (12/07/11) (a)(b)	9,785,000	9,785,000
WISCONSIN TOTAL			69,224,364

	Total Municipal Bonds (cost of $4,776,417,562)		4,776,417,562

	Total Investments — 100.9% (cost of $4,776,417,562)(f)		4,776,417,562

	Other Assets & Liabilities, Net — (0.9)%		(43,674,101)

	Net Assets — 100.0%		4,732,743,461

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 - Prices determined using quoted prices in active markets for identical assets.

• Level 2 - Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

• Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,776,417,562	$—	$4,776,417,562
Total Investments	$—	$4,776,417,562	$—	$4,776,417,562

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	Parenthetical date represents the effective maturity date for the security.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities, which are not illiquid, amounted to $522,595,000 or 11.0% of net assets for the Fund.

(d)	Security purchased on a delayed delivery basis.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2011.

(f)	Cost for federal income tax purposes is $4,776,417,562.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Permanent School Fund
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
November 30, 2011 (Unaudited)	BofA Treasury Reserves

	Par ($)	Value ($)
Government & Agency Obligations — 35.3%
U.S. Government Obligations — 35.3%
U.S. Treasury Bill
0.070% 03/08/12 (a)	89,000,000	88,983,040
0.100% 05/03/12 (a)	79,050,000	79,016,184
0.120% 02/02/12 (a)	285,000,000	284,940,150
U.S. Treasury Note
0.750% 05/31/12	337,020,000	338,097,133
0.875% 01/31/12	97,000,000	97,135,738
1.000% 12/31/11	327,000,000	327,254,494
1.000% 03/31/12	95,000,000	95,300,449
1.000% 04/30/12	681,650,000	684,201,438
1.125% 01/15/12	21,000,000	21,027,785
1.375% 02/15/12	4,658,000	4,670,782
1.375% 03/15/12	89,000,000	89,340,841
1.375% 04/15/12	167,300,000	168,061,736
1.375% 05/15/12	48,204,000	48,468,146
1.500% 07/15/12	70,000,000	70,609,814
1.750% 08/15/12	35,000,000	35,403,125
4.500% 03/31/12	108,204,000	109,779,227
4.500% 04/30/12	95,481,000	97,196,401
4.625% 07/31/12	24,005,000	24,721,365
4.750% 01/31/12	23,400,000	23,582,620
4.750% 05/31/12	75,000,000	76,737,375
4.875% 02/15/12	301,400,000	304,401,773
U.S. GOVERNMENT OBLIGATIONS TOTAL		3,068,929,616

Total Government & Agency Obligations (cost of $3,068,929,616)		3,068,929,616
Repurchase Agreements — 64.6%

Repurchase agreement with Barclays Capital, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by a U.S. Treasury obligation maturing 01/15/25, market value $3,381,325 (repurchase proceeds $3,315,009)	3,315,000	3,315,000

Repurchase agreement with BNP Paribas, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 08/15/41, market value $462,060,038 (repurchase proceeds $453,001,258)	453,000,000	453,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with BNP Paribas, dated 11/30/11, due 12/01/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/41, market value $204,000,000 (repurchase proceeds $200,000,722)	200,000,000	200,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/11, due 12/01/11 at 0.150%, collateralized by corporate bonds with various maturities to 06/15/12, market value $255,440,000 (repurchase proceeds $248,001,033)	248,000,000	248,000,000

	Repurchase agreement with Credit Agricole, dated 11/30/11, due 12/01/11 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 01/31/13, market value $510,000,056 (repurchase proceeds $500,001,528)	500,000,000	500,000,000

	Repurchase agreement with Citibank N.A., dated 11/30/11, due 12/01/11 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 05/15/21, market value $459,000,047 (repurchase proceeds $450,001,375)	450,000,000	450,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by a U.S. Treasury obligation and a corporate bond with various maturities to 02/15/41, market value $207,064,620 (repurchase proceeds $203,000,564)	203,000,000	203,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/11, due 12/01/11 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 05/15/37, market value $277,440,004 (repurchase proceeds $272,000,680)	272,000,000	272,000,000

	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/11, due 12/01/11 at 0.010%, collateralized by U.S. Treasury obligations with various maturities to 05/31/18, market value $76,502,250 (repurchase proceeds $75,000,021)	75,000,000	75,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/11, due 12/01/11 at 0.090%, collateralized by U.S. Treasury obligations and a corporate bond with various maturities to 05/15/38, market value $510,004,753 (repurchase proceeds $500,001,250)	500,000,000	500,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 01/17/12 at 0.080%, collateralized by a U.S. Treasury obligation maturing 11/30/18, market value $146,883,931 (repurchase proceeds $144,015,360)	144,000,000	144,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 12/01/11 at 0.070%, collateralized by a U.S. Treasury obligation maturing 05/31/13, market value $54,060,028 (repurchase proceeds $53,000,103)	53,000,000	53,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 11/30/11, due 12/01/11 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/41, market value $102,000,482 (repurchase proceeds $100,000,306)	100,000,000	100,000,000

	Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.050%, collateralized by a U.S. Treasury obligation maturing 06/30/18, market value $102,000,030 (repurchase proceeds $100,000,139)	100,000,000	100,000,000

	Repurchase agreement with RBC Capital Markets, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/41, market value $204,000,000 (repurchase proceeds $200,000,556)	200,000,000	200,000,000

	Repurchase agreement with RBS Securities, Inc., dated 11/30/11, due 12/01/11 at 0.090%, collateralized by U.S. Treasury obligations and a corporate bond with various maturities to 02/15/26, market value $408,002,494 (repurchase proceeds $400,001,000)	400,000,000	400,000,000

	Repurchase agreement with Societe Generale, dated 11/30/11, due 12/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/21, market value $510,000,074 (repurchase proceeds $500,001,389)	500,000,000	500,000,000

	Repurchase agreement with Societe Generale, dated 11/30/11, due 12/01/11 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/41, market value $183,600,000 (repurchase proceeds $180,000,550)	180,000,000	180,000,000

	Repurchase agreement with TD USA Securities, Inc., dated 11/29/11, due 01/03/12 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $163,200,066 (repurchase proceeds $160,015,556)	160,000,000	160,000,000

	Repurchase agreement with TD USA Securities, Inc., dated 11/30/11, due 12/01/11 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 01/15/28, market value $408,000,071 (repurchase proceeds $400,001,111)	400,000,000	400,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with UBS Securities LLC, dated 11/30/11, due 12/01/11 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 03/22/12, market value $181,413,166 (repurchase proceeds $177,856,445)	177,856,000	177,856,000

	Repurchase agreement with UBS Securities LLC, dated 11/30/11, due 12/01/11 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 09/20/61, market value $204,000,000 (repurchase proceeds $200,000,611)	200,000,000	200,000,000

	Repurchase agreement with UBS Securities LLC, dated 11/30/11, due 12/01/11 at 0.150%, collateralized by corporate bonds with various maturities to 12/28/12, market value $100,940,000 (repurchase proceeds $98,000,408)	98,000,000	98,000,000

	Total Repurchase Agreements (cost of $5,617,171,000)		5,617,171,000

	Total Investments — 99.9% (cost of $8,686,100,616)(b)		8,686,100,616

	Other Assets & Liabilities, Net — 0.1%		9,161,452

	Net Assets — 100.0%		8,695,262,068

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical securities.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$3,068,929,616	$—	$3,068,929,616
Total Repurchase Agreements	—	5,617,171,000	—	5,617,171,000
Total Investments	$—	$8,686,100,616	$—	$8,686,100,616

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the annualized yield at the date of purchase.

(b)	Cost for federal income tax purposes is $8,686,100,616.

5

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	January 18, 2012

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	January 18, 2012